UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2021

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 96.8%
Brazil | 3.1%
Dexco SA	525,941	$1,638,933
Pagseguro Digital, Ltd., Class A (*)	39,482	2,042,009
Rumo SA (*)	535,644	1,651,464
		5,332,406
Canada | 1.7%
First Quantum Minerals, Ltd.	158,867	2,941,285
China | 20.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	53,803	7,965,534
Chow Tai Seng Jewellery Co., Ltd., Class A	446,250	1,370,938
GoerTek, Inc., Class A	307,100	2,033,878
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	219,000	1,535,827
Minth Group, Ltd.	960,000	3,267,764
Ping An Insurance (Group) Co. of China, Ltd., Class H	280,000	1,899,949
Tencent Holdings, Ltd.	125,100	7,335,141
Trip.com Group, Ltd. ADR (*)	102,718	3,158,579
Weibo Corp. Sponsored ADR (*)	27,585	1,310,012
Wuliangye Yibin Co., Ltd., Class A	42,300	1,437,040
Xiabuxiabu Catering Management China Holdings Co., Ltd.	944,000	922,727
Zhongsheng Group Holdings, Ltd.	270,500	2,174,118
		34,411,507
Colombia | 2.4%
Bancolombia SA Sponsored ADR	117,879	4,080,971
Hong Kong | 2.1%
China Gas Holdings, Ltd.	635,200	1,873,078
Techtronic Industries Co., Ltd.	83,002	1,627,126
		3,500,204
Hungary | 0.8%
Richter Gedeon Nyrt.	52,966	1,441,725
India | 13.0%
Bajaj Finance, Ltd.	22,774	2,337,937
HDFC Bank, Ltd. ADR	53,282	3,894,382
ICICI Bank, Ltd. Sponsored ADR	374,666	7,069,948
Motherson Sumi Systems, Ltd.	485,100	1,460,709
Mphasis, Ltd.	51,440	2,138,154
Reliance Industries, Ltd.	94,991	3,212,348
UPL, Ltd.	219,189	2,074,618
		22,188,096
Indonesia | 3.5%
PT Bank Central Asia Tbk	1,025,000	2,507,154
Description	Shares	Fair Value
PT Bank Rakyat Indonesia (Persero) Tbk	12,818,649	$3,406,852
		5,914,006
Mexico | 2.8%
Grupo Financiero Banorte SAB de CV, Class O	742,957	4,771,640
Peru | 0.7%
Credicorp, Ltd.	9,979	1,107,070
Philippines | 2.4%
BDO Unibank, Inc.	942,385	2,036,469
International Container Terminal Services, Inc.	524,699	2,004,662
		4,041,131
Poland | 1.0%
InPost SA (*)	106,752	1,760,894
Russia | 8.2%
Fix Price Group, Ltd. GDR	221,545	1,976,019
Mail.Ru Group, Ltd. GDR (*)	95,709	1,955,167
Novatek PJSC Sponsored GDR	7,227	1,879,429
Sberbank of Russia PJSC (‡)	1,142,380	5,338,758
Yandex NV Class A (*)	34,721	2,766,916
		13,916,289
South Africa | 5.5%
Capitec Bank Holdings, Ltd.	37,064	4,478,682
Standard Bank Group, Ltd.	337,855	3,208,213
The Foschini Group, Ltd. (*)	177,056	1,601,351
		9,288,246
South Korea | 12.7%
CJ Logistics Corp. (*)	15,510	1,992,399
NAVER Corp.	3,710	1,208,883
NCSoft Corp.	1,911	967,512
Samsung Electronics Co., Ltd.	166,659	10,372,657
SK Hynix, Inc.	50,320	4,339,118
WONIK IPS Co., Ltd.	79,124	2,648,467
		21,529,036
Taiwan | 15.5%
Airtac International Group	38,000	1,189,324
ASE Technology Holding Co., Ltd.	1,011,289	3,936,610
Bizlink Holding, Inc.	272,000	2,169,902
Chroma ATE, Inc.	335,000	2,098,145
Hiwin Technologies Corp.	238,844	2,623,205
Lotes Co., Ltd.	73,000	1,440,748
MediaTek, Inc.	49,000	1,579,432
RichWave Technology Corp.	235,000	1,975,062
Silicon Motion Technology Corp. ADR	42,529	2,933,650

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	315,000	$6,495,629
		26,441,707
United States | 1.2%
JS Global Lifestyle Co., Ltd.	902,000	2,093,901
Total Common Stocks (Cost $125,520,283)		164,760,114
Preferred Stocks | 1.7%
Brazil | 1.7%
Banco Bradesco SA ADR (Cost $2,830,044)	754,430	2,889,467
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,957,547)	1,957,547	1,957,547
Total Investments | 99.6% (Cost $130,307,874)		$169,607,128
Cash and Other Assets in Excess of Liabilities | 0.4%		622,569
Net Assets | 100.0%		$170,229,697

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 97.3%
Argentina | 1.0%
MercadoLibre, Inc. (*)	1,070	$1,796,958
Brazil | 5.9%
Azul SA ADR (*)	36,063	723,424
Banco BTG Pactual SA	368,596	1,702,957
Banco do Brasil SA	250,500	1,329,376
CCR SA	534,530	1,148,419
Lojas Renner SA	266,235	1,682,745
Pet Center Comercio e Participacoes SA	434,281	1,870,859
Rumo SA (*)	341,458	1,052,762
Telefonica Brasil SA ADR	113,574	881,334
		10,391,876
Canada | 0.8%
Parex Resources, Inc.	82,202	1,495,290
China | 30.5%
21Vianet Group, Inc. ADR (*)	100,404	1,737,993
Alibaba Group Holding, Ltd. (*)	34,700	645,420
Alibaba Group Holding, Ltd. Sponsored ADR (*)	45,324	6,710,218
Bilibili, Inc. Sponsored ADR (*)	15,833	1,047,670
Budweiser Brewing Co. APAC, Ltd.	451,500	1,136,454
China Mengniu Dairy Co., Ltd.	228,000	1,466,743
China National Building Material Co., Ltd., Class H	875,741	1,181,493
Industrial & Commercial Bank of China, Ltd., Class H	6,877,633	3,796,786
Innovent Biologics, Inc. (*)	156,500	1,514,140
JD.com, Inc. ADR (*)	29,943	2,163,082
Joinn Laboratories China Co., Ltd., Class H	23,280	315,069
Kingsoft Cloud Holdings, Ltd. ADR (*)	31,348	887,775
Midea Group Co., Ltd., Class A	83,900	903,951
NetEase, Inc.	38,900	668,243
NetEase, Inc. ADR	17,236	1,471,954
PICC Property & Casualty Co., Ltd., Class H	1,241,770	1,198,137
Ping An Insurance (Group) Co. of China, Ltd., Class H	324,000	2,198,512
Prosus NV	17,898	1,409,614
Remegen Co., Ltd., Class H (*)	90,000	1,136,364
Shenzhou International Group Holdings, Ltd.	125,991	2,633,497
Tencent Holdings, Ltd.	221,800	13,005,070
Tencent Music Entertainment Group ADR (*)	51,874	376,087
Wuliangye Yibin Co., Ltd., Class A	59,600	2,024,766
Wuxi Biologics Cayman, Inc. (*)	124,000	2,004,245
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	170,400	1,817,014
Description	Shares	Fair Value
Zai Lab, Ltd. ADR (*)	5,640	$594,400
		54,044,697
Hong Kong | 1.9%
China Gas Holdings, Ltd.	314,000	925,923
Techtronic Industries Co., Ltd.	122,500	2,401,423
		3,327,346
India | 12.5%
HDFC Bank, Ltd. ADR	77,569	5,669,518
Hindalco Industries, Ltd.	565,016	3,700,059
Infosys, Ltd. Sponsored ADR	146,848	3,267,368
Larsen & Toubro, Ltd.	64,714	1,476,986
Maruti Suzuki India, Ltd.	13,760	1,358,584
Motherson Sumi Systems, Ltd.	399,233	1,202,151
Reliance Industries, Ltd.	85,864	2,903,697
UPL, Ltd.	262,908	2,488,417
		22,066,780
Indonesia | 1.3%
PT Bank Mandiri (Persero) Tbk	3,105,500	1,319,709
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	38,531	978,688
		2,298,397
Mexico | 3.8%
Arca Continental SAB de CV	284,145	1,732,828
Cemex SAB de CV Sponsored ADR (*)	283,978	2,036,122
Grupo Aeroportuario del Pacifico SAB de CV ADR	14,475	1,683,732
Grupo Financiero Banorte SAB de CV, Class O	208,000	1,335,880
		6,788,562
Philippines | 0.8%
BDO Unibank, Inc.	678,891	1,467,065
Poland | 1.8%
CD Projekt SA	11,663	559,114
KGHM Polska Miedz SA	64,442	2,551,229
		3,110,343
Russia | 6.2%
Fix Price Group, Ltd. GDR	93,020	829,670
LUKOIL PJSC Sponsored ADR	50,974	4,852,580
Sberbank of Russia PJSC Sponsored ADR	53,682	1,006,538
Sberbank of Russia PJSC Sponsored ADR (London)	146,472	2,721,484
Yandex NV Class A (*)	19,310	1,538,814
		10,949,086
South Africa | 1.7%
Mondi PLC	107,283	2,622,261

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Naspers, Ltd., N Shares	2,570	$423,505
		3,045,766
South Korea | 10.8%
DB Insurance Co., Ltd.	19,502	1,035,346
LG Chem, Ltd.	2,469	1,612,746
NAVER Corp.	4,358	1,420,029
NCSoft Corp.	2,257	1,142,687
Orion Corp.	10,892	1,070,901
Samsung Electronics Co., Ltd.	149,170	9,284,163
Samsung SDI Co., Ltd.	3,079	1,852,206
SK Hynix, Inc.	19,335	1,667,266
		19,085,344
Taiwan | 15.1%
Accton Technology Corp.	110,000	1,034,213
Eclat Textile Co., Ltd.	62,789	1,357,870
Micro-Star International Co., Ltd.	251,000	1,147,357
Realtek Semiconductor Corp.	63,000	1,110,245
Sea, Ltd. ADR (*)	7,116	2,268,083
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	177,442	19,811,399
		26,729,167
United Kingdom | 2.2%
Anglo American PLC	46,418	1,601,183
Unilever PLC Sponsored ADR	42,286	2,292,747
		3,893,930
United States | 1.0%
Yum China Holdings, Inc.	29,407	1,708,841
Total Common Stocks (Cost $126,165,586)		172,199,448
Preferred Stocks | 0.7%
Brazil | 0.7%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,313,868)	214,288	1,129,298
Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $3,600,356)	3,600,356	3,600,356
Total Investments | 100.0% (Cost $131,079,810)		$176,929,102
Cash and Other Assets in Excess of Liabilities | 0.0%		14,897
Net Assets | 100.0%		$176,943,999

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 98.0%
Brazil | 3.0%
B3 SA - Brasil Bolsa Balcao	59,700	$139,665
Banco do Brasil SA	23,400	124,181
Cia Siderurgica Nacional SA	22,000	116,065
Dexco SA	31,700	98,783
JBS SA	20,100	136,824
Marfrig Global Foods SA	48,100	226,644
Petroleo Brasileiro SA	106,239	531,219
Vale SA	49,909	698,721
		2,072,102
China | 33.7%
360 DigiTech, Inc. ADR (*)	5,000	101,600
Agricultural Bank of China, Ltd., Class H	551,000	188,369
Alibaba Group Holding, Ltd. Sponsored ADR (*)	15,726	2,328,234
Anhui Conch Cement Co., Ltd., Class H	26,500	142,541
Anhui Guangxin Agrochemical Co., Ltd., Class A	24,600	123,267
Baidu, Inc. Sponsored ADR (*)	3,891	598,241
Bank of Beijing Co., Ltd., Class A	272,200	183,671
Bank of China, Ltd., Class H	2,379,000	837,545
Bank of Communications Co., Ltd., Class H	960,000	566,271
Baoshan Iron & Steel Co., Ltd., Class A	95,300	127,714
Beijing New Building Materials PLC, Class A	32,000	156,724
Bosideng International Holdings, Ltd.	350,000	247,080
BYD Co., Ltd., Class H	10,000	308,835
China CITIC Bank Corp., Ltd., Class H	749,000	337,959
China Construction Bank Corp., Class H	741,000	525,627
China Galaxy Securities Co., Ltd., Class H	510,000	295,268
China Longyuan Power Group Corp., Ltd., Class H	170,000	415,399
China Medical System Holdings, Ltd.	88,000	159,050
China Meidong Auto Holdings, Ltd.	22,000	110,125
China Modern Dairy Holdings, Ltd.	555,000	103,642
China National Building Material Co., Ltd., Class H	82,000	110,629
China Petroleum & Chemical Corp., Class H	1,224,000	602,409
China Railway Group, Ltd., Class H	356,000	177,134
China Resources Cement Holdings, Ltd.	128,000	123,136
China Resources Mixc Lifestyle Services, Ltd.	22,800	126,194
China Resources Power Holdings Co., Ltd.	112,000	322,356
China World Trade Center Co., Ltd., Class A	48,687	110,210
China Yongda Automobiles Services Holdings, Ltd.	119,500	172,028
Chongqing Brewery Co., Ltd., Class A (*)	10,800	216,672
Description	Shares	Fair Value
Chongqing Zhifei Biological Products Co., Ltd., Class A	4,800	$118,145
CITIC, Ltd.	648,000	683,212
Contemporary Amperex Technology Co., Ltd., Class A	1,600	130,213
COSCO SHIPPING Holdings Co., Ltd., Class H (*)	170,300	257,846
CSPC Pharmaceutical Group, Ltd.	259,840	308,454
Daan Gene Co., Ltd., Class A	90,680	259,798
ENN Energy Holdings, Ltd.	5,900	96,617
GF Securities Co., Ltd., Class H	124,000	216,182
Gigadevice Semiconductor Beijing, Inc., Class A	5,800	129,089
Imeik Technology Development Co., Ltd., Class A	1,100	100,972
Industrial & Commercial Bank of China, Ltd., Class H	714,000	394,162
Intco Medical Technology Co., Ltd., Class A	10,350	93,973
JD.com, Inc. ADR (*)	7,036	508,281
Jiangsu Hengli Hydraulic Co., Ltd., Class A	13,300	173,980
Lenovo Group, Ltd.	242,000	259,602
Li Auto, Inc. ADR (*)	3,892	102,321
Li Ning Co., Ltd.	54,500	628,708
Meituan, Class B (*)	24,400	761,931
Metallurgical Corp. of China, Ltd., Class H	321,000	98,592
NetEase, Inc. ADR	2,183	186,428
New China Life Insurance Co., Ltd., Class H	122,800	361,687
NIO, Inc. ADR (*)	6,587	234,695
Oppein Home Group, Inc., Class A	15,200	305,874
PetroChina Co., Ltd., Class H	752,000	352,011
PharmaBlock Sciences Nanjing, Inc., Class A	6,300	198,429
Pharmaron Beijing Co., Ltd., Class H	9,500	225,746
Pinduoduo, Inc. ADR (*)	2,792	253,151
Ping An Insurance (Group) Co. of China, Ltd., Class H	30,500	206,959
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	9,940	113,838
Shenzhen Inovance Technology Co., Ltd., Class A	10,600	103,377
Shenzhen Overseas Chinese Town Co., Ltd., Class A	85,800	99,476
Silergy Corp.	1,000	147,341
Sinotruk Hong Kong, Ltd.	49,500	73,351
Sunny Optical Technology Group Co., Ltd.	8,100	212,540
Tencent Holdings, Ltd.	47,300	2,773,399
The People’s Insurance Co. Group of China, Ltd., Class H	421,000	130,624
Tian Di Science & Technology Co., Ltd., Class A	305,600	245,351

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Topsports International Holdings, Ltd.	86,000	$97,049
Vipshop Holdings, Ltd. ADR (*)	10,089	112,391
Weibo Corp. Sponsored ADR (*)	1,549	73,562
WuXi AppTec Co., Ltd., Class H	9,200	214,761
Wuxi Biologics Cayman, Inc. (*)	32,000	517,225
Yadea Group Holdings, Ltd.	98,000	158,775
Yuexiu Property Co., Ltd.	168,400	157,970
Zhejiang Orient Gene Biotech Co., Ltd., Class A	4,889	118,314
Zhongsheng Group Holdings, Ltd.	29,000	233,085
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	112,600	100,534
		23,147,951
Greece | 0.7%
Hellenic Telecommunications Organization SA	20,179	377,141
National Bank of Greece SA (*)	43,279	120,393
		497,534
Hong Kong | 0.5%
Kingboard Holdings, Ltd.	23,000	103,398
Kingboard Laminates Holdings, Ltd.	82,000	133,684
Nine Dragons Paper Holdings, Ltd.	91,000	111,273
		348,355
Hungary | 0.5%
MOL Hungarian Oil & Gas PLC	29,198	242,860
Richter Gedeon Nyrt.	4,789	130,356
		373,216
India | 10.4%
Axis Bank, Ltd. GDR (*)	1,771	89,419
Dr Reddy’s Laboratories, Ltd. ADR	4,117	268,181
GAIL India, Ltd. GDR	20,902	272,940
HDFC Bank, Ltd. ADR	9,941	726,588
ICICI Bank, Ltd. Sponsored ADR	59,472	1,122,237
Infosys, Ltd. Sponsored ADR	62,840	1,398,190
Reliance Industries, Ltd. Sponsored GDR (#)	9,420	636,750
State Bank of India GDR	5,271	323,465
Tata Motors, Ltd. Sponsored ADR (*)	17,272	387,065
Vedanta, Ltd. ADR	29,138	445,229
Wipro, Ltd. ADR	100,160	884,413
WNS Holdings, Ltd. ADR (*)	7,463	610,473
		7,164,950
Indonesia | 1.0%
Japfa Comfeed Indonesia Tbk PT	876,100	120,444
Kalbe Farma Tbk PT	1,310,300	130,113
Description	Shares	Fair Value
PT Astra International Tbk	442,000	$168,861
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	10,443	265,252
		684,670
Luxembourg | 0.3%
Ternium SA Sponsored ADR	4,114	174,022
Malaysia | 1.7%
Frontken Corp. Bhd	186,550	160,237
Hong Leong Financial Group Bhd	34,300	149,473
Inari Amertron Berhad	350,500	306,569
Petronas Chemicals Group Bhd	90,400	187,237
Public Bank Berhad	369,000	358,178
		1,161,694
Mexico | 2.7%
Arca Continental SAB de CV	49,200	300,041
Coca-Cola Femsa SAB de CV Sponsored ADR	5,682	319,726
Gruma SAB de CV, Class B	14,385	164,677
Grupo Mexico SAB de CV, Series B	67,800	270,622
Kimberly-Clark de Mexico SAB de CV, Series A	142,600	234,817
Qualitas Controladora SAB de CV	36,600	167,720
Wal-Mart de Mexico SAB de CV	121,600	413,139
		1,870,742
Philippines | 0.2%
International Container Terminal Services, Inc.	43,910	167,762
Poland | 1.6%
KGHM Polska Miedz SA	4,409	174,550
Orange Polska SA (*)	88,943	179,474
Polski Koncern Naftowy ORLEN SA	6,111	126,002
Polskie Gornictwo Naftowe i Gazownictwo SA	361,769	587,403
		1,067,429
Russia | 3.6%
Gazprom PJSC Sponsored ADR	26,617	262,004
LUKOIL PJSC Sponsored ADR	5,436	517,536
MMC Norilsk Nickel PJSC ADR	3,494	103,431
PhosAgro PJSC GDR	5,109	115,389
Polymetal International PLC	5,843	98,954
Ros Agro PLC GDR	12,248	180,884
Rosneft Oil Co. PJSC GDR	44,949	374,759
Sberbank of Russia PJSC Sponsored ADR (London)	24,358	452,577
Severstal PJSC GDR	10,504	218,783

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Yandex NV Class A (*)	1,544	$123,042
		2,447,359
Saudi Arabia | 3.0%
Al Rajhi Bank	18,920	618,418
Arriyadh Development Co.	26,066	190,949
Bank Al-Jazira	27,866	136,497
Dr Sulaiman Al Habib Medical Services Group Co.	2,582	119,660
Jarir Marketing Co.	3,455	193,099
Leejam Sports Co. JSC	4,494	125,154
Saudi Basic Industries Corp.	4,435	150,432
Saudi Industrial Services Co.	21,656	247,339
Saudi Telecom Co.	4,370	148,033
United Electronics Co.	3,270	124,272
		2,053,853
South Africa | 2.2%
Absa Group, Ltd.	14,170	142,639
Anglo American Platinum, Ltd.	1,045	90,438
Impala Platinum Holdings, Ltd.	9,583	107,217
MTN Group, Ltd. (*)	18,421	172,886
MultiChoice Group, Ltd.	20,549	155,795
Naspers, Ltd., N Shares	2,115	348,527
Sasol, Ltd. (*)	9,955	188,193
Sibanye Stillwater, Ltd.	29,983	92,392
Vodacom Group, Ltd.	21,817	208,646
		1,506,733
South Korea | 13.7%
AfreecaTV Co., Ltd.	2,279	286,486
BNK Financial Group, Inc.	19,064	140,203
DB Insurance Co., Ltd.	1,364	72,414
DGB Financial Group, Inc.	23,849	197,681
Doosan Bobcat, Inc. (*)	2,858	94,968
Hana Financial Group, Inc.	21,925	846,279
Hankook Tire & Technology Co., Ltd.	4,691	168,802
HMM Co., Ltd. (*)	3,645	102,556
Kakao Corp.	2,550	249,806
KB Financial Group, Inc.	3,298	153,351
Kia Corp.	8,366	565,254
Korea Electric Power Corp.	7,958	157,889
Korea Electric Terminal Co., Ltd.	1,767	112,200
Korean Reinsurance Co.	38,899	311,476
KT Corp.	23,595	643,841
KT&G Corp.	2,828	192,971
Kumho Petrochemical Co., Ltd.	694	110,033
LG Chem, Ltd.	160	104,512
Description	Shares	Fair Value
LG Electronics, Inc.	1,423	$150,967
LG Innotek Co., Ltd.	662	114,628
NAVER Corp.	453	147,607
Osstem Implant Co., Ltd.	1,658	185,758
POSCO	1,092	303,506
Samsung Electro-Mechanics Co., Ltd.	1,162	170,940
Samsung Electronics Co., Ltd. GDR	2,109	3,278,292
Samsung Securities Co., Ltd.	4,633	185,080
SK Hynix, Inc.	3,837	330,866
		9,378,366
Taiwan | 15.0%
Adimmune Corp.	76,000	141,165
Cathay Financial Holding Co., Ltd.	180,000	368,515
Chailease Holding Co., Ltd.	16,000	140,592
Delta Electronics, Inc.	78,000	701,707
Evergreen Marine Corp. Taiwan, Ltd.	47,000	206,588
Formosa Chemicals & Fibre Corp.	52,000	156,594
Formosa Plastics Corp.	106,000	426,203
Fubon Financial Holding Co., Ltd.	99,000	270,050
MediaTek, Inc.	10,000	322,333
Nan Ya Plastics Corp.	124,000	402,086
Nan Ya Printed Circuit Board Corp.	16,000	246,469
Nantex Industry Co., Ltd.	34,000	110,023
Nien Made Enterprise Co., Ltd.	15,000	212,038
Novatek Microelectronics Corp.	17,000	246,809
Pegavision Corp.	7,000	130,559
Realtek Semiconductor Corp.	8,000	140,984
Silicon Motion Technology Corp. ADR	2,105	145,203
SinoPac Financial Holdings Co., Ltd.	263,000	130,384
Taiwan Hon Chuan Enterprise Co., Ltd.	46,000	116,090
Taiwan Semiconductor Manufacturing Co., Ltd.	199,000	4,103,588
Unimicron Technology Corp.	22,000	102,410
United Microelectronics Corp.	127,000	289,795
Vanguard International Semiconductor Corp.	68,000	365,848
Wan Hai Lines, Ltd.	20,400	145,377
Yuanta Financial Holding Co., Ltd.	786,000	691,810
		10,313,220
Thailand | 2.5%
Chularat Hospital Public Co., Ltd. NVDR	1,995,600	220,735
Com7 Public Co., Ltd. NVDR	146,700	290,802
Hana Microelectronics Public Co., Ltd. NVDR	108,900	253,436
Kasikornbank Public Co., Ltd. NVDR	59,600	233,883
KCE Electronics Public Co., Ltd. NVDR	74,900	173,552
Mega Lifesciences Public Co., Ltd (‡)	165,848	245,084
Sri Trang Agro-Industry Public Co., Ltd. (‡)	139,000	137,624

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
The Siam Commercial Bank Public Co. Ltd. NVDR	43,000	$152,466
		1,707,582
Turkey | 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	50,402	121,244
Coca-Cola Icecek AS	11,026	105,074
Ford Otomotiv Sanayi AS	6,647	124,800
Kardemir Karabuk Demir Celik Sanayi ve Ticaret Class D (*)	163,311	118,344
Turkcell Iletisim Hizmetleri AS	95,937	165,357
Turkiye Garanti Bankasi AS	111,754	116,034
		750,853
United States | 0.6%
Yum China Holdings, Inc.	6,947	403,690
Total Common Stocks (Cost $68,264,367)		67,292,083
Preferred Stocks | 0.4%
Brazil | 0.4%
Cia Energetica de Minas Gerais (Cost $238,998)	90,000	231,869
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,199,812)	1,199,812	1,199,812
Total Investments | 100.1% (Cost $69,703,177)		$68,723,764
Liabilities in Excess of Cash and Other Assets | (0.1)%		(44,262)
Net Assets | 100.0%		$68,679,502

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 92.9%
Brazil | 7.0%
Banco do Brasil SA	13,616,926	$72,263,538
BB Seguridade Participacoes SA	13,872,473	50,820,518
CCR SA	23,386,917	50,245,958
Engie Brasil Energia SA	3,675,800	25,284,941
Petrobras Distribuidora SA	6,658,700	28,722,006
Petroleo Brasileiro SA Sponsored ADR	4,063,040	42,011,834
		269,348,795
China | 19.4%
A-Living Smart City Services Co., Ltd.	14,914,500	52,801,978
AAC Technologies Holdings, Inc.	5,513,165	26,173,469
Anhui Conch Cement Co., Ltd., Class H	10,518,451	56,577,769
China Construction Bank Corp., Class H	194,648,224	138,073,406
China Merchants Bank Co., Ltd., Class H	9,070,494	71,992,602
China Shenhua Energy Co., Ltd., Class H	28,243,110	65,968,575
China Vanke Co., Ltd., Class H	19,031,900	52,018,902
Gree Electric Appliances, Inc. of Zhuhai, Class A (*)	6,209,390	37,242,937
Hengan International Group Co., Ltd.	9,041,000	48,423,152
Huayu Automotive Systems Co., Ltd., Class A	3,336,417	11,713,084
Lenovo Group, Ltd.	9,404,000	10,087,988
Ping An Insurance (Group) Co. of China, Ltd., Class H	9,096,000	61,721,195
Sinopharm Group Co., Ltd., Class H	23,719,614	61,607,732
Tingyi (Cayman Islands) Holding Corp.	14,260,000	26,496,599
Weichai Power Co., Ltd., Class H	13,223,288	27,389,552
		748,288,940
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR (*)	16,526,358	44,171,253
Greece | 1.0%
OPAP SA	2,398,761	37,001,877
Hong Kong | 1.1%
ASM Pacific Technology, Ltd.	4,015,200	43,724,879
Hungary | 1.8%
OTP Bank Nyrt. (*)	1,216,824	71,335,152
India | 6.5%
Axis Bank, Ltd. (*)	3,517,904	36,241,928
Bajaj Auto, Ltd.	552,516	28,350,384
Bharat Petroleum Corp., Ltd.	3,562,482	20,713,760
Coal India, Ltd.	11,776,532	29,128,002
Hero MotoCorp, Ltd.	726,268	27,510,977
Indus Towers, Ltd.	13,232,108	54,444,041
Petronet LNG, Ltd.	2,306,350	7,366,869
Description	Shares	Fair Value
UPL, Ltd.	4,953,942	$46,888,934
		250,644,895
Indonesia | 4.6%
PT Astra International Tbk	95,585,500	36,517,438
PT Bank Mandiri (Persero) Tbk	145,238,942	61,720,546
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	3,099,890	78,737,206
		176,975,190
Mexico | 4.7%
America Movil SAB de CV, Class L Sponsored ADR	3,184,027	56,261,757
Grupo Financiero Banorte SAB de CV, Class O	8,214,337	52,756,566
Grupo Mexico SAB de CV, Series B	10,476,842	41,818,037
Kimberly-Clark de Mexico SAB de CV, Series A	18,091,095	29,790,292
		180,626,652
Portugal | 2.0%
Galp Energia SGPS SA	6,823,030	77,270,455
Russia | 10.1%
ALROSA PAO (*), (‡)	1,809,809	3,303,298
Gazprom PJSC Sponsored ADR	6,326,063	62,270,468
LUKOIL PJSC Sponsored ADR	1,182,714	112,600,658
Mobile TeleSystems PJSC Sponsored ADR	7,817,726	75,362,879
Sberbank of Russia PJSC (‡)	18,973,662	88,670,829
X5 Retail Group NV GDR	1,507,712	48,604,740
		390,812,872
South Africa | 6.6%
Life Healthcare Group Holdings, Ltd. (*)	23,559,888	35,632,102
Mondi PLC	1,112,200	27,184,906
Nedbank Group, Ltd.	5,267,168	60,793,549
Sanlam, Ltd.	6,900,995	29,286,383
Standard Bank Group, Ltd.	3,526,775	33,489,648
The Bidvest Group, Ltd.	3,224,936	41,685,305
Vodacom Group, Ltd.	2,865,271	27,401,856
		255,473,749
South Korea | 13.3%
Coway Co., Ltd.	777,516	48,379,499
Hyundai Mobis Co., Ltd.	219,352	46,230,652
KB Financial Group, Inc.	1,461,647	67,963,807
KT&G Corp.	630,006	42,988,991
Samsung Electronics Co., Ltd.	2,177,841	135,546,222
Shinhan Financial Group Co., Ltd.	1,794,619	60,277,284
SK Hynix, Inc.	1,285,411	110,841,616
		512,228,071

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Taiwan | 9.2%
ASE Technology Holding Co., Ltd.	17,573,000	$68,405,820
Globalwafers Co., Ltd.	1,165,000	32,909,040
Hon Hai Precision Industry Co., Ltd.	15,981,425	59,725,388
Novatek Microelectronics Corp.	4,076,000	59,175,997
Quanta Computer, Inc.	19,547,000	54,250,231
Taiwan Semiconductor Manufacturing Co., Ltd.	1,702,913	35,115,845
Wiwynn Corp.	1,464,000	45,510,339
		355,092,660
Thailand | 1.8%
Kasikornbank Public Co., Ltd.	8,982,254	35,080,187
The Siam Cement Public Co., Ltd. (‡)	2,993,500	35,566,337
		70,646,524
United Kingdom | 2.7%
Anglo American PLC	1,168,180	40,296,211
Unilever PLC	1,164,646	62,818,016
		103,114,227
Total Common Stocks (Cost $3,024,054,806)		3,586,756,191
Exchange-Traded Funds | 5.0%
iShares Core MSCI Emerging Markets ETF	1,560,675	96,387,288
Vanguard FTSE Emerging Markets ETF	1,907,096	95,373,871
Total Exchange-Traded Funds (Cost $153,726,119)		191,761,159
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $41,092,668)	41,092,668	41,092,668

Total Investments | 99.0% (Cost $3,218,873,593)		$3,819,610,018
Cash and Other Assets in Excess of Liabilities | 1.0%		40,332,888
Net Assets | 100.0%		$3,859,942,906

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio
Common Stocks | 97.6%
Brazil | 3.6%
Banco BTG Pactual SA	125,288	$578,845
BB Seguridade Participacoes SA	111,300	407,737
Odontoprev SA	199,400	602,695
Petroleo Brasileiro SA Sponsored ADR	56,636	585,616
		2,174,893
China | 29.5%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	10,302	1,525,211
Anhui Conch Cement Co., Ltd., Class H	202,000	1,086,539
ANTA Sports Products, Ltd.	53,000	993,090
Autohome, Inc. ADR	10,472	491,451
Baidu, Inc. Sponsored ADR (*)	5,162	793,657
China Construction Bank Corp., Class H	1,596,281	1,132,319
China Merchants Bank Co., Ltd., Class H	170,000	1,349,292
China Vanke Co., Ltd., Class H	240,400	657,073
CSPC Pharmaceutical Group, Ltd.	534,000	633,908
ENN Energy Holdings, Ltd.	52,900	866,282
Gree Electric Appliances, Inc. of Zhuhai, Class A (*)	123,800	742,533
Hengan International Group Co., Ltd.	144,000	771,257
JD.com, Inc. ADR (*)	13,678	988,099
NetEase, Inc. ADR	9,120	778,848
Ping An Insurance (Group) Co. of China, Ltd., Class H	119,500	810,871
Sinopharm Group Co., Ltd., Class H	282,400	733,487
Tencent Holdings, Ltd.	26,692	1,565,065
Trip.com Group, Ltd. ADR (*)	28,358	872,008
Weichai Power Co., Ltd., Class H	307,000	635,893
Wuliangye Yibin Co., Ltd., Class A	16,600	563,945
		17,990,828
Egypt | 0.7%
Commercial International Bank Egypt SAE GDR (*)	170,465	455,615
Greece | 0.6%
OPAP SA	25,593	394,783
Hong Kong | 1.9%
Sands China, Ltd. (*)	196,000	401,672
Techtronic Industries Co., Ltd.	39,282	770,063
		1,171,735
India | 13.6%
HDFC Bank, Ltd.	97,218	2,084,206
Hero MotoCorp, Ltd.	19,306	731,310
ITC, Ltd.	279,843	884,441
Reliance Industries, Ltd.	57,848	1,956,269
Description	Shares	Fair Value
SBI Cards & Payment Services, Ltd. (*)	31,506	$434,122
Tata Consultancy Services, Ltd.	31,834	1,611,980
UPL, Ltd.	62,018	586,999
		8,289,327
Indonesia | 2.9%
PT Astra International Tbk	1,006,800	384,637
PT Bank Central Asia Tbk	354,600	867,353
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	20,872	530,149
		1,782,139
Mexico | 3.9%
America Movil SAB de CV, Class L Sponsored ADR	35,937	635,007
Grupo Financiero Banorte SAB de CV, Class O	91,777	589,437
Grupo Mexico SAB de CV, Series B	166,699	665,375
Kimberly-Clark de Mexico SAB de CV, Series A	286,674	472,061
		2,361,880
Russia | 7.9%
Fix Price Group, Ltd. GDR	60,034	535,459
LUKOIL PJSC Sponsored ADR	18,421	1,753,777
Mobile TeleSystems PJSC Sponsored ADR	58,752	566,370
Sberbank of Russia PJSC (‡)	252,244	1,178,828
Yandex NV Class A (*)	9,491	756,338
		4,790,772
South Africa | 4.0%
Capitec Bank Holdings, Ltd.	4,389	530,351
Mondi PLC	38,920	951,301
The Foschini Group, Ltd. (*)	47,243	427,281
Vodacom Group, Ltd.	55,623	531,947
		2,440,880
South Korea | 11.4%
Coway Co., Ltd.	11,403	709,531
Hyundai Mobis Co., Ltd.	3,131	659,890
NAVER Corp.	2,336	761,172
NCSoft Corp.	796	403,003
Samsung Electronics Co., Ltd.	34,407	2,141,451
Shinhan Financial Group Co., Ltd.	33,393	1,121,597
SK Hynix, Inc.	13,434	1,158,420
		6,955,064
Taiwan | 10.8%
CTBC Financial Holding Co., Ltd.	1,365,000	1,113,074
Globalwafers Co., Ltd.	21,000	593,210
Hon Hai Precision Industry Co., Ltd.	323,136	1,207,616
Novatek Microelectronics Corp.	48,000	696,872

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	143,387	$2,956,790
		6,567,562
Thailand | 1.4%
CP ALL Public Co., Ltd. (‡)	272,200	510,853
The Siam Cement Public Co., Ltd. (‡)	27,200	323,168
		834,021
United Kingdom | 3.8%
Anglo American PLC	41,170	1,420,153
Unilever PLC	17,010	917,476
		2,337,629
United States | 1.6%
Yum China Holdings, Inc.	16,464	956,723
Total Common Stocks (Cost $57,179,793)		59,503,851
Preferred Stocks | 0.7%
Brazil | 0.7%
Banco Bradesco SA (Cost $472,103)	108,100	413,483
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,293,659)	1,293,659	1,293,659
Total Investments | 100.4% (Cost $58,945,555)		$61,210,993
Liabilities in Excess of Cash and Other Assets | (0.4)%		(228,509)
Net Assets | 100.0%		$60,982,484

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 96.2%
Belgium | 1.9%
Anheuser-Busch InBev SA/NV	33,614	$1,898,454
France | 1.9%
Vinci SA	18,538	1,920,238
Germany | 4.9%
Fresenius Medical Care AG & Co. KGaA	70,275	4,952,395
Italy | 6.8%
Atlantia SpA (*)	165,942	3,137,103
Snam SpA	506,022	2,804,911
Terna - Rete Elettrica Nazionale	130,270	923,984
		6,865,998
Japan | 5.1%
Secom Co., Ltd.	54,801	3,976,587
USS Co., Ltd.	69,100	1,182,178
		5,158,765
Luxembourg | 4.4%
SES SA	488,761	4,371,197
Spain | 3.7%
Ferrovial SA	129,192	3,746,872
United Kingdom | 5.9%
National Grid PLC	496,615	5,907,384
United States | 61.6%
Cisco Systems, Inc.	17,436	949,041
Cognizant Technology Solutions Corp., Class A	40,720	3,021,831
CVS Health Corp.	71,916	6,102,792
Dollar Tree, Inc. (*)	47,474	4,544,211
Fiserv, Inc. (*)	18,893	2,049,890
H&R Block, Inc.	246,919	6,172,975
Henry Schein, Inc. (*)	39,655	3,020,125
International Game Technology PLC (*)	235,894	6,208,730
McKesson Corp.	30,317	6,044,603
MEDNAX, Inc. (*)	92,255	2,622,810
Medtronic PLC	19,189	2,405,341
Nielsen Holdings PLC	311,798	5,983,404
Omnicom Group, Inc.	70,433	5,103,575
Stericycle, Inc. (*)	44,916	3,052,941
Tapestry, Inc.	77,133	2,855,464
Visa, Inc., Class A	9,005	2,005,864
		62,143,597
Total Common Stocks (Cost $84,039,803)		96,964,900
Description	Shares	Fair Value
Short-Term Investments | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $3,665,196)	3,665,196	$3,665,196
Total Investments | 99.8% (Cost $87,704,999)		$100,630,096
Cash and Other Assets in Excess of Liabilities | 0.2%		251,702
Net Assets | 100.0%		$100,881,798

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 96.9%
Canada | 7.0%
BRP, Inc.	11,067	$1,024,392
CAE, Inc. (*)	35,043	1,046,919
Canadian National Railway Co.	9,384	1,087,465
Dollarama, Inc.	26,905	1,167,031
National Bank of Canada	22,255	1,709,274
Toromont Industries, Ltd.	17,003	1,419,333
		7,454,414
China | 2.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	7,258	1,074,547
Tencent Holdings, Ltd.	24,323	1,426,160
		2,500,707
Denmark | 1.8%
Carlsberg AS, Class B	6,349	1,032,825
Vestas Wind Systems A/S	22,994	920,601
		1,953,426
France | 2.4%
LVMH Moet Hennessy Louis Vuitton SE	1,875	1,340,745
Pernod Ricard SA	5,482	1,198,842
		2,539,587
Germany | 2.0%
adidas AG	2,972	936,497
Merck KGaA	5,279	1,147,966
		2,084,463
Hong Kong | 2.3%
AIA Group, Ltd.	111,583	1,284,782
China Gas Holdings, Ltd.	401,200	1,183,059
		2,467,841
India | 1.5%
HDFC Bank, Ltd. ADR	21,743	1,589,196
Japan | 4.2%
BayCurrent Consulting, Inc.	4,100	2,059,164
Nintendo Co., Ltd.	2,400	1,167,501
Shimano, Inc.	4,400	1,281,808
		4,508,473
Netherlands | 4.3%
NXP Semiconductors NV	7,469	1,462,953
Wolters Kluwer NV	29,157	3,081,979
		4,544,932
South Korea | 0.9%
LG Household & Health Care, Ltd.	885	994,785
Description	Shares	Fair Value
Spain | 1.0%
Industria de Diseno Textil SA	28,878	$1,050,654
Sweden | 2.4%
Assa Abloy AB, Class B	27,139	786,901
Hexagon AB, B Shares	114,855	1,769,706
		2,556,607
Switzerland | 4.2%
ABB, Ltd.	44,603	1,486,714
Partners Group Holding AG	1,079	1,679,690
The Swatch Group AG	4,910	1,287,091
		4,453,495
Taiwan | 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	19,717	2,201,403
United Kingdom | 8.3%
Coca-Cola Europacific Partners PLC	21,278	1,176,461
Diageo PLC	44,096	2,124,680
Prudential PLC	40,478	785,786
RELX PLC	64,652	1,866,871
Rio Tinto PLC	12,712	839,324
Unilever PLC	37,079	2,004,418
		8,797,540
United States | 50.2%
Accenture PLC, Class A	8,459	2,706,203
Alphabet, Inc., Class A (*)	1,592	4,256,244
Amphenol Corp., Class A	15,247	1,116,538
Aon PLC, Class A	10,711	3,060,882
Boston Scientific Corp. (*)	29,470	1,278,703
Dollar General Corp.	8,178	1,734,881
Honeywell International, Inc.	4,244	900,916
Intercontinental Exchange, Inc.	17,169	1,971,345
IQVIA Holdings, Inc. (*)	13,533	3,241,695
Johnson & Johnson	12,956	2,092,394
Lowe’s Cos., Inc.	8,886	1,802,614
McDonald’s Corp.	6,834	1,647,746
Microsoft Corp.	13,699	3,862,022
Motorola Solutions, Inc.	9,311	2,163,132
PTC, Inc. (*)	11,624	1,392,439
Rockwell Automation, Inc.	4,581	1,346,997
S&P Global, Inc.	4,524	1,922,202
Texas Instruments, Inc.	9,673	1,859,247
The Charles Schwab Corp.	22,766	1,658,275
The Coca-Cola Co.	37,995	1,993,598
The Procter & Gamble Co.	11,192	1,564,642
Thermo Fisher Scientific, Inc.	6,684	3,818,770
TopBuild Corp. (*)	3,382	692,667

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Visa, Inc., Class A	9,063	$2,018,783
Warner Music Group Corp., Class A	17,759	759,020
Zoetis, Inc.	13,471	2,615,260
		53,477,215
Total Common Stocks (Cost $69,007,827)		103,174,738
Preferred Stocks | 0.7%
Brazil | 0.7%
Banco Bradesco SA ADR (Cost $969,063)	212,828	815,131
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $3,524,876)	3,524,876	3,524,876
Total Investments | 100.9% (Cost $73,501,766)		$107,514,745
Liabilities in Excess of Cash and Other Assets | (0.9)%		(1,009,896)
Net Assets | 100.0%		$106,504,849

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 90.8%
Australia | 10.5%
Atlas Arteria, Ltd. (^)	49,611,421	$229,908,085
Spark Infrastructure Group	87,586,619	177,223,183
Transurban Group	33,802,452	342,723,407
		749,854,675
Canada | 0.5%
Atco, Ltd., Class I	1,238,031	39,713,564
France | 6.8%
Eutelsat Communications SA (^)	11,681,887	160,580,984
Vinci SA	3,125,801	323,782,625
		484,363,609
Hong Kong | 4.1%
CK Infrastructure Holdings, Ltd.	19,026,500	105,710,627
Power Assets Holdings, Ltd.	31,953,965	187,269,359
		292,979,986
Italy | 22.7%
Atlantia SpA (*)	17,891,300	338,231,736
Hera SpA	54,323,901	221,895,375
Italgas SpA	32,272,345	206,638,117
Snam SpA	97,515,031	540,531,886
Terna - Rete Elettrica Nazionale	44,261,789	313,941,608
		1,621,238,722
Luxembourg | 2.6%
SES SA (^)	20,619,089	184,405,277
Portugal | 0.9%
Redes Energeticas Nacionais SGPS SA	21,082,951	62,168,595
Spain | 8.2%
Ferrovial SA	20,192,771	585,637,911
Switzerland | 1.1%
Flughafen Zuerich AG (*)	451,761	80,573,993
United Kingdom | 18.2%
National Grid PLC	45,871,150	545,651,041
Pennon Group PLC (*)	9,816,361	148,652,298
Severn Trent PLC	8,570,194	299,688,161
United Utilities Group PLC	23,503,583	305,606,623
		1,299,598,123
United States | 15.2%
Ameren Corp.	1,840,900	149,112,900
Consolidated Edison, Inc.	4,336,455	314,783,269
CSX Corp.	10,968,933	326,216,067
Norfolk Southern Corp.	619,019	148,100,296
Description	Shares	Fair Value
Pinnacle West Capital Corp.	2,089,300	$151,181,748
		1,089,394,280
Total Common Stocks (Cost $6,058,146,317)		6,489,928,735
Rights | 0.0%
Australia | 0.0%
Transurban Group Expires 10/08/2021 (Cost $0)	3,755,828	2,851,039
Short-Term Investments | 7.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $530,819,415)	530,819,415	530,819,415
Total Investments | 98.2% (Cost $6,588,965,732) (»)		$7,023,599,189
Cash and Other Assets in Excess of Liabilities | 1.8%		125,120,135
Net Assets | 100.0%		$7,148,719,324

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2021:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	115,791,949	USD	83,446,279	BNP	12/22/21	$298,304	$—
CAD	3,648,223	USD	2,882,501	HSB	12/22/21	—	2,109
GBP	114,564,062	USD	154,384,239	HSB	12/22/21	4,341	—
USD	154,974,453	AUD	210,827,222	BNP	12/22/21	2,497,205	—
USD	123,731,148	AUD	168,234,120	CIT	12/22/21	2,058,647	—
USD	128,376,231	AUD	174,975,780	HSB	12/22/21	1,827,936	—
USD	146,240,126	AUD	199,296,149	MSC	12/22/21	2,102,534	—
USD	150,520,487	AUD	204,626,078	SCB	12/22/21	2,528,113	—
USD	134,794,869	AUD	183,700,548	SSB	12/22/21	1,936,534	—
USD	6,270,379	CAD	7,936,858	BNP	12/22/21	3,969	—
USD	4,647,888	CAD	5,882,576	HSB	12/22/21	3,400	—
USD	13,090,739	CAD	16,568,294	MSC	12/22/21	9,526	—
USD	19,981,408	CAD	25,288,670	SCB	12/22/21	15,171	—
USD	10,615,731	CHF	9,825,071	HSB	12/22/21	51,462	—
USD	15,191,512	CHF	14,083,367	HSB	12/22/21	48,570	—
USD	36,813,412	CHF	33,744,646	SCB	12/22/21	529,958	—
USD	7,614,747	CHF	7,105,694	SSB	12/22/21	—	25,550
USD	11,381,866	CHF	10,432,732	SSB	12/22/21	164,218	—
USD	368,116,101	EUR	311,045,214	BNP	12/22/21	7,202,947	—
USD	254,942,797	EUR	215,416,097	CAN	12/22/21	4,990,380	—
USD	423,646,350	EUR	357,965,120	CIT	12/22/21	8,290,914	—
USD	411,662,164	EUR	347,834,528	HSB	12/22/21	8,061,495	—
USD	406,146,746	EUR	343,204,717	MEL	12/22/21	7,918,157	—
USD	577,533,325	EUR	487,948,432	RBC	12/22/21	11,355,163	—
USD	657,901,660	EUR	555,925,471	SSB	12/22/21	12,848,125	—
USD	177,915,808	GBP	128,608,104	CAN	12/22/21	4,601,226	—
USD	395,345,228	GBP	285,808,948	HSB	12/22/21	10,183,975	—
USD	244,535,106	GBP	176,771,258	MSC	12/22/21	6,314,995	—
USD	378,693,716	GBP	273,732,397	RBC	12/22/21	9,807,040	—
USD	317,981,664	GBP	229,862,497	SSB	12/22/21	8,214,850	—
USD	89,862,490	HKD	699,287,435	BNP	12/22/21	15,856	—
USD	87,463,660	HKD	680,580,106	HSB	12/22/21	20,602	—
USD	38,334,526	HKD	298,311,611	MSC	12/22/21	6,518	—
USD	9,707,201	HKD	75,539,980	SCB	12/22/21	1,588	—
USD	81,030,682	HKD	630,588,624	SSB	12/22/21	10,685	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$113,924,404	$27,659

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 93.9%
Brazil | 0.8%
Lojas Renner SA	21,839	$138,034
Canada | 2.4%
TMX Group, Ltd.	1,525	164,456
Toromont Industries, Ltd.	2,876	240,075
		404,531
China | 2.5%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	1,540	227,997
Tencent Holdings, Ltd.	3,200	187,630
		415,627
Denmark | 1.8%
Genmab A/S (*)	708	309,314
France | 2.4%
Antin Infrastructure Partners SA (*)	723	24,371
Legrand SA	1,951	209,251
Pernod Ricard SA	809	176,918
		410,540
Germany | 5.8%
adidas AG	866	272,882
Continental AG (*)	1,770	194,047
Infineon Technologies AG	5,319	218,660
Merck KGaA	1,397	303,790
		989,379
Hong Kong | 1.4%
AIA Group, Ltd.	21,000	241,797
India | 1.5%
HDFC Bank, Ltd. ADR	3,524	257,569
Israel | 0.9%
CyberArk Software, Ltd. (*)	932	147,088
Japan | 6.8%
BayCurrent Consulting, Inc.	800	401,788
Digital Garage, Inc.	3,200	146,745
Nintendo Co., Ltd.	400	194,584
TechnoPro Holdings, Inc.	6,300	187,152
Z Holdings Corp.	33,800	216,912
		1,147,181
Netherlands | 3.4%
Koninklijke DSM NV	1,321	264,040
Universal Music Group NV (*)	11,936	319,589
		583,629
Description	Shares	Fair Value
Portugal | 0.9%
Energias de Portugal SA	29,604	$155,294
South Korea | 1.9%
Osstem Implant Co., Ltd.	1,449	162,342
SK Hynix, Inc.	1,760	151,766
		314,108
Spain | 1.3%
Siemens Gamesa Renewable Energy SA (*)	8,939	225,951
Switzerland | 1.8%
ABB, Ltd.	6,977	232,558
Idorsia, Ltd. (*)	3,155	76,289
		308,847
United Kingdom | 8.3%
Informa PLC (*)	23,465	171,940
ITV PLC (*)	168,253	238,654
Linde PLC (*)	711	211,402
RELX PLC	15,595	450,316
Rio Tinto PLC	3,004	198,343
THG PLC (*)	19,398	131,599
		1,402,254
United States | 50.0%
Accenture PLC, Class A	846	270,652
Adaptive Biotechnologies Corp. (*)	1,952	66,349
Adobe, Inc. (*)	678	390,338
Alphabet, Inc., Class A (*)	297	794,035
Amphenol Corp., Class A	3,504	256,598
Analog Devices, Inc.	1,963	328,763
Aon PLC, Class A	1,414	404,079
Applied Materials, Inc.	2,166	278,829
Bank of America Corp.	6,499	275,883
Danaher Corp.	1,270	386,639
Dollar General Corp.	1,334	282,995
Fidelity National Information Services, Inc.	1,620	197,122
Intercontinental Exchange, Inc.	3,658	420,012
Intuit, Inc.	608	328,022
IQVIA Holdings, Inc. (*)	2,133	510,939
Medtronic PLC	1,986	248,945
MetroMile, Inc. (*)	11,548	40,995
Microsoft Corp.	2,882	812,493
S&P Global, Inc.	1,073	455,907
Synopsys, Inc. (*)	1,135	339,830
The Coca-Cola Co.	4,202	220,479
Thermo Fisher Scientific, Inc.	691	394,789
UnitedHealth Group, Inc.	637	248,901
Visa, Inc., Class A	1,449	322,765

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Zoetis, Inc.	1,038	$201,517
		8,477,876
Total Common Stocks (Cost $14,694,107)		15,929,019
Preferred Stocks | 1.4%
Germany | 1.4%
Volkswagen AG (Cost $254,475)	1,016	227,599
Short-Term Investments | 5.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $906,954)	906,954	906,954
Total Investments | 100.6% (Cost $15,855,536)		$17,063,572
Liabilities in Excess of Cash and Other Assets | (0.6)%		(98,109)
Net Assets | 100.0%		$16,965,463

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 100.2%
Australia | 5.8%
ALS Ltd.	1,115	$10,083
ASX, Ltd.	116	6,776
Champion Iron, Ltd. (*)	718	2,465
Collins Foods, Ltd.	326	2,846
CSL, Ltd.	96	20,244
Dexus REIT	5,053	39,097
Domino’s Pizza Enterprises, Ltd.	134	15,450
Fortescue Metals Group, Ltd.	3,085	32,533
Inghams Group, Ltd.	2,281	6,766
Newcrest Mining, Ltd.	141	2,312
Nick Scali, Ltd.	530	4,345
Premier Investments, Ltd.	149	3,215
Sonic Healthcare, Ltd.	504	14,797
WiseTech Global, Ltd.	167	6,434
		167,363
Austria | 0.2%
OMV AG	52	3,125
Raiffeisen Bank International AG	103	2,679
		5,804
Belgium | 1.0%
Ageas SA	563	27,863
China | 1.7%
Chow Tai Fook Jewellery Group, Ltd.	4,800	9,138
S-Enjoy Service Group Co., Ltd.	1,000	2,105
SITC International Holdings Co., Ltd.	6,000	21,391
VSTECS Holdings, Ltd.	4,000	3,588
Yangzijiang Shipbuilding Holdings, Ltd.	12,100	12,174
		48,396
Denmark | 4.1%
AP Moller-Maersk A/S, Class B	7	18,935
Coloplast A/S, Class B	41	6,426
GN Store Nord AS	90	6,134
Novo Nordisk A/S, Class B	871	83,777
Pandora A/S	27	3,274
		118,546
Finland | 1.1%
Nokia oyj. Sponsored ADR (*)	4,719	25,719
Nordea Bank Abp	208	2,669
QT Group Oyj (*)	19	3,168
		31,556
France | 10.9%
Air Liquide SA	71	11,361
Description	Shares	Fair Value
Airbus SE (*)	69	$9,059
BNP Paribas SA	232	14,861
Cie de Saint-Gobain	892	60,078
Cie Generale des Etablissements Michelin SCA	215	32,996
Eiffage SA	27	2,724
Electricite de France SA	2,151	27,012
Kering SA	54	38,406
L’Oreal SA	86	35,494
La Francaise des Jeux SAEM	443	22,788
Nexity SA	53	2,526
Sartorius Stedim Biotech	24	13,396
Schneider Electric SE	230	38,240
Societe Generale SA	206	6,468
		315,409
Germany | 9.6%
Allianz SE	327	73,753
BioNTech SE ADR (*)	15	4,095
Covestro AG	87	5,975
Daimler AG	615	54,671
Deutsche Bank AG (*)	1,814	23,265
Deutsche Post AG	1,009	63,594
Deutsche Telekom AG	203	4,093
Draegerwerk AG & Co. KGaA (Preference Shares)	37	3,029
Hapag-Lloyd AG	20	4,374
SAP SE	288	39,016
		275,865
Hong Kong | 1.9%
Jardine Matheson Holdings, Ltd.	100	5,259
Sun Hung Kai Properties, Ltd.	2,000	24,855
WH Group, Ltd.	10,000	7,114
Xinyi Glass Holdings, Ltd.	6,000	17,823
		55,051
Ireland | 0.4%
Bank of Ireland Group PLC (*)	577	3,401
James Hardie Industries PLC	204	7,317
		10,718
Israel | 0.3%
Bank Hapoalim BM	371	3,257
Bank Leumi Le-Israel BM	788	6,689
		9,946
Italy | 1.7%
De’ Longhi SpA	71	2,552
Enel SpA	2,813	21,597
Eni SpA	724	9,640

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Reply SpA	60	$11,053
UniCredit SpA	300	3,968
		48,810
Japan | 24.0%
AGC, Inc.	400	20,473
Ajinomoto Co., Inc.	200	5,918
Chugai Pharmaceutical Co., Ltd.	100	3,663
CyberAgent, Inc.	400	7,747
Dai-ichi Life Holdings, Inc.	1,800	39,193
Daikin Industries, Ltd.	200	43,018
Daiwa House Industry Co., Ltd.	300	10,019
DCM Holdings Co., Ltd.	600	5,819
Disco Corp.	100	27,992
EDION Corp.	600	5,665
Electric Power Development Co., Ltd.	1,000	14,344
ENEOS Holdings, Inc.	4,200	17,150
GMO internet, Inc.	300	7,686
Honda Motor Co., Ltd.	200	6,168
Iida Group Holdings Co., Ltd.	800	20,591
ITOCHU Corp.	400	11,717
Japan Post Bank Co., Ltd.	900	7,703
Japan Post Holdings Co., Ltd.	2,500	21,041
Japan Tobacco, Inc.	1,800	35,342
KDDI Corp.	1,000	33,047
Kubota Corp.	400	8,533
Kureha Corp.	100	6,790
Macnica Fuji Electronics Holdings, Inc.	100	2,331
McDonald’s Holdings Co. Japan, Ltd.	100	4,720
Mitsubishi Electric Corp.	4,000	55,634
Murata Manufacturing Co., Ltd.	300	26,704
NH Foods, Ltd.	100	3,783
Nintendo Co., Ltd. ADR	431	25,537
Nippon Telegraph & Telephone Corp.	200	5,529
Nishi-Nippon Financial Holdings, Inc.	500	3,205
NTT Data Corp.	400	7,750
Okamura Corp.	500	7,318
ORIX Corp.	1,000	18,688
Panasonic Corp.	900	11,171
Sekisui House, Ltd.	600	12,608
Shimano, Inc. ADR	409	11,980
Shin-Etsu Chemical Co., Ltd.	33	5,566
SKY Perfect JSAT Holdings, Inc.	1,600	6,154
Softbank Corp.	2,500	33,943
Sumitomo Chemical Co., Ltd.	900	4,695
Sumitomo Mitsui Financial Group, Inc.	100	3,499
Description	Shares	Fair Value
Sumitomo Rubber Industries, Ltd.	600	$7,630
Taiheiyo Cement Corp.	300	6,240
The Okinawa Electric Power Co., Inc.	400	5,150
Tokyo Electron, Ltd.	100	44,080
Toray Industries, Inc.	2,300	14,689
ZOZO, Inc.	100	3,744
		691,967
Luxembourg | 0.2%
Eurofins Scientific SE	57	7,310
Malta | 0.4%
Kindred Group PLC	801	12,028
Netherlands | 7.8%
Adyen NV (*)	6	16,684
ASML Holding NV	100	73,767
Koninklijke Ahold Delhaize NV	605	20,058
NN Group NV	380	19,831
Royal Dutch Shell PLC, A Shares	2,559	56,533
Wolters Kluwer NV	360	38,053
		224,926
Norway | 0.1%
Yara International ASA	85	4,207
Singapore | 0.8%
DBS Group Holdings, Ltd.	700	15,544
Oversea-Chinese Banking Corp., Ltd.	500	4,186
Singapore Airlines, Ltd. (*)	700	2,560
		22,290
South Africa | 0.1%
Investec PLC	673	2,865
Spain | 1.3%
Banco Bilbao Vizcaya Argentaria SA	3,244	21,399
Iberdrola SA	1,747	17,448
		38,847
Sweden | 2.5%
Electrolux AB, Series B	197	4,549
Getinge AB, B Shares	376	14,952
Husqvarna AB, B Shares	1,103	13,159
Investor AB Class B	210	4,496
Nibe Industrier AB Class B	681	8,554
Skandinaviska Enskilda Banken AB, Class A	820	11,554
Swedish Match AB	740	6,490
Thule Group AB	96	4,800
Volvo AB, Class B	166	3,730
		72,284

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Switzerland | 8.2%
Coca-Cola HBC AG	433	$13,917
Logitech International SA	138	12,222
Nestle SA	114	13,716
Novartis AG	172	14,111
Partners Group Holding AG	9	14,011
Roche Holding AG	247	90,131
Sonova Holding AG	89	33,566
STMicroelectronics NV	101	4,403
Swissquote Group Holding SA	17	3,110
UBS Group AG	2,309	36,898
		236,085
United Kingdom | 14.9%
Anglo American PLC	540	18,627
AstraZeneca PLC	299	35,995
Barclays PLC	10,948	27,922
BP PLC Sponsored ADR	333	9,101
British American Tobacco PLC	273	9,525
Computacenter PLC	167	6,029
Dunelm Group PLC	227	4,301
GlaxoSmithKline PLC	3,357	63,365
Halfords Group PLC	585	2,397
IMI PLC	142	3,164
Imperial Brands PLC	1,866	38,942
J Sainsbury PLC	1,995	7,639
Natwest Group PLC	12,750	38,689
Next PLC	147	16,121
RELX PLC	52	1,499
Rio Tinto PLC	604	39,880
Rio Tinto, Ltd.	254	18,049
Standard Chartered PLC	3,609	21,151
Unilever PLC	740	39,914
Virgin Money UK PLC (*)	1,115	3,038
Vodafone Group PLC	16,371	24,763
		430,111
United States | 1.2%
Stellantis NV	1,811	34,612
Total Common Stocks (Cost $2,618,001)		2,892,859
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $32,040)	32,040	32,040
Description	Shares	Fair Value
Total Investments | 101.3% (Cost $2,650,041)		$2,924,899
Liabilities in Excess of Cash and Other Assets | (1.3)%		(38,174)
Net Assets | 100.0%		$2,886,725

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 94.7%
Canada | 4.5%
BRP, Inc.	195,473	$18,093,522
CAE, Inc. (*)	728,163	21,754,056
Suncor Energy, Inc.	1,493,329	30,960,698
TMX Group, Ltd.	250,497	27,013,568
		97,821,844
China | 2.7%
Autohome, Inc. ADR	410,629	19,270,819
China Longyuan Power Group Corp., Ltd., Class H	9,065,000	22,150,537
ENN Energy Holdings, Ltd.	964,600	15,796,130
		57,217,486
Denmark | 3.2%
Carlsberg AS, Class B	192,515	31,317,431
Vestas Wind Systems A/S	913,813	36,585,927
		67,903,358
Finland | 2.4%
Nordea Bank Abp	2,703,161	34,691,921
Sampo Oyj, A Shares	336,499	16,697,164
		51,389,085
France | 9.9%
Air Liquide SA	219,691	35,152,116
Alstom SA	399,941	15,174,339
Capgemini SE	169,385	35,227,025
Engie SA	3,581,162	47,000,954
Pernod Ricard SA	139,170	30,434,674
Sanofi	517,424	49,809,604
		212,798,712
Germany | 8.3%
adidas AG	57,144	18,006,463
Continental AG (*)	213,865	23,446,258
Infineon Technologies AG	621,245	25,538,852
Merck KGaA	165,759	36,045,772
MTU Aero Engines AG	164,078	37,100,015
ProSiebenSat.1 Media SE	1,096,177	20,171,424
Vitesco Technologies Group AG (*)	0	24
Vonovia SE	323,681	19,457,478
		179,766,286
Hong Kong | 1.1%
ESR Cayman, Ltd. (*)	8,174,000	24,675,639
India | 1.1%
Reliance Industries, Ltd.	682,836	23,091,735
Description	Shares	Fair Value
Ireland | 1.4%
Ryanair Holdings PLC Sponsored ADR (*)	269,581	$29,670,085
Israel | 1.4%
Bank Leumi Le-Israel BM	3,494,311	29,661,475
Italy | 1.6%
Enel SpA	4,576,667	35,137,527
Japan | 18.0%
Asics Corp.	671,200	15,227,986
Bandai Namco Holdings, Inc.	203,800	15,304,360
Daikin Industries, Ltd.	115,600	24,864,249
Daiwa House Industry Co., Ltd.	1,029,981	34,397,845
Fujitsu, Ltd.	170,778	31,015,092
Hitachi, Ltd.	870,300	51,603,400
Makita Corp.	616,800	33,659,746
Matsumotokiyoshi Holdings Co., Ltd.	596,400	26,652,070
Nexon Co., Ltd.	864,282	13,944,231
Ryohin Keikaku Co., Ltd.	1,064,600	23,685,377
Shimano, Inc.	113,800	33,152,213
Sumitomo Mitsui Financial Group, Inc.	790,500	27,655,945
Suzuki Motor Corp.	574,200	25,593,983
Yamaha Corp.	478,200	30,063,561
		386,820,058
Mexico | 0.8%
Arca Continental SAB de CV	2,905,112	17,716,518
Netherlands | 6.0%
Akzo Nobel NV	292,576	31,858,842
JDE Peet’s NV	336,368	9,991,221
Koninklijke DSM NV	182,892	36,556,238
Universal Music Group NV (*)	815,692	21,840,364
Wolters Kluwer NV	284,549	30,077,645
		130,324,310
Norway | 2.6%
Equinor ASA	1,194,528	30,440,612
Telenor ASA	1,525,174	25,617,490
		56,058,102
Portugal | 1.1%
Galp Energia SGPS SA	2,110,156	23,897,405
Singapore | 1.2%
DBS Group Holdings, Ltd.	1,143,920	25,401,779
South Korea | 1.7%
Osstem Implant Co., Ltd.	132,103	14,800,481
SK Hynix, Inc.	241,661	20,838,545
		35,639,026
Spain | 3.0%
Banco Santander SA	8,390,165	30,390,055

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Industria de Diseno Textil SA	931,720	$33,898,318
		64,288,373
Sweden | 1.1%
Sandvik AB	1,081,962	24,692,672
Switzerland | 3.5%
ABB, Ltd.	1,236,953	41,230,292
Novartis AG	407,956	33,468,796
		74,699,088
United Kingdom | 11.7%
3i Group PLC	1,578,536	27,190,161
Anglo American PLC	747,751	25,793,570
Barclays PLC	10,792,220	27,524,327
Petershill Partners PLC (*)	3,501,837	16,514,315
Prudential PLC	1,296,237	25,163,414
RELX PLC	2,238,671	64,512,790
Tesco PLC	9,630,667	32,664,282
Unilever PLC	603,867	32,643,859
		252,006,718
United States | 6.4%
Aon PLC, Class A	171,994	49,150,726
Ferguson PLC	176,176	24,422,019
Medtronic PLC	509,083	63,813,554
		137,386,299
Total Common Stocks (Cost $1,636,716,735)		2,038,063,580
Preferred Stocks | 1.9%
Germany | 1.9%
Volkswagen AG (Cost $30,366,166)	184,338	41,294,412
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $44,150,033)	44,150,033	44,150,033
Total Investments | 98.7% (Cost $1,711,232,934)		$2,123,508,025
Cash and Other Assets in Excess of Liabilities | 1.3%		28,946,753
Net Assets | 100.0%		$2,152,454,778

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 94.7%
Australia | 1.1%
BHP Group, Ltd.	34,480	$926,730
Brazil | 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo	67,300	476,658
Lojas Renner SA	128,671	813,268
		1,289,926
Canada | 1.7%
Suncor Energy, Inc.	69,203	1,434,763
China | 7.8%
Alibaba Group Holding, Ltd. (*)	23,400	435,240
Autohome, Inc. ADR	16,563	777,302
China Longyuan Power Group Corp., Ltd., Class H	597,000	1,458,783
ENN Energy Holdings, Ltd.	74,000	1,211,812
Ping An Insurance (Group) Co. of China, Ltd., Class H	141,500	960,153
Tencent Holdings, Ltd.	31,300	1,835,251
		6,678,541
Denmark | 3.3%
Carlsberg AS, Class B	7,281	1,184,439
Vestas Wind Systems A/S	40,199	1,609,429
		2,793,868
Finland | 1.4%
Sampo Oyj, A Shares	23,501	1,166,125
France | 10.3%
Air Liquide SA	8,785	1,405,662
Alstom SA	22,139	839,986
Engie SA	125,943	1,652,939
Legrand SA	6,326	678,485
Pernod Ricard SA	4,580	1,001,587
Safran SA	10,412	1,305,457
Sanofi	19,856	1,911,429
		8,795,545
Germany | 3.6%
adidas AG	2,552	804,153
Continental AG (*)	9,441	1,035,027
Merck KGaA	5,448	1,184,716
		3,023,896
Hong Kong | 1.0%
ESR Cayman, Ltd. (*)	288,400	870,621
India | 3.7%
ICICI Bank, Ltd. Sponsored ADR	91,069	1,718,472
Description	Shares	Fair Value
Reliance Industries, Ltd.	41,708	$1,410,456
		3,128,928
Indonesia | 1.7%
PT Bank Mandiri (Persero) Tbk	1,988,800	845,158
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	23,547	598,094
		1,443,252
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	8,413	925,935
Italy | 1.4%
Enel SpA	159,035	1,220,997
Japan | 11.2%
Daiwa House Industry Co., Ltd.	27,500	918,406
Fujitsu, Ltd.	5,500	998,858
Hitachi, Ltd.	33,000	1,956,696
Makita Corp.	25,000	1,364,289
Ryohin Keikaku Co., Ltd.	44,500	990,043
Shimano, Inc.	5,200	1,514,864
Sumitomo Mitsui Financial Group, Inc.	30,176	1,055,719
Suzuki Motor Corp.	15,900	708,715
		9,507,590
Mexico | 1.5%
Grupo Financiero Banorte SAB de CV, Class O	205,000	1,316,612
Netherlands | 5.9%
Akzo Nobel NV	11,970	1,303,423
Koninklijke DSM NV	7,112	1,421,538
Universal Music Group NV (*)	43,952	1,176,827
Wolters Kluwer NV	10,886	1,150,681
		5,052,469
Norway | 2.3%
Equinor ASA	41,009	1,045,048
Telenor ASA	56,063	941,659
		1,986,707
Singapore | 1.1%
DBS Group Holdings, Ltd.	42,700	948,192
South Africa | 0.8%
Mr Price Group, Ltd.	51,381	686,368
South Korea | 4.4%
KB Financial Group, Inc.	13,924	647,440
LG Household & Health Care, Ltd.	635	713,772
Samsung Electronics Co., Ltd.	24,360	1,516,137
SK Hynix, Inc.	10,204	879,896
		3,757,245

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Spain | 1.3%
Industria de Diseno Textil SA	31,548	$1,147,796
Sweden | 2.5%
Hexagon AB, B Shares	72,225	1,112,855
Sandvik AB	43,565	994,246
		2,107,101
Switzerland | 5.1%
ABB, Ltd.	65,079	2,169,223
Cie Financiere Richemont SA, Class A	6,060	624,867
Novartis AG	18,373	1,507,325
		4,301,415
United Kingdom | 11.1%
Anglo American PLC	20,276	699,418
Barclays PLC	342,695	874,004
BP PLC	481,330	2,180,447
Prudential PLC	56,898	1,104,542
RELX PLC	78,927	2,274,475
Tesco PLC	333,222	1,130,187
Unilever PLC	22,275	1,204,143
		9,467,216
United States | 7.9%
Accenture PLC, Class A	5,001	1,599,920
Aon PLC, Class A	7,502	2,143,846
Ferguson PLC	8,697	1,205,603
Medtronic PLC	14,042	1,760,165
		6,709,534
Total Common Stocks (Cost $68,028,753)		80,687,372
Preferred Stocks | 2.9%
Brazil | 1.2%
Banco Bradesco SA ADR	252,185	965,868
Germany | 1.7%
Volkswagen AG	6,542	1,465,504
Total Preferred Stocks (Cost $2,255,084)		2,431,372
Description	Shares	Fair Value
Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $2,680,101)	2,680,101	$2,680,101
Total Investments | 100.7% (Cost $72,963,938)		$85,798,845
Liabilities in Excess of Cash and Other Assets | (0.7)%		(608,710)
Net Assets | 100.0%		$85,190,135

Description	Shares	Fair Value
Lazard International Equity Value Portfolio
Common Stocks | 100.6%
Canada | 2.1%
Onex Corp.	903	$63,836
France | 20.9%
AXA SA	3,699	102,906
Bollore SA	14,088	81,463
Carrefour SA	5,750	103,503
Engie SA	7,274	95,468
Sanofi	1,402	134,963
Thales SA	1,085	104,781
		623,084
Germany | 6.7%
KION Group AG	909	85,061
Siemens AG	697	114,571
		199,632
Italy | 3.3%
UniCredit SpA	7,469	98,796
Japan | 25.4%
Bandai Namco Holdings, Inc.	608	45,658
Bridgestone Corp.	2,095	99,358
Hitachi, Ltd.	1,600	94,870
Ryohin Keikaku Co., Ltd.	4,300	95,667
Sony Group Corp. Sponsored ADR	1,201	132,806
Sumitomo Mitsui Financial Group, Inc.	3,500	122,449
Toyota Industries Corp.	1,286	105,653
Universal Entertainment Corp. (*)	2,785	62,957
		759,418
Macau | 2.4%
SJM Holdings, Ltd. (*)	108,306	73,279
Mexico | 6.0%
Arca Continental SAB de CV	14,037	85,603
Fomento Economico Mexicano SAB de CV Sponsored ADR	1,065	92,357
		177,960
Netherlands | 3.7%
Akzo Nobel NV	1,020	111,069
South Korea | 6.9%
Kangwon Land, Inc. (*)	4,154	99,649
SK Telecom Co., Ltd. (*)	386	105,256
		204,905
Spain | 2.3%
Banco Santander SA	18,639	67,512
Switzerland | 4.1%
Coca-Cola HBC AG	2,168	69,683
Description	Shares	Fair Value
Glencore PLC	11,207	$52,926
		122,609
United Kingdom | 13.4%
3i Group PLC	4,295	73,981
Barclays PLC	41,330	105,408
BP PLC	26,140	118,415
Prudential PLC	5,247	101,858
		399,662
United States | 3.4%
Stellantis NV	5,324	101,865
Total Common Stocks (Cost $2,726,346)		3,003,627
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $30,407)	30,407	30,407
Total Investments | 101.6% (Cost $2,756,753)		$3,034,034
Liabilities in Excess of Cash and Other Assets | (1.6)%		(47,097)
Net Assets | 100.0%		$2,986,937

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 96.2%
Canada | 9.0%
BRP, Inc.	6,936	$642,015
Dollarama, Inc.	13,240	574,298
National Bank of Canada	9,076	697,074
Toromont Industries, Ltd.	12,262	1,023,576
		2,936,963
China | 5.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	5,147	762,013
Tencent Holdings, Ltd.	15,400	902,967
		1,664,980
Denmark | 6.8%
Coloplast A/S, Class B	3,006	471,158
Demant A/S (*)	14,837	747,201
Genmab A/S (*)	2,289	1,000,028
		2,218,387
France | 7.7%
Legrand SA	6,312	676,983
LVMH Moet Hennessy Louis Vuitton SE	1,344	961,046
Pernod Ricard SA	3,924	858,128
		2,496,157
Germany | 4.5%
SAP SE	5,846	791,979
Scout24 AG	9,707	673,790
		1,465,769
Hong Kong | 2.0%
AIA Group, Ltd.	56,000	644,792
India | 3.3%
HDFC Bank, Ltd. ADR	14,776	1,079,978
Israel | 1.8%
Check Point Software Technologies, Ltd. (*)	5,069	573,000
Japan | 8.3%
Pigeon Corp.	10,100	235,210
Shimano, Inc.	1,700	495,244
SMS Co., Ltd.	18,700	676,507
Toei Animation Co., Ltd.	4,800	886,233
Workman Co., Ltd.	6,200	392,895
		2,686,089
Netherlands | 8.8%
ASML Holding NV	2,150	1,585,995
Universal Music Group NV (*)	23,886	639,554
Wolters Kluwer NV	6,010	635,274
		2,860,823
Description	Shares	Fair Value
Norway | 1.4%
Gjensidige Forsikring ASA	21,177	$468,976
South Africa | 2.1%
Clicks Group, Ltd.	36,164	665,792
South Korea | 1.5%
LG Household & Health Care, Ltd.	439	493,458
Spain | 2.2%
Industria de Diseno Textil SA	19,326	703,128
Sweden | 5.1%
Assa Abloy AB, Class B	28,062	813,664
Hexagon AB, B Shares	53,679	827,095
		1,640,759
Switzerland | 3.9%
Partners Group Holding AG	812	1,264,049
Taiwan | 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	10,223	1,141,398
United Kingdom | 15.9%
Dechra Pharmaceuticals PLC	9,991	650,821
Diageo PLC	17,083	823,111
Intertek Group PLC	9,153	611,053
London Stock Exchange Group PLC	6,293	628,718
Prudential PLC	30,906	599,968
RELX PLC	35,539	1,026,213
Unilever PLC	15,317	826,160
		5,166,044
United States | 3.3%
Aon PLC, Class A	3,767	1,076,496
Total Common Stocks (Cost $27,769,080)		31,247,038
Preferred Stocks | 1.5%
Brazil | 1.5%
Banco Bradesco SA ADR (Cost $558,614)	130,824	501,056
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $808,360)	808,360	808,360
Total Investments | 100.2% (Cost $29,136,054)		$32,556,454
Liabilities in Excess of Cash and Other Assets | (0.2)%		(63,030)
Net Assets | 100.0%		$32,493,424

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 98.8%
Australia | 3.2%
AUB Group, Ltd.	17,185	$295,446
GUD Holdings, Ltd.	36,031	266,441
SmartGroup Corp., Ltd.	51,953	356,138
		918,025
Austria | 1.6%
BAWAG Group AG	7,234	453,678
Belgium | 1.8%
Fagron	10,245	199,567
Shurgard Self Storage SA	6,091	334,433
		534,000
Canada | 3.6%
Dream Industrial Real Estate Investment Trust	21,515	275,180
Stelco Holdings, Inc.	18,416	539,714
The Descartes Systems Group, Inc. (*)	2,716	221,080
		1,035,974
Denmark | 1.4%
Royal Unibrew A/S	3,287	395,799
Finland | 2.6%
Anora Group Oyj	20,696	240,106
Kemira Oyj	16,952	260,117
Kojamo Oyj	12,217	252,396
		752,619
France | 0.8%
Gaztransport Et Technigaz SA	2,955	220,785
Germany | 14.2%
Aroundtown SA	44,546	307,751
Bike24 Holding AG (*)	11,873	317,417
Cherry AG (*)	6,875	255,029
CompuGroup Medical SE & Co. KgaA	2,741	225,707
Covestro AG	7,588	521,155
Dermapharm Holding SE	6,599	637,435
FlatexDEGIRO AG (*)	19,793	421,253
Friedrich Vorwerk Group SE (*)	3,704	184,831
JOST Werke AG	6,686	378,566
LEG Immobilien SE	2,640	373,512
Sirius Real Estate, Ltd.	178,901	315,171
Teamviewer AG (*)	6,023	177,598
		4,115,425
Greece | 1.4%
JUMBO SA	15,525	252,493
Description	Shares	Fair Value
Terna Energy SA	11,603	$153,217
		405,710
Hong Kong | 0.8%
ESR Cayman, Ltd. (*)	74,400	224,598
Ireland | 1.2%
Dalata Hotel Group PLC (*)	72,039	338,817
Israel | 1.0%
Strauss Group, Ltd.	9,929	289,703
Italy | 5.3%
Banca Generali SpA (*)	7,506	329,184
Italgas SpA	59,284	379,592
Stevanato Group SpA (*)	15,611	395,115
Tinexta Spa	10,343	432,602
		1,536,493
Japan | 25.5%
Ariake Japan Co., Ltd.	5,200	327,311
ARTERIA Networks Corp.	17,400	256,957
Bell System24 Holdings, Inc.	21,800	325,473
Daiseki Co., Ltd.	8,820	385,473
Digital Garage, Inc.	6,300	288,905
DTS Corp.	11,500	264,802
GMO internet, Inc.	8,300	212,641
Industrial & Infrastructure Fund Investment Corp. REIT	153	277,913
JAFCO Group Co., ltd.	5,600	359,379
Matsumotokiyoshi Holdings Co., Ltd.	7,700	344,100
Nippon Shinyaku Co., Ltd.	3,900	324,910
Open House Co., Ltd.	6,900	403,964
Pigeon Corp.	10,400	242,196
Relo Group, Inc.	15,600	323,614
Roland Corp.	8,100	367,460
Ryohin Keikaku Co., Ltd.	17,000	378,219
Sanwa Holdings Corp.	20,300	263,986
Seria Co., Ltd.	8,100	283,198
TechnoPro Holdings, Inc.	14,935	443,669
Trend Micro, Inc.	6,100	340,295
Trusco Nakayama Corp.	12,000	311,905
USS Co., Ltd.	15,800	270,310
Zenkoku Hosho Co., Ltd.	7,742	377,630
		7,374,310
Jersey | 1.9%
JTC PLC	55,379	551,898
Luxembourg | 0.9%
Stabilus SA	3,747	262,771
Netherlands | 7.7%
Aalberts NV	8,078	461,311

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Arcadis NV	11,430	$569,833
ASM International NV	2,180	851,158
Van Lanschot Kempen NV	11,106	341,588
		2,223,890
New Zealand | 1.1%
Freightways, Ltd.	35,645	313,153
Norway | 1.1%
Crayon Group Holding ASA (*)	17,441	325,888
Singapore | 0.9%
XP Power, Ltd.	3,642	252,586
Spain | 2.3%
Bankinter SA	79,519	465,493
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	101,530	199,349
		664,842
Sweden | 2.5%
Cary Group AB (*)	9,145	92,971
Lindab International AB	12,095	305,348
Nordnet AB publ	7,545	135,546
Stillfront Group AB (*)	29,164	184,987
		718,852
United Kingdom | 15.2%
Ascential PLC (*)	34,138	188,391
Auto Trader Group PLC	38,613	305,541
Britvic PLC	20,897	249,922
Bytes Technology Group PLC (*)	30,041	204,092
ConvaTec Group PLC	97,484	283,675
Electrocomponents PLC	24,303	349,672
GB Group PLC	12,268	141,358
Genuit Group. PLC	47,228	441,039
ITV PLC (*)	158,588	224,945
JD Sports Fashion PLC	29,810	419,692
Jet2 PLC (*)	16,389	282,330
Pennon Group PLC	15,163	229,618
Smart Metering Systems PLC	24,156	270,914
Synthomer PLC	76,145	505,039
Weir Group PLC (*)	12,901	291,438
		4,387,666
United States | 0.8%
Nexteer Automotive Group, Ltd.	244,000	248,763
Total Common Stocks (Cost $22,102,627)		28,546,245
Description	Shares	Fair Value
Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $215,508)	215,508	$215,508
Total Investments | 99.5% (Cost $22,318,135)		$28,761,753
Cash and Other Assets in Excess of Liabilities | 0.5%		147,781
Net Assets | 100.0%		$28,909,534

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 93.5%
Brazil | 0.6%
Lojas Renner SA	6,540,375	$41,338,605
Canada | 8.7%
BRP, Inc.	692,402	64,090,645
CAE, Inc. (*)	6,186,752	184,830,803
National Bank of Canada	1,915,330	147,105,086
Suncor Energy, Inc.	4,511,747	93,540,562
TMX Group, Ltd.	744,599	80,297,472
		569,864,568
China | 4.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	303,397	44,917,926
Autohome, Inc. ADR	436,990	20,507,941
China Longyuan Power Group Corp., Ltd., Class H	38,344,000	93,694,449
Ming Yang Smart Energy Group, Ltd., Class A	21,042,755	81,253,266
Ping An Bank Co., Ltd., Class A	16,173,482	44,898,036
		285,271,618
Denmark | 3.5%
Carlsberg AS, Class B	874,732	142,297,272
Genmab A/S (*)	191,008	83,448,412
		225,745,684
Finland | 1.7%
Sampo Oyj, A Shares	2,244,854	111,390,209
France | 7.5%
Engie SA	9,676,554	126,999,916
Pernod Ricard SA	577,206	126,227,465
Safran SA	553,106	69,348,464
Sanofi	1,750,509	168,512,016
		491,087,861
Germany | 3.2%
adidas AG	134,409	42,353,191
Infineon Technologies AG	2,531,694	104,075,780
Vonovia SE	1,030,374	61,939,005
		208,367,976
Hong Kong | 1.4%
ESR Cayman, Ltd. (*)	29,220,400	88,210,429
India | 1.2%
Housing Development Finance Corp., Ltd.	2,063,552	75,515,189
Ireland | 1.2%
Ryanair Holdings PLC Sponsored ADR (*)	700,000	77,042,000
Description	Shares	Fair Value
Israel | 2.0%
Bank Leumi Le-Israel BM	15,539,792	$131,909,594
Italy | 1.3%
Enel SpA	11,325,022	86,948,267
Japan | 15.3%
BayCurrent Consulting, Inc.	251,800	126,462,798
Daikin Industries, Ltd.	766,600	164,886,968
Demae-Can Co., Ltd. (*)	2,459,300	36,968,823
FANUC Corp.	335,400	73,423,608
Kobe Bussan Co., Ltd.	1,807,400	59,008,480
Makita Corp.	3,673,491	200,468,182
Nexon Co., Ltd.	2,280,435	36,792,288
Shimano, Inc.	457,800	133,366,284
Suzuki Motor Corp.	1,850,072	82,463,795
Yamaha Corp.	1,299,272	81,682,859
		995,524,085
Mexico | 1.1%
Arca Continental SAB de CV	11,808,700	72,014,105
Netherlands | 3.4%
Akzo Nobel NV	939,258	102,276,578
Universal Music Group NV (*)	4,482,399	120,017,390
		222,293,968
Poland | 0.5%
InPost SA (*)	2,042,272	33,687,650
South Korea | 1.1%
NHN KCP Corp. (*)	657,905	28,769,305
SK Hynix, Inc.	474,092	40,881,184
		69,650,489
Spain | 4.7%
Bankinter SA	12,002,661	70,261,858
Industria de Diseno Textil SA	3,777,328	137,428,697
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	12,002,661	23,566,660
Siemens Gamesa Renewable Energy SA (*)	2,992,256	75,635,320
		306,892,535
Sweden | 1.1%
Hexagon AB, B Shares	4,631,543	71,363,620
Switzerland | 4.9%
ABB, Ltd.	4,708,436	156,942,253
Idorsia, Ltd. (*)	910,834	22,024,182
Julius Baer Group, Ltd.	1,668,068	110,328,325
The Swatch Group AG	107,279	28,121,761
		317,416,521
United Kingdom | 17.1%
Coca-Cola European Partners PLC	2,984,603	163,474,749

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Compass Group PLC (*)	3,147,969	$64,408,425
Informa PLC (*)	15,768,784	115,545,899
InterContinental Hotels Group PLC (*)	993,523	63,707,784
Linde PLC (*)	367,009	109,122,923
Petershill Partners PLC (*)	10,489,785	49,468,784
Prudential PLC	6,407,396	124,384,627
RELX PLC	8,055,272	232,132,400
Rio Tinto PLC	2,285,122	150,877,815
THG PLC (*)	6,221,957	42,210,718
		1,115,334,124
United States | 7.6%
Accenture PLC, Class A	387,280	123,898,618
Aon PLC, Class A	726,956	207,742,216
Medtronic PLC	1,277,596	160,146,658
		491,787,492
Total Common Stocks (Cost $4,634,593,237)		6,088,656,589
Preferred Stocks | 2.6%
Brazil | 0.5%
Banco Bradesco SA	9,104,040	34,822,963
Germany | 2.1%
Volkswagen AG	602,820	135,040,509
Total Preferred Stocks (Cost $147,644,957)		169,863,472
Short-Term Investments | 5.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $343,018,691)	343,018,691	343,018,691
Total Investments | 101.4% (Cost $5,125,256,885)		$6,601,538,752
Liabilities in Excess of Cash and Other Assets | (1.4)%		(91,453,806)
Net Assets | 100.0%		$6,510,084,946

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 97.9%
Australia | 1.4%
Charter Hall Long Wale REIT	20,459	$72,690
CSL, Ltd.	650	137,070
Dexus REIT	15,556	120,363
Fortescue Metals Group, Ltd.	6,730	70,972
		401,095
Belgium | 1.5%
Ageas SA	1,604	79,382
Cofinimmo SA REIT	457	68,974
Etablissements Franz Colruyt NV	3,194	162,711
Proximus SADP	3,121	61,704
Warehouses De Pauw CVA REIT	1,708	69,042
		441,813
Canada | 5.8%
Canadian Pacific Railway, Ltd.	1,013	66,150
Empire Co., Ltd., Class A	5,883	179,286
Hydro One, Ltd.	7,030	166,176
Loblaw Cos., Ltd.	5,427	372,426
Metro, Inc.	7,209	352,254
Quebecor, Inc., Class B	10,382	250,902
Thomson Reuters Corp.	2,810	310,706
		1,697,900
Denmark | 1.9%
Coloplast A/S, Class B	513	80,407
Novo Nordisk A/S, Class B	4,863	467,748
		548,155
Finland | 0.2%
Elisa Oyj	1,068	66,309
France | 1.6%
Cie Generale des Etablissements Michelin SCA	486	74,587
Hermes International	52	71,868
La Francaise des Jeux SAEM	1,698	87,346
Orange SA	17,621	190,894
Sartorius Stedim Biotech	100	55,818
		480,513
Germany | 0.3%
Merck KGaA	382	83,069
Hong Kong | 0.4%
Hysan Development Co., Ltd.	10,000	32,543
Sun Hung Kai Properties, Ltd.	8,000	99,419
		131,962
Description	Shares	Fair Value
Israel | 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	62,681	$73,946
Japan | 14.6%
Advance Residence Investment Corp. REIT	27	87,833
Ajinomoto Co., Inc.	6,400	189,375
Benesse Holdings, Inc.	3,000	67,847
Chubu Electric Power Co., Inc.	8,200	97,269
Daito Trust Construction Co., Ltd.	600	70,052
Daiwa House Industry Co., Ltd.	4,200	140,266
Daiwa Securities Living Investments Corp. REIT	94	94,049
DCM Holdings Co., Ltd.	8,500	82,433
Electric Power Development Co., Ltd.	13,200	189,343
FUJIFILM Holdings Corp.	1,800	155,214
Iida Group Holdings Co., Ltd.	5,700	146,709
Iwatani Corp.	1,100	64,663
Japan Logistics Fund, Inc. REIT	44	130,765
Japan Post Bank Co., Ltd.	38,100	326,074
Japan Post Holdings Co., Ltd.	30,500	256,705
Japan Real Estate Investment Corp.	23	137,772
KDDI Corp.	9,100	300,732
Kyudenko Corp.	2,200	73,006
Kyushu Electric Power Co., Inc.	15,000	114,117
McDonald’s Holdings Co. Japan, Ltd.	7,400	349,283
Mizuho Financial Group, Inc.	5,900	83,060
Nippon Express Co., Ltd.	2,500	172,244
Nippon Telegraph & Telephone Corp.	3,800	105,051
Osaka Gas Co., Ltd.	7,600	139,693
Rengo Co., Ltd.	10,600	82,862
Sumitomo Osaka Cement Co., Ltd.	2,600	72,581
The Hachijuni Bank, Ltd.	21,600	77,006
Tohoku Electric Power Co., Inc.	27,600	203,356
Tokyo Gas Co., Ltd.	11,700	217,889
Yamazaki Baking Co., Ltd.	4,500	78,370
		4,305,619
Netherlands | 2.4%
ASML Holding NV	102	75,242
Flow Traders	2,848	110,195
Koninklijke Ahold Delhaize NV	6,528	216,425
Royal Dutch Shell PLC, A Shares	3,532	78,029
Wolters Kluwer NV	2,093	221,236
		701,127
New Zealand | 0.3%
Fisher & Paykel Healthcare Corp., Ltd., Class C	3,390	74,540

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Norway | 1.3%
Orkla ASA	18,572	$170,200
Telenor ASA	8,091	135,900
Yara International ASA	1,463	72,409
		378,509
Spain | 0.3%
Corporacion Financiera Alba SA	428	23,403
Iberdrola SA	7,897	78,872
		102,275
Sweden | 0.8%
Axfood AB	3,706	88,616
Swedish Match AB	7,170	62,882
Telefonaktiebolaget LM Ericsson, B Shares	7,954	89,899
		241,397
Switzerland | 3.3%
PSP Swiss Property AG	677	81,444
Roche Holding AG	1,433	522,907
Swisscom AG	524	300,875
Tecan Group AG	139	78,440
		983,666
United Kingdom | 4.6%
Anglo American PLC	2,687	92,688
Genus PLC	1,146	84,003
GlaxoSmithKline PLC	6,254	118,047
HSBC Holdings PLC	32,001	167,414
Imperial Brands PLC	4,309	89,926
J Sainsbury PLC	52,691	201,770
National Grid PLC	9,487	112,851
Rightmove PLC	7,554	69,292
Rio Tinto PLC	4,527	298,900
Rio Tinto, Ltd.	1,806	128,334
		1,363,225
United States | 57.0%
3M Co.	383	67,186
Accenture PLC, Class A	466	149,083
Adobe, Inc. (*)	213	122,628
Agilent Technologies, Inc.	608	95,778
Akamai Technologies, Inc. (*)	590	61,708
Alleghany Corp. (*)	131	81,798
Alphabet, Inc., Class C (*)	28	74,629
Altria Group, Inc.	1,866	84,940
Amdocs, Ltd.	1,039	78,663
AMERCO	155	100,135
Ameren Corp.	1,053	85,293
Description	Shares	Fair Value
American Electric Power Co., Inc.	1,331	$108,051
AmerisourceBergen Corp.	755	90,185
Amgen, Inc.	390	82,934
AMN Healthcare Services, Inc. (*)	1,139	130,700
Aon PLC, Class A	730	208,612
Automatic Data Processing, Inc.	1,244	248,701
AutoZone, Inc. (*)	54	91,691
Badger Meter, Inc.	717	72,517
Bio-Rad Laboratories, Inc. Class A (*)	132	98,465
BJ’s Wholesale Club Holdings, Inc. (*)	2,596	142,572
Booz Allen Hamilton Holding Corp.	2,544	201,866
Bristol-Myers Squibb Co.	1,403	83,016
Cable One, Inc.	36	65,273
Cabot Oil & Gas Corp.	4,119	89,629
Cboe Global Markets, Inc.	483	59,824
CDW Corp.	460	83,729
Charter Communications, Inc., Class A (*)	85	61,843
Chemed Corp.	294	136,745
Chubb, Ltd.	477	82,750
Ciena Corp. (*)	1,277	65,574
Cigna Corp.	308	61,649
Cirrus Logic, Inc. (*)	890	73,292
Cisco Systems, Inc.	812	44,197
Cognizant Technology Solutions Corp., Class A	963	71,464
Colgate-Palmolive Co.	4,911	371,173
Comcast Corp., Class A	1,493	83,504
Costco Wholesale Corp.	305	137,052
Crown Castle International Corp., REIT	492	85,273
CVS Health Corp.	1,629	138,237
Deckers Outdoor Corp. (*)	198	71,320
Deere & Co.	177	59,307
Dillard’s, Inc. Class A	599	103,340
Dolby Laboratories, Inc., Class A	1,289	113,432
Dollar General Corp.	996	211,291
Domino’s Pizza, Inc.	466	222,263
Eli Lilly & Co.	983	227,122
Everest Re Group, Ltd.	278	69,717
Evergy, Inc.	1,245	77,439
Exlservice Holdings, Inc. (*)	763	93,941
Extra Space Storage, Inc. REIT	700	117,593
Facebook, Inc., Class A (*)	357	121,162
Flowers Foods, Inc.	4,059	95,914
FTI Consulting, Inc. (*)	508	68,428
Generac Holdings, Inc. (*)	141	57,622
General Mills, Inc.	1,677	100,318
Graco, Inc.	1,629	113,981

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
H&R Block, Inc.	2,888	$72,200
Home Depot, Inc.	293	96,180
Hormel Foods Corp.	1,448	59,368
IDEXX Laboratories, Inc. (*)	228	141,793
Intel Corp.	1,823	97,129
Intuit, Inc.	184	99,270
Jack Henry & Associates, Inc.	879	144,209
John Wiley & Sons, Inc. Class A Class A	1,825	95,283
Johnson & Johnson	2,278	367,897
Kellogg Co.	2,584	165,169
Keysight Technologies, Inc. (*)	1,110	182,362
KLA Corp.	221	73,927
Life Storage, Inc. REIT	854	97,988
Lockheed Martin Corp.	513	177,036
Markel Corp. (*)	37	44,220
Martin Marietta Materials, Inc.	194	66,286
Matson, Inc.	1,028	82,970
McDonald’s Corp.	957	230,742
MDU Resources Group, Inc.	3,470	102,955
Merck & Co., Inc.	986	74,058
Mettler-Toledo International, Inc. (*)	62	85,396
Microsoft Corp.	733	206,647
Monolithic Power Systems, Inc.	202	97,905
Moody’s Corp.	221	78,479
Motorola Solutions, Inc.	728	169,129
MYR Group, Inc. (*)	620	61,690
Newmont Corp.	893	48,490
Northrop Grumman Corp.	511	184,037
O’Reilly Automotive, Inc. (*)	118	72,105
Oracle Corp.	1,057	92,096
OSI Systems, Inc. (*)	725	68,730
Paychex, Inc.	1,284	144,386
PepsiCo, Inc.	2,303	346,394
Philip Morris International, Inc.	890	84,363
Portland General Electric Co.	1,413	66,397
Premier, Inc., Class A	2,060	79,846
Public Storage REIT	692	205,593
Qorvo, Inc. (*)	262	43,804
QUALCOMM, Inc.	500	64,490
Quest Diagnostics, Inc.	490	71,202
Quidel Corp. (*)	620	87,513
Republic Services, Inc.	3,314	397,879
ResMed, Inc.	500	131,775
S&P Global, Inc.	253	107,497
SBA Communications Corp. REIT	514	169,913
Service Corp. International	4,293	258,696
Description	Shares	Fair Value
Southwest Gas Holdings, Inc.	1,688	$112,893
STERIS PLC	480	98,054
Synopsys, Inc. (*)	509	152,400
Target Corp.	584	133,602
Texas Instruments, Inc.	369	70,926
The Allstate Corp.	489	62,255
The Hartford Financial Services Group, Inc.	1,286	90,342
The Hershey Co.	1,822	308,374
The Interpublic Group of Cos., Inc.	2,353	86,285
The J.M. Smucker Co.	553	66,377
The Kroger Co.	3,568	144,254
The New York Times Co. Class A	1,441	70,998
The Procter & Gamble Co.	3,097	432,961
Thermo Fisher Scientific, Inc.	441	251,957
Tractor Supply Co.	614	124,403
Turning Point Brands, Inc.	1,492	71,243
Tyler Technologies, Inc. (*)	162	74,301
Tyson Foods, Inc., Class A	866	68,362
United Therapeutics Corp. (*)	818	150,986
UnitedHealth Group, Inc.	204	79,711
Verizon Communications, Inc.	7,021	379,204
Vertex Pharmaceuticals, Inc. (*)	463	83,984
Walmart, Inc.	2,837	395,421
Waste Management, Inc.	600	89,616
Waters Corp. (*)	336	120,053
Watts Water Technologies, Inc., Class A	621	104,384
WD-40 Co.	1,255	290,507
WEC Energy Group, Inc.	1,261	111,220
Werner Enterprises, Inc.	1,959	86,725
West Pharmaceutical Services, Inc.	155	65,804
White Mountains Insurance Group, Ltd.	58	62,037
Zoetis, Inc.	1,398	271,408
		16,803,090
Total Common Stocks (Cost $27,376,144)		28,878,210
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $494,503)	494,503	494,503
Total Investments | 99.6% (Cost $27,870,647)		$29,372,713
Cash and Other Assets in Excess of Liabilities | 0.4%		128,318
Net Assets | 100.0%		$29,501,031

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 94.1%
Building Products | 2.3%
Armstrong World Industries, Inc.	444,620	$42,447,871
Capital Markets | 8.5%
Intercontinental Exchange, Inc.	704,745	80,918,821
S&P Global, Inc.	185,429	78,786,928
		159,705,749
Commercial Services & Supplies | 4.7%
Waste Management, Inc.	591,514	88,348,531
Construction Materials | 3.2%
Vulcan Materials Co.	350,377	59,269,773
Distributors | 3.1%
LKQ Corp. (*)	1,164,835	58,614,497
Electronic Equipment, Instruments & Components | 1.2%
CDW Corp.	128,797	23,443,630
Entertainment | 0.7%
Electronic Arts, Inc.	87,126	12,393,674
Equity Real Estate Investment Trusts (REITs) | 7.9%
Crown Castle International Corp., REIT	386,357	66,963,395
Public Storage REIT	278,448	82,726,901
		149,690,296
Food & Staples Retailing | 6.0%
Sysco Corp.	1,429,057	112,180,974
Health Care Equipment & Supplies | 10.1%
Baxter International, Inc.	498,196	40,069,904
Medtronic PLC	1,202,664	150,753,933
		190,823,837
Interactive Media & Services | 9.0%
Alphabet, Inc., Class A (*)	63,655	170,182,916
IT Services | 13.9%
Fiserv, Inc. (*)	1,400,701	151,976,059
LiveRamp Holdings, Inc. (*)	596,532	28,174,206
VeriSign, Inc. (*)	129,606	26,570,526
Visa, Inc., Class A	246,556	54,920,349
		261,641,140
Life Sciences Tools & Services | 2.4%
Sotera Health Co. (*)	1,740,213	45,506,570
Multiline Retail | 3.6%
Dollar Tree, Inc. (*)	715,818	68,518,099
Professional Services | 2.3%
Verisk Analytics, Inc., Class A	216,127	43,283,754
Road & Rail | 1.6%
Norfolk Southern Corp.	127,866	30,591,941
Description	Shares	Fair Value
Semiconductors & Semiconductor Equipment | 10.6%
Analog Devices, Inc.	737,463	$123,510,303
Skyworks Solutions, Inc.	467,729	77,072,385
		200,582,688
Specialty Retail | 3.0%
Lowe’s Cos., Inc.	276,690	56,129,333
Total Common Stocks (Cost $1,174,745,034)		1,773,355,273
Short-Term Investments | 6.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $119,856,572)	119,856,572	119,856,572
Total Investments | 100.5% (Cost $1,294,601,606)		$1,893,211,845
Liabilities in Excess of Cash and Other Assets | (0.5)%		(8,812,480)
Net Assets | 100.0%		$1,884,399,365

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 98.3%
Auto Components | 1.1%
Aptiv PLC (*)	5,376	$800,863
Banks | 5.9%
Bank of America Corp.	83,330	3,537,358
Commerce Bancshares, Inc.	12,291	856,437
		4,393,795
Capital Markets | 4.1%
Intercontinental Exchange, Inc.	26,124	2,999,558
Commercial Services & Supplies | 4.1%
Waste Management, Inc.	20,467	3,056,951
Communications Equipment | 2.6%
Cisco Systems, Inc.	34,636	1,885,237
Consumer Finance | 4.5%
American Express Co.	19,622	3,287,274
Food & Staples Retailing | 2.9%
Sysco Corp.	27,107	2,127,900
Health Care Equipment & Supplies | 9.9%
Danaher Corp.	10,878	3,311,698
Medtronic PLC	32,168	4,032,259
		7,343,957
Health Care Providers & Services | 1.3%
Humana, Inc.	2,547	991,165
Hotels, Restaurants & Leisure | 5.9%
McDonald’s Corp.	12,571	3,030,994
Starbucks Corp.	11,994	1,323,058
		4,354,052
Industrial Conglomerates | 3.8%
Honeywell International, Inc.	13,116	2,784,264
Insurance | 4.0%
Marsh & McLennan Cos., Inc.	19,340	2,928,656
Interactive Media & Services | 7.7%
Alphabet, Inc., Class A (*)	2,124	5,678,556
Internet & Direct Marketing Retail | 4.2%
Amazon.com, Inc. (*)	946	3,107,648
IT Services | 5.1%
Visa, Inc., Class A	16,940	3,773,385
Life Sciences Tools & Services | 2.5%
IQVIA Holdings, Inc. (*)	7,608	1,822,420
Multiline Retail | 3.4%
Dollar General Corp.	11,712	2,484,584
Pharmaceuticals | 5.0%
Johnson & Johnson	22,884	3,695,766
Description	Shares	Fair Value
Road & Rail | 3.6%
Norfolk Southern Corp.	11,151	$2,667,877
Semiconductors & Semiconductor Equipment | 4.6%
Analog Devices, Inc.	20,341	3,406,711
Software | 8.9%
Microsoft Corp.	17,630	4,970,250
salesforce.com, Inc. (*)	5,846	1,585,552
		6,555,802
Specialty Retail | 3.2%
Lowe’s Cos., Inc.	11,726	2,378,736
Total Common Stocks (Cost $48,096,447)		72,525,157
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,359,062)	1,359,062	1,359,062
Total Investments | 100.1% (Cost $49,455,509)		$73,884,219
Liabilities in Excess of Cash and Other Assets | (0.1)%		(67,579)
Net Assets | 100.0%		$73,816,640

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 96.9%
Aerospace & Defense | 2.2%
Curtiss-Wright Corp.	13,616	$1,718,067
HEICO Corp.	5,744	757,461
		2,475,528
Air Freight & Logistics | 1.0%
Echo Global Logistics, Inc. (*)	23,240	1,108,780
Airlines | 0.9%
Alaska Air Group, Inc. (*)	17,494	1,025,148
Auto Components | 0.7%
Gentherm, Inc. (*)	9,599	776,847
Banks | 8.1%
Commerce Bancshares, Inc.	19,851	1,383,218
East West Bancorp, Inc.	25,401	1,969,594
Home BancShares, Inc.	78,397	1,844,681
Pinnacle Financial Partners, Inc.	21,376	2,011,054
Prosperity Bancshares, Inc.	24,679	1,755,417
		8,963,964
Biotechnology | 2.9%
Exelixis, Inc. (*)	73,150	1,546,391
United Therapeutics Corp. (*)	9,259	1,709,026
		3,255,417
Building Products | 4.0%
Armstrong World Industries, Inc.	14,603	1,394,149
Carlisle Cos., Inc.	7,533	1,497,485
PGT Innovations, Inc. (*)	79,553	1,519,462
		4,411,096
Capital Markets | 1.1%
Morningstar, Inc.	4,783	1,238,940
Chemicals | 2.2%
Ashland Global Holdings, Inc.	10,540	939,325
Ingevity Corp. (*)	21,278	1,518,611
		2,457,936
Communications Equipment | 2.6%
Ciena Corp. (*)	26,940	1,383,369
F5 Networks, Inc. (*)	7,794	1,549,291
		2,932,660
Construction & Engineering | 0.8%
Valmont Industries, Inc.	3,821	898,394
Construction Materials | 1.4%
Eagle Materials, Inc.	11,593	1,520,538
Containers & Packaging | 2.3%
Avery Dennison Corp.	5,453	1,129,916
Description	Shares	Fair Value
Graphic Packaging Holding Co.	76,063	$1,448,240
		2,578,156
Electrical Equipment | 1.9%
Atkore, Inc. (*)	12,241	1,063,988
EnerSys	13,366	994,965
		2,058,953
Energy Equipment & Services | 2.7%
Cactus, Inc., Class A	36,471	1,375,686
Liberty Oilfield Services, Inc., Class A (*)	134,564	1,632,261
		3,007,947
Entertainment | 1.1%
Take-Two Interactive Software, Inc. (*)	8,139	1,253,976
Equity Real Estate Investment Trusts (REITs) | 8.0%
Alexandria Real Estate Equities, Inc.	7,227	1,380,863
Brixmor Property Group, Inc.	69,016	1,525,944
Camden Property Trust	8,138	1,200,111
Hudson Pacific Properties, Inc.	58,793	1,544,492
PS Business Parks, Inc.	11,946	1,872,416
Summit Hotel Properties, Inc. (*)	135,062	1,300,647
		8,824,473
Food & Staples Retailing | 1.6%
US Foods Holding Corp. (*)	50,403	1,746,968
Food Products | 2.1%
Hostess Brands, Inc. (*)	72,858	1,265,543
Utz Brands, Inc.	62,276	1,066,788
		2,332,331
Gas Utilities | 1.3%
New Jersey Resources Corp.	41,407	1,441,378
Health Care Equipment & Supplies | 1.5%
Ortho Clinical Diagnostics Holdings PLC (*)	88,425	1,634,094
Health Care Providers & Services | 1.1%
Henry Schein, Inc. (*)	16,698	1,271,720
Health Care Technology | 0.4%
Certara, Inc. (*)	12,600	417,060
Hotels, Restaurants & Leisure | 2.5%
Brinker International, Inc. (*)	21,218	1,040,743
Wyndham Hotels & Resorts, Inc.	23,172	1,788,647
		2,829,390
Household Durables | 0.8%
Leggett & Platt, Inc.	20,562	922,000
Insurance | 2.8%
Brown & Brown, Inc.	32,697	1,813,049
Reinsurance Group of America, Inc.	11,192	1,245,222
		3,058,271

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Interactive Media & Services | 2.0%
Cars.com, Inc. (*)	119,908	$1,516,836
MediaAlpha, Inc., Class A (*)	40,339	753,533
		2,270,369
IT Services | 4.3%
Amdocs, Ltd.	13,743	1,040,482
LiveRamp Holdings, Inc. (*)	22,321	1,054,221
Remitly Global, Inc. (*)	17,929	657,994
SolarWinds Corp.	73,668	1,232,466
Squarespace, Inc. Class A (*)	20,203	780,644
		4,765,807
Leisure Products | 2.3%
Brunswick Corp.	10,330	984,139
Hasbro, Inc.	17,848	1,592,399
		2,576,538
Life Sciences Tools & Services | 5.3%
Adaptive Biotechnologies Corp. (*)	43,641	1,483,358
ICON PLC (*)	5,915	1,549,848
Maravai LifeSciences Holdings, Inc., Class A (*)	14,230	698,408
Sotera Health Co. (*)	48,551	1,269,609
Stevanato Group SpA (*)	36,591	926,118
		5,927,341
Machinery | 4.5%
Altra Industrial Motion Corp.	17,527	970,120
Columbus McKinnon Corp.	31,138	1,505,522
Gates Industrial Corp. PLC (*)	102,819	1,672,865
Kennametal, Inc.	24,231	829,427
		4,977,934
Metals & Mining | 0.9%
Schnitzer Steel Industries, Inc., Class A	22,129	969,471
Multiline Retail | 1.4%
Kohl’s Corp.	32,731	1,541,303
Oil, Gas & Consumable Fuels | 1.8%
Magnolia Oil & Gas Corp., Class A	111,606	1,985,471
Paper & Forest Products | 1.3%
Neenah, Inc.	30,712	1,431,486
Pharmaceuticals | 1.2%
Catalent, Inc. (*)	9,664	1,285,988
Professional Services | 0.9%
Leidos Holdings, Inc.	9,908	952,456
Semiconductors & Semiconductor Equipment | 2.3%
CMC Materials, Inc.	8,716	1,074,073
Description	Shares	Fair Value
MKS Instruments, Inc.	9,930	$1,498,536
		2,572,609
Software | 6.9%
CyberArk Software, Ltd. (*)	5,742	906,202
Datto Holding Corp. (*)	35,723	853,780
Dolby Laboratories, Inc., Class A	13,756	1,210,528
j2 Global, Inc. (*)	10,403	1,421,258
N-Able, Inc. (*)	87,545	1,086,434
Pegasystems, Inc.	10,221	1,299,089
PTC, Inc. (*)	6,994	837,811
		7,615,102
Specialty Retail | 2.2%
Floor & Decor Holdings, Inc., Class A (*)	6,795	820,768
Leslie’s, Inc. (*)	48,979	1,006,029
Urban Outfitters, Inc. (*)	21,789	646,915
		2,473,712
Textiles, Apparel & Luxury Goods | 0.8%
Tapestry, Inc.	24,064	890,849
Trading Companies & Distributors | 0.8%
Air Lease Corp.	21,902	861,625
Total Common Stocks (Cost $85,388,157)		107,540,026
Total Investments | 96.9% (Cost $85,388,157)		$107,540,026
Cash and Other Assets in Excess of Liabilities | 3.1%		3,384,780
Net Assets | 100.0%		$110,924,806

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 97.6%
Auto Components | 0.9%
Aptiv PLC (*)	840	$125,135
Banks | 6.5%
Commerce Bancshares, Inc.	4,669	325,336
The PNC Financial Services Group, Inc.	2,916	570,486
		895,822
Capital Markets | 4.4%
Intercontinental Exchange, Inc.	3,088	354,564
The Charles Schwab Corp.	3,411	248,457
		603,021
Chemicals | 1.7%
Ecolab, Inc.	1,138	237,410
Commercial Services & Supplies | 3.4%
MSA Safety, Inc.	629	91,645
Waste Management, Inc.	2,491	372,056
		463,701
Communications Equipment | 2.0%
Cisco Systems, Inc.	5,092	277,158
Containers & Packaging | 2.3%
Ball Corp.	3,606	324,432
Electrical Equipment | 2.9%
Rockwell Automation, Inc.	1,381	406,069
Entertainment | 1.6%
The Walt Disney Co. (*)	1,311	221,782
Equity Real Estate Investment Trusts (REITs) | 2.4%
Prologis, Inc., REIT	2,640	331,135
Food & Staples Retailing | 1.7%
Sysco Corp.	2,961	232,438
Food Products | 0.3%
Oatly Group AB ADR (*)	2,894	43,757
Health Care Equipment & Supplies | 8.5%
Boston Scientific Corp. (*)	5,519	239,469
Danaher Corp.	1,351	411,299
Medtronic PLC	4,200	526,470
		1,177,238
Health Care Providers & Services | 5.0%
Humana, Inc.	450	175,117
Laboratory Corp. of America Holdings (*)	768	216,146
UnitedHealth Group, Inc.	767	299,698
		690,961
Hotels, Restaurants & Leisure | 1.9%
Starbucks Corp.	2,371	261,545
Description	Shares	Fair Value
Household Products | 2.1%
The Procter & Gamble Co.	2,121	$296,516
IT Services | 6.9%
Accenture PLC, Class A	1,556	497,795
Visa, Inc., Class A	2,073	461,761
		959,556
Life Sciences Tools & Services | 5.3%
Agilent Technologies, Inc.	1,404	221,172
IQVIA Holdings, Inc. (*)	990	237,145
Thermo Fisher Scientific, Inc.	494	282,237
		740,554
Machinery | 3.5%
Deere & Co.	791	265,040
Watts Water Technologies, Inc., Class A	695	116,823
Xylem, Inc.	863	106,736
		488,599
Multiline Retail | 2.6%
Dollar General Corp.	1,678	355,971
Pharmaceuticals | 4.5%
Johnson & Johnson	2,122	342,703
Zoetis, Inc.	1,432	278,008
		620,711
Road & Rail | 2.1%
Norfolk Southern Corp.	1,225	293,081
Semiconductors & Semiconductor Equipment | 5.8%
Analog Devices, Inc.	2,170	363,432
Applied Materials, Inc.	1,280	164,774
Texas Instruments, Inc.	1,432	275,245
		803,451
Software | 14.4%
Adobe, Inc. (*)	272	156,596
Intuit, Inc.	493	265,978
Microsoft Corp.	3,977	1,121,196
Palo Alto Networks, Inc. (*)	249	119,271
salesforce.com, Inc. (*)	1,212	328,719
		1,991,760
Specialty Retail | 4.9%
Home Depot, Inc.	1,573	516,353
Ross Stores, Inc.	1,486	161,751
		678,104
Total Common Stocks (Cost $10,102,223)		13,519,907

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Short-Term Investments | 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $353,860)	353,860	$353,860
Total Investments | 100.2% (Cost $10,456,083)		$13,873,767
Liabilities in Excess of Cash and Other Assets | (0.2)%		(26,665)
Net Assets | 100.0%		$13,847,102

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 4.4%
Brazil | 0.9%
MV24 Capital BV, 6.748%, 06/01/34	USD	187	$197,168
Israel | 0.2%
Delek & Avner Tamar Bond, Ltd., 5.082%, 12/30/23	USD	50	50,140
Kuwait | 1.0%
NBK Tier 1 Financing 2, Ltd., 4.500% (USD Swap 6 Year + 2.832%), 08/27/25 (§), (¶)	USD	200	206,100
Mexico | 1.8%
Comision Federal de Electricidad, 3.348%, 02/09/31 (#)	USD	200	196,225
Petroleos Mexicanos:
4.625%, 09/21/23	USD	10	10,333
6.875%, 10/16/25 (#)	USD	60	65,700
6.490%, 01/23/27	USD	30	31,554
6.500%, 01/23/29	USD	35	35,867
7.690%, 01/23/50	USD	35	32,966
6.950%, 01/28/60	USD	20	17,328
			389,973
Peru | 0.5%
Banco de Credito del Peru, 3.125% (CMT 5 Year + 3.000%), 07/01/30 (#), (§)	USD	100	98,375
Total Corporate Bonds (Cost $934,639)			941,756
Foreign Government Obligations | 87.6%
Angola | 1.0%
Angolan Government International Bond MTN, 9.125%, 11/26/49	USD	200	202,537
Argentina | 0.6%
Republic of Argentina:
1.000%, 07/09/29	USD	33	12,782
0.500%, 07/09/30 (Ø)	USD	109	39,886
1.125%, 07/09/35 (Ø)	USD	100	32,561
2.000%, 01/09/38 (Ø)	USD	96	37,094
			122,323
Azerbaijan | 1.0%
Republic of Azerbaijan, 3.500%, 09/01/32	USD	200	203,725
Bahamas | 0.4%
Commonwealth of Bahamas, 8.950%, 10/15/32	USD	100	93,000
Description	Security Currency	Principal Amount (000)	Fair Value
Bahrain | 1.2%
Bahrain Government International Bonds, 6.750%, 09/20/29	USD	230	$246,359
Barbados | 0.0%
Barbados Government International Bonds, 6.500%, 10/01/29 (#)	USD	10	10,058
Belarus | 0.9%
Republic of Belarus, 5.875%, 02/24/26	USD	200	187,000
Brazil | 4.4%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/24	BRL	2,600	385,412
Brazil NTN-F:
10.000%, 01/01/25	BRL	690	125,772
10.000%, 01/01/27	BRL	1,250	223,650
Federal Republic of Brazil:
2.875%, 06/06/25	USD	25	25,550
4.500%, 05/30/29	USD	55	56,661
3.875%, 06/12/30	USD	45	43,574
5.000%, 01/27/45	USD	25	23,317
5.625%, 02/21/47	USD	40	39,870
4.750%, 01/14/50	USD	25	22,083
			945,889
Chile | 1.6%
Bonos de la Tesoreria de la Republica en pesos:
2.300%, 10/01/28	CLP	25,000	25,213
5.000%, 10/01/28	CLP	110,000	131,558
2.800%, 10/01/33	CLP	25,000	23,683
6.000%, 01/01/43	CLP	10,000	12,440
Chile Government International Bond:
3.100%, 05/07/41	USD	25	24,137
3.100%, 01/22/61	USD	135	121,736
			338,767
China | 5.3%
China Development Bank:
1.860%, 04/09/23	CNY	1,100	168,088
3.500%, 08/13/26	CNY	1,440	226,946
3.450%, 09/20/29	CNY	390	60,934
China Government Bonds:
3.120%, 12/05/26	CNY	2,470	389,628
2.680%, 05/21/30	CNY	1,360	205,345
3.810%, 09/14/50	CNY	460	75,357
			1,126,298
Colombia | 4.1%
Colombia Government International Bonds:
3.000%, 01/30/30	USD	50	47,103
5.200%, 05/15/49	USD	40	39,845
4.125%, 05/15/51	USD	50	43,087
Colombian Titulos De Tesoreria:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.250%, 11/26/25	COP	301,300	$79,114
7.500%, 08/26/26	COP	757,000	205,607
5.750%, 11/03/27	COP	375,000	92,535
6.000%, 04/28/28	COP	217,800	53,713
7.000%, 06/30/32	COP	240,000	59,508
Republic of Colombia:
4.500%, 01/28/26	USD	65	69,603
3.875%, 04/25/27	USD	65	67,389
4.500%, 03/15/29	USD	35	36,866
3.125%, 04/15/31	USD	30	28,046
5.000%, 06/15/45	USD	50	48,681
			871,097
Costa Rica | 0.6%
Republic of Costa Rica:
4.250%, 01/26/23	USD	25	25,497
4.375%, 04/30/25	USD	25	25,325
7.000%, 04/04/44	USD	35	34,514
7.158%, 03/12/45	USD	40	40,008
			125,344
Czech Republic | 0.7%
Czech Republic:
2.500%, 08/25/28	CZK	810	37,992
1.200%, 03/13/31	CZK	1,890	79,880
4.200%, 12/04/36	CZK	600	34,690
			152,562
Dominican Republic | 1.5%
Dominican Republic:
5.500%, 01/27/25	USD	40	43,683
5.950%, 01/25/27	USD	10	11,225
4.500%, 01/30/30 (#)	USD	170	172,476
7.450%, 04/30/44	USD	15	17,918
6.850%, 01/27/45	USD	20	22,316
6.400%, 06/05/49	USD	50	52,947
			320,565
Ecuador | 0.7%
Ecuador Government International Bonds:
0.000%, 07/31/30	USD	11	5,720
5.000%, 07/31/30 (Ø)	USD	60	50,250
1.000%, 07/31/35 (Ø)	USD	120	78,000
0.500%, 07/31/40 (Ø)	USD	40	23,170
			157,140
Egypt | 2.7%
Arab Republic of Egypt:
5.577%, 02/21/23	USD	200	205,270
7.500%, 02/16/61 (#)	USD	200	174,000
Egypt Government Bonds:
14.369%, 10/20/25	EGP	1,060	67,184
14.060%, 01/12/26	EGP	1,320	81,048
Description	Security Currency	Principal Amount (000)	Fair Value
14.563%, 07/06/26	EGP	830	$52,744
			580,246
El Salvador | 0.5%
Republic of El Salvador:
5.875%, 01/30/25	USD	25	19,313
6.375%, 01/18/27	USD	50	37,375
7.650%, 06/15/35	USD	35	25,550
7.625%, 02/01/41	USD	15	10,650
7.125%, 01/20/50	USD	20	13,800
			106,688
Ghana | 1.0%
Republic of Ghana, 7.625%, 05/16/29	USD	225	213,441
Guatemala | 0.6%
Republic of Guatemala:
4.500%, 05/03/26	USD	55	58,672
4.875%, 02/13/28	USD	25	26,942
5.375%, 04/24/32	USD	10	11,180
5.375%, 04/24/32 (#)	USD	10	11,180
6.125%, 06/01/50 (#)	USD	15	17,248
			125,222
Honduras | 0.2%
Republic of Honduras, 6.250%, 01/19/27	USD	35	37,861
Hungary | 1.8%
Hungary Government Bonds:
2.750%, 12/22/26	HUF	15,670	50,514
3.000%, 10/27/27	HUF	34,330	111,586
3.000%, 04/25/41	HUF	3,940	11,256
Hungary Government International Bond:
2.125%, 09/22/31 (#)	USD	50	49,228
7.625%, 03/29/41	USD	68	113,190
3.125%, 09/21/51 (#)	USD	50	49,043
			384,817
Indonesia | 6.9%
Indonesia Government International Bonds:
2.150%, 07/28/31	USD	395	385,168
3.050%, 03/12/51	USD	50	47,234
3.350%, 03/12/71	USD	60	55,296
Indonesia Treasury Bonds:
8.375%, 09/15/26	IDR	4,849,000	384,024
9.000%, 03/15/29	IDR	818,000	66,783
8.250%, 05/15/29	IDR	1,545,000	121,438
7.000%, 09/15/30	IDR	1,032,000	75,581
6.500%, 02/15/31	IDR	770,000	54,209
8.750%, 05/15/31	IDR	1,150,000	93,607
8.375%, 03/15/34	IDR	912,000	71,686
8.250%, 05/15/36	IDR	648,000	50,369

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
8.375%, 04/15/39	IDR	920,000	$71,993
			1,477,388
Ivory Coast | 1.0%
Ivory Coast, 6.125%, 06/15/33	USD	200	210,662
Jamaica | 0.4%
Government of Jamaica:
6.750%, 04/28/28	USD	25	29,098
8.000%, 03/15/39	USD	15	21,000
7.875%, 07/28/45	USD	20	27,748
			77,846
Kazakhstan | 1.4%
Republic of Kazakhstan, 6.500%, 07/21/45	USD	200	288,725
Kenya | 1.3%
Republic of Kenya, 8.000%, 05/22/32	USD	250	275,437
Lebanon | 1.1%
Lebanese Republic:
6.375%, 03/09/20 («)	USD	97	15,963
8.250%, 04/12/21 («)	USD	170	28,475
6.100%, 10/04/22 («)	USD	201	33,165
6.000%, 01/27/23 («)	USD	191	31,515
6.650%, 04/22/24 («)	USD	87	14,355
6.250%, 11/04/24 («)	USD	116	19,140
6.200%, 02/26/25 («)	USD	37	6,105
6.600%, 11/27/26 («)	USD	104	17,160
6.850%, 03/23/27 («)	USD	114	18,810
6.750%, 11/29/27 («)	USD	41	6,765
6.650%, 02/26/30 («)	USD	99	16,335
7.000%, 03/23/32 («)	USD	49	8,085
7.050%, 11/02/35 («)	USD	60	9,900
7.250%, 03/23/37 («)	USD	44	7,920
			233,693
Malaysia | 4.4%
Malaysia Government Bonds:
3.620%, 11/30/21	MYR	1,080	258,578
3.955%, 09/15/25	MYR	610	152,395
3.906%, 07/15/26	MYR	260	64,824
3.899%, 11/16/27	MYR	1,080	267,667
4.498%, 04/15/30	MYR	100	25,730
3.844%, 04/15/33	MYR	330	78,667
3.828%, 07/05/34	MYR	20	4,732
4.893%, 06/08/38	MYR	330	85,505
			938,098
Mexico | 4.9%
Mexican Bonos:
5.750%, 03/05/26	MXN	6,280	290,646
8.500%, 05/31/29	MXN	5,408	280,581
10.000%, 11/20/36	MXN	1,600	94,010
Description	Security Currency	Principal Amount (000)	Fair Value
7.750%, 11/13/42	MXN	1,840	$88,305
Mexico Government International Bonds:
3.900%, 04/27/25	USD	45	49,382
2.659%, 05/24/31	USD	25	24,114
United Mexican States:
4.125%, 01/21/26	USD	55	61,545
4.500%, 04/22/29	USD	45	50,535
4.500%, 01/31/50	USD	15	15,364
5.000%, 04/27/51	USD	40	43,870
5.750%, 10/12/2110	USD	44	49,989
			1,048,341
Mongolia | 0.2%
Mongolia International Bonds, 4.450%, 07/07/31 (#)	USD	50	48,318
Oman | 1.2%
Oman Government International Bonds, 4.750%, 06/15/26	USD	245	250,099
Pakistan | 0.9%
Islamic Republic of Pakistan SR, 6.000%, 04/08/26 (#)	USD	200	198,022
Panama | 1.3%
Republic of Panama:
3.160%, 01/23/30	USD	55	56,695
4.500%, 04/16/50	USD	30	32,574
4.500%, 04/01/56	USD	75	81,413
3.870%, 07/23/60	USD	105	102,493
			273,175
Paraguay | 0.6%
Republic of Paraguay:
5.000%, 04/15/26	USD	35	38,747
4.700%, 03/27/27	USD	35	38,704
6.100%, 08/11/44	USD	40	48,620
			126,071
Peru | 0.7%
Peruvian Government International Bonds, 5.940%, 02/12/29	PEN	80	19,378
Republic of Peru:
6.950%, 08/12/31	PEN	285	71,223
6.900%, 08/12/37	PEN	170	39,229
5.350%, 08/12/40	PEN	55	10,546
			140,376
Philippines | 0.5%
Philippine Government International Bond, 3.200%, 07/06/46	USD	115	113,144
Poland | 0.6%
Republic of Poland Government Bonds, 2.750%, 04/25/28	PLN	440	117,869

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Qatar | 1.4%
Qatar Government International Bond, 6.400%, 01/20/40	USD	200	$292,225
Romania | 2.3%
Romanian Government Bonds:
4.250%, 06/28/23	RON	710	169,637
4.750%, 02/24/25	RON	320	77,846
4.850%, 04/22/26	RON	130	31,869
5.800%, 07/26/27	RON	210	53,851
4.150%, 01/26/28	RON	180	42,460
Romanian Government International Bonds:
4.375%, 08/22/23	USD	48	51,189
4.000%, 02/14/51 (#)	USD	62	61,605
			488,457
Russia | 6.8%
Russia Government Bonds - OFZ:
7.750%, 09/16/26	RUB	10,370	146,001
7.950%, 10/07/26	RUB	21,600	306,629
6.700%, 03/14/29	RUB	28,360	377,311
8.500%, 09/17/31	RUB	7,040	105,481
7.700%, 03/23/33	RUB	3,820	54,124
Russian Foreign Bond - Eurobond, 4.375%, 03/21/29	USD	400	453,400
			1,442,946
Saudi Arabia | 1.9%
Saudi Government International Bond MTN, 2.250%, 02/02/33	USD	415	403,587
South Africa | 7.4%
Republic of South Africa:
10.500%, 12/21/26	ZAR	420	31,304
4.850%, 09/30/29	USD	10	10,264
8.000%, 01/31/30	ZAR	7,760	478,776
5.875%, 06/22/30	USD	75	82,678
8.250%, 03/31/32	ZAR	1,980	117,492
8.500%, 01/31/37	ZAR	8,020	446,131
5.650%, 09/27/47	USD	85	80,846
8.750%, 02/28/48	ZAR	1,445	78,979
6.300%, 06/22/48	USD	90	92,689
5.750%, 09/30/49	USD	35	33,300
Republic of South Africa Government Bonds, 8.875%, 02/28/35	ZAR	1,020	60,107
Republic of South Africa Government International Bonds, 4.850%, 09/27/27	USD	60	62,880
			1,575,446
Sri Lanka | 0.5%
Republic of Sri Lanka:
5.750%, 04/18/23	USD	35	23,030
Description	Security Currency	Principal Amount (000)	Fair Value
6.350%, 06/28/24	USD	40	$25,507
6.125%, 06/03/25	USD	10	6,268
6.825%, 07/18/26	USD	5	3,096
6.200%, 05/11/27	USD	50	30,369
6.750%, 04/18/28	USD	35	21,335
			109,605
Suriname | 0.0%
Republic of Suriname, 9.250%, 10/26/26	USD	10	6,543
Thailand | 1.6%
Thailand Government Bonds:
3.650%, 06/20/31	THB	1,440	49,214
3.775%, 06/25/32	THB	2,590	90,166
3.400%, 06/17/36	THB	3,390	112,997
3.300%, 06/17/38	THB	2,690	88,257
			340,634
Turkey | 2.5%
Republic of Turkey:
6.250%, 09/26/22	USD	55	56,650
7.375%, 02/05/25	USD	95	100,629
4.875%, 10/09/26	USD	65	62,128
6.000%, 03/25/27	USD	60	59,805
6.000%, 01/14/41	USD	15	12,954
6.625%, 02/17/45	USD	30	27,484
5.750%, 05/11/47	USD	80	66,090
Turkey Government Bonds:
8.000%, 03/12/25	TRY	600	50,939
12.600%, 10/01/25	TRY	700	67,143
10.500%, 08/11/27	TRY	410	34,047
			537,869
Ukraine | 1.8%
Ukraine Government Bonds:
15.840%, 02/26/25	UAH	1,330	53,400
9.750%, 11/01/28	USD	200	234,725
0.000%, 05/31/40 (§)	USD	92	99,866
			387,991
Uruguay | 1.1%
Republica Orient Uruguay:
4.375%, 10/27/27	USD	30	34,430
4.375%, 01/23/31	USD	60	69,349
5.100%, 06/18/50	USD	45	57,257
4.975%, 04/20/55	USD	60	74,974
			236,010
Uzbekistan | 0.9%
Republic of Uzbekistan International Bond, 3.900%, 10/19/31 (#)	USD	200	194,498
Venezuela | 0.5%
Republic of Venezuela:
8.250%, 10/13/24 («)	USD	1,038	103,800

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
7.000%, 03/31/38 («)	USD	58	$5,873
			109,673
Zambia | 0.7%
Republic of Zambia, 8.500%, 04/14/24	USD	200	156,000
Total Foreign Government Obligations (Cost $19,468,010)			18,649,687
Quasi Government Bonds | 0.2%
Mexico | 0.1%
Petroleos Mexicanos, 6.750%, 09/21/47	USD	20	17,327
Venezuela | 0.1%
Petroleos de Venezuela SA:
12.750%, 02/17/22 («)	USD	273	15,015
6.000%, 11/15/26 («)	USD	124	6,820
5.500%, 04/12/37 («)	USD	100	5,500
			27,335
Total Quasi Government Bonds (Cost $260,849)			44,662
Supranational Bonds | 0.1%
International Finance Corp., 8.000%, 10/09/23
(Cost $14,243)	IDR	200,000	14,821

Description	Shares	Fair Value
Short-Term Investments | 5.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,265,614)	1,265,614	$1,265,614
Total Investments | 98.2% (Cost $21,943,355) (»)		$20,916,540
Cash and Other Assets in Excess of Liabilities | 1.8%		386,682
Net Assets | 100.0%		$21,303,222

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	102,770	USD	20,000	BRC	10/04/21	$—	$1,128
BRL	213,120	USD	40,000	BRC	10/04/21	—	865
BRL	521,130	USD	95,807	BRC	10/04/21	—	112
BRL	218,680	USD	40,000	BRC	11/03/21	—	27
BRL	521,130	USD	97,079	BRC	11/03/21	—	1,821
BRL	582,835	USD	107,151	CIT	10/04/21	—	125
BRL	586,135	USD	107,757	CIT	10/04/21	—	126
BRL	1,374,210	USD	254,069	SCB	10/04/21	—	1,724
CLP	71,534,658	USD	90,867	BRC	11/24/21	—	3,054
CNY	195,339	USD	30,000	SCB	11/19/21	136	—
COP	37,750,000	USD	10,000	BRC	11/08/21	—	111
COP	77,185,000	USD	20,000	BRC	11/08/21	220	—
COP	38,810,000	USD	10,000	SCB	11/08/21	167	—
CZK	1,791,964	USD	83,321	BRC	11/19/21	—	1,543
CZK	5,419,244	USD	252,569	BRC	11/19/21	—	5,257
CZK	6,656,499	USD	310,254	HSB	11/19/21	—	6,479
CZK	20,250	USD	926	SCB	11/19/21	—	2
CZK	652,266	USD	30,000	SCB	11/19/21	—	233
EUR	229,082	USD	270,000	CIT	11/19/21	—	4,412
HUF	15,294,704	USD	51,604	BRC	11/19/21	—	2,391
HUF	63,727,935	USD	216,452	BRC	11/19/21	—	11,397
HUF	6,057,480	USD	20,000	SCB	11/19/21	—	509
HUF	65,427,347	USD	222,385	UBS	11/19/21	—	11,862
IDR	573,680,000	USD	40,000	JPM	10/29/21	—	15
IDR	438,690,000	USD	30,000	SCB	10/29/21	577	—
IDR	285,740,000	USD	20,000	UBS	10/29/21	—	84
KRW	100,902,510	USD	87,515	BRC	10/08/21	—	2,299
KRW	116,770,000	USD	100,000	BRC	10/18/21	—	1,401
KRW	116,770,000	USD	98,260	BRC	11/08/21	304	—
KRW	126,900,715	USD	106,764	BRC	11/08/21	351	—
KRW	87,031,134	USD	75,430	JPM	10/07/21	—	1,928
KRW	133,754,490	USD	116,109	JPM	10/08/21	—	3,149
KRW	39,869,581	USD	34,570	SCB	10/07/21	—	898
KZT	7,540,750	USD	17,274	BRC	10/26/21	319	—
KZT	47,055,000	USD	107,665	BRC	10/26/21	2,115	—
KZT	14,004,250	USD	32,168	CIT	10/26/21	504	—
MXN	182,556	USD	8,907	BRC	11/19/21	—	122
MXN	3,934,970	USD	195,843	BRC	11/19/21	—	6,486
MYR	254,760	USD	60,000	BOA	10/04/21	853	—
MYR	477,138	USD	112,737	BOA	10/04/21	1,233	—
MYR	84,170	USD	20,000	BOA	12/22/21	36	—
MYR	774,321	USD	183,924	BOA	12/22/21	398	—
MYR	42,423	USD	10,000	SCB	10/04/21	133	—
PEN	237,645	USD	59,895	BOA	10/25/21	—	2,445
PLN	673,113	USD	176,149	BRC	11/19/21	—	6,930

Lazard Emerging Markets Debt Portfolio (continued)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	1,155,510	USD	303,460	CIT	11/19/21	$—	$12,969
PLN	157,111	USD	40,000	SCB	11/19/21	—	503
PLN	641,950	USD	168,633	SCB	11/19/21	—	7,249
PLN	673,113	USD	176,217	SCB	11/19/21	—	6,998
PLN	641,950	USD	168,566	UBS	11/19/21	—	7,182
PLN	682,334	USD	178,636	UBS	11/19/21	—	7,100
RON	42,312	USD	10,000	SCB	11/19/21	—	121
RUB	1,461,830	USD	20,000	BOA	10/25/21	10	—
RUB	4,901,522	USD	66,846	BOA	10/25/21	250	—
RUB	2,215,950	USD	30,000	BRC	10/25/21	333	—
RUB	4,901,522	USD	66,837	UBS	10/25/21	259	—
THB	746,660	USD	22,792	BRC	11/23/21	—	731
THB	11,032,302	USD	334,130	CIT	11/23/21	—	8,174
THB	322,370	USD	10,000	SCB	11/23/21	—	475
THB	414,255	USD	12,646	SCB	11/23/21	—	406
THB	667,676	USD	20,000	SCB	11/23/21	—	273
THB	5,940,471	USD	179,932	SCB	11/23/21	—	4,418
TRY	196,275	USD	22,266	BRC	10/28/21	—	503
TRY	88,401	USD	10,000	SCB	10/28/21	—	198
USD	18,894	BRL	102,770	BRC	10/04/21	22	—
USD	39,181	BRL	213,120	BRC	10/04/21	46	—
USD	97,535	BRL	521,130	BRC	10/04/21	1,840	—
USD	110,000	BRL	582,835	CIT	10/04/21	2,974	—
USD	110,000	BRL	586,135	CIT	10/04/21	2,368	—
USD	252,640	BRL	1,374,210	SCB	10/04/21	295	—
USD	38,405	CLP	30,276,491	HSB	11/24/21	1,239	—
USD	38,429	CLP	30,276,491	HSB	11/24/21	1,263	—
USD	6,409	CLP	5,043,010	SCB	11/24/21	218	—
USD	30,000	CNY	194,234	BRC	11/19/21	34	—
USD	91,367	CNY	591,611	JPM	11/19/21	96	—
USD	54,604	COP	213,128,924	SCB	11/08/21	—	1,229
USD	110,000	CZK	2,403,005	BRC	11/19/21	337	—
USD	624,297	EUR	527,235	BRC	11/19/21	13,045	—
USD	20,000	EUR	17,038	SCB	11/19/21	247	—
USD	270,000	HUF	80,314,740	BOA	11/19/21	11,574	—
USD	30,000	IDR	430,500,000	CIT	10/29/21	—	6
USD	31,416	IDR	450,978,816	SCB	10/29/21	—	17
USD	58,257	KRW	66,774,400	BOA	10/08/21	1,864	—
USD	106,819	KRW	126,900,715	BRC	10/07/21	—	355
USD	59,012	KRW	67,633,800	BRC	10/08/21	1,893	—
USD	98,291	KRW	116,770,000	BRC	10/18/21	—	308
USD	28,460	KRW	32,614,900	JPM	10/08/21	915	—
USD	59,007	KRW	67,633,900	SCB	10/08/21	1,888	—
USD	184,670	MYR	774,321	BOA	10/04/21	—	287
USD	10,000	MYR	42,037	SCB	12/22/21	—	7
USD	10,000	PEN	40,875	BRC	10/25/21	119	—
USD	90,000	PLN	357,539	BRC	11/19/21	116	—

Lazard Emerging Markets Debt Portfolio (concluded)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	76,504	RON	320,613	BRC	11/19/21	$1,648	$—
USD	49,649	RUB	3,666,795	BOA	10/25/21	—	544
USD	70,000	RUB	5,110,070	CIT	10/25/21	50	—
USD	9,971	THB	329,180	SCB	11/23/21	245	—
USD	60,620	UAH	1,672,500	BOA	11/17/21	—	1,562
USD	50,000	ZAR	743,370	BRC	10/20/21	739	—
USD	110,100	ZAR	1,583,198	BRC	10/20/21	5,187	—
USD	137,748	ZAR	1,978,998	BRC	10/20/21	6,607	—
USD	50,000	ZAR	740,250	CIT	10/20/21	946	—
USD	137,703	ZAR	1,978,998	SCB	10/20/21	6,562	—
USD	109,946	ZAR	1,583,198	UBS	10/20/21	5,033	—
UYU	439,830	USD	10,090	HSB	12/07/21	62	—
ZAR	762,491	USD	51,371	BOA	10/20/21	—	843
ZAR	452,242	USD	30,000	BRC	10/20/21	—	31
ZAR	107,752	USD	7,564	CIT	10/20/21	—	423
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$77,670	$141,847

Centrally Cleared Interest Rate Swap Agreements open at September 30, 2021:

Currency	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Depreciation
BRL	680,190	01/02/24	4.84%	Maturity	1 month Brazilian Interbank Deposit Average	$(10,302)
BRL	838,319	01/02/24	5.84	Maturity	1 month Brazilian Interbank Deposit Average	(9,589)
Total gross unrealized depreciation on Centrally Cleared Interest Rate Swap Agreements						$(19,891)

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 37.5%
Canada | 2.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	125	$124,012
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	120	97,876
			221,888
France | 1.2%
Schneider Electric SE, 2.950%, 09/27/22	USD	100	102,508
Germany | 1.1%
Daimler AG MTN, 0.750%, 09/10/30	EUR	80	95,008
Netherlands | 1.5%
ING Groep NV MTN, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	100	130,694
Switzerland | 0.1%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	7	8,902
United Kingdom | 2.7%
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	100	140,989
Unilever Capital Corp., 1.375%, 09/14/30	USD	105	100,359
			241,348
United States | 28.4%
Adobe, Inc., 2.300%, 02/01/30	USD	110	113,779
Alphabet, Inc., 1.100%, 08/15/30	USD	95	89,746
Amazon.com, Inc., 3.150%, 08/22/27	USD	45	49,478
American Express Credit Corp., 3.300%, 05/03/27	USD	75	83,169
Apple, Inc., 3.000%, 06/20/27	USD	80	87,580
Ball Corp., 4.875%, 03/15/26	USD	50	55,125
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	60	60,889
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	125	98,499
Clean Harbors, Inc. Co., 4.875%, 07/15/27	USD	45	46,687
Constellation Brands, Inc., 4.250%, 05/01/23	USD	85	89,811
Dell International LLC, 5.300%, 10/01/29	USD	85	102,749
Description	Security Currency	Principal Amount (000)	Fair Value
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	125	$101,905
Johnson Controls International PLC, 1.750%, 09/15/30	USD	50	48,531
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	100	109,224
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	55	60,381
McDonald’s Corp., 3.125%, 03/04/25	CAD	110	91,545
Microsoft Corp., 3.500%, 11/15/42	USD	65	74,805
Morgan Stanley, 3.625%, 01/20/27	USD	80	88,187
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	50	51,760
PepsiCo, Inc., 2.875%, 10/15/49	USD	80	81,492
Pfizer, Inc., 2.625%, 04/01/30	USD	90	95,034
Prologis LP, 1.250%, 10/15/30	USD	105	98,337
Service Corp. International, 4.625%, 12/15/27	USD	60	62,925
Starbucks Corp., 4.450%, 08/15/49	USD	70	85,589
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	85	81,968
The Home Depot, Inc., 5.875%, 12/16/36	USD	70	98,735
The Procter & Gamble Co., 1.200%, 10/29/30	USD	60	57,078
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	100	101,577
United Rentals North America, Inc., 4.875%, 01/15/28	USD	60	63,434
Verizon Communications, Inc., 3.875%, 02/08/29	USD	125	140,198
Visa, Inc., 0.750%, 08/15/27	USD	45	43,807
			2,514,024
Total Corporate Bonds (Cost $3,274,486)			3,314,372
Foreign Government Obligations | 48.4%
Australia | 2.4%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	155	107,681

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	155	$107,052
			214,733
Bahamas | 1.2%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	5	4,450
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	105,020
			109,470
Bermuda | 2.5%
Government of Bermuda, 3.717%, 01/25/27	USD	200	216,662
Canada | 5.0%
City of Vancouver, 2.900%, 11/20/25	CAD	90	75,699
Export Development Canada, 1.650%, 07/31/24	CAD	120	96,888
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	50	43,217
Province of Quebec:
2.500%, 04/20/26	USD	85	90,648
1.850%, 02/13/27	CAD	170	137,501
			443,953
Chile | 3.7%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	35,000	42,064
2.300%, 10/01/28	CLP	165,000	166,404
Republic of Chile, 0.830%, 07/02/31	EUR	100	115,459
			323,927
Colombia | 1.0%
Republic of Colombia, 9.850%, 06/28/27	COP	288,000	85,982
Czech Republic | 2.9%
Czech Republic, 2.000%, 10/13/33	CZK	5,590	252,649
Hungary | 3.4%
Hungary Government Bonds:
2.750%, 12/22/26	HUF	25,370	81,783
3.000%, 10/27/27	HUF	25,210	81,942
2.250%, 04/20/33	HUF	28,620	83,102
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	45	54,677
			301,504
Description	Security Currency	Principal Amount (000)	Fair Value
Italy | 1.1%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	83	$98,870
Japan | 2.3%
Japan International Cooperation Agency, 1.750%, 04/28/31	USD	200	200,134
Mexico | 1.5%
Mexican Bonos, 7.500%, 06/03/27	MXN	1,630	80,374
United Mexican States, 6.750%, 02/06/24	GBP	35	53,298
			133,672
Morocco | 1.2%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	100	106,916
Netherlands | 2.2%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	200	196,696
New Zealand | 3.3%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	120	88,655
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29	NZD	240	156,015
2.000%, 04/15/37	NZD	80	48,529
			293,199
Norway | 2.6%
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	116,545
2.350%, 09/04/24	NOK	1,000	116,662
			233,207
Panama | 2.0%
Republic of Panama, 8.875%, 09/30/27	USD	130	177,109
Peru | 1.0%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	365	85,322
Poland | 0.9%
Poland Government Bonds, 2.750%, 10/25/29	PLN	299	79,684
Romania | 3.5%
Romanian Government Bonds:
4.750%, 02/24/25	RON	695	169,071
3.650%, 09/24/31	RON	360	79,209

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Romanian Government International Bonds, 3.875%, 10/29/35	EUR	50	$64,932
			313,212
Singapore | 1.1%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	110	94,745
Spain | 1.0%
Spain Government Bond, 1.000%, 07/30/42	EUR	80	91,398
Thailand | 1.0%
Thailand Government Bonds, 1.585%, 12/17/35	THB	3,110	83,741
United Kingdom | 1.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	65	93,185
1.500%, 07/22/47	GBP	32	44,050
			137,235
Total Foreign Government Obligations (Cost $4,504,107)			4,274,020
Supranational Bonds | 11.1%
Asian Development Bank, 2.125%, 03/19/25	USD	60	62,931
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	55	56,678
European Investment Bank, 1.000%, 01/28/28	CAD	130	99,365
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,840,000	134,511
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	135	110,286
1.900%, 01/16/25	CAD	70	56,867
2.900%, 11/26/25	AUD	135	105,671
1.250%, 03/16/26	NOK	810	91,394
1.125%, 09/13/28	USD	45	44,162
International Finance Corp., 2.125%, 04/07/26	USD	120	126,208
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	142	94,303

Total Supranational Bonds (Cost $977,151)			982,376
US Municipal Bonds | 1.1%
California | 1.1%
State of California:
4.500%, 04/01/33	USD	45	52,381
Description	Security Currency	Principal Amount (000)	Fair Value
7.550%, 04/01/39	USD	30	$50,551
			102,932
Total US Municipal Bonds (Cost $96,321)			102,932

Description		Shares	Fair Value
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $166,017)		166,017	$166,017
Total Investments | 100.0% (Cost $9,018,082) (»)			$8,839,717
Liabilities in Excess of Cash and Other Assets | 0.0%			(2,927)
Net Assets | 100.0%			$8,836,790

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	132,576	USD	98,965	HSB	10/20/21	$—	$3,113
CAD	77,692	USD	62,086	MSC	10/20/21	—	748
CHF	20,804	USD	22,802	HSB	10/20/21	—	471
CHF	61,997	USD	67,953	JPM	10/20/21	—	1,403
CNH	278,676	USD	42,800	HSB	10/20/21	375	—
CNH	2,768,949	USD	424,298	HSB	10/20/21	4,693	—
CNH	1,789,642	USD	274,911	HSB	12/03/21	1,391	—
EUR	43,544	USD	51,550	CIT	10/20/21	—	1,096
EUR	62,212	USD	74,000	HSB	10/20/21	—	1,916
EUR	87,993	USD	104,229	HSB	10/20/21	—	2,272
EUR	823,996	USD	975,502	HSB	10/20/21	—	20,744
EUR	44,804	USD	53,042	JPM	10/20/21	—	1,128
EUR	100,146	USD	118,560	MSC	10/20/21	—	2,521
GBP	103,474	USD	143,738	JPM	10/20/21	—	4,315
HUF	4,095,980	USD	13,600	HSB	10/20/21	—	406
INR	3,498,117	USD	46,776	JPM	01/28/22	—	224
JPY	37,770,641	USD	343,406	CIT	10/20/21	—	3,997
JPY	8,837,464	USD	81,000	HSB	10/20/21	—	1,586
JPY	86,963,894	USD	790,380	HSB	10/20/21	—	8,916
JPY	9,313,280	USD	84,637	JPM	10/20/21	—	947
KRW	118,308,720	USD	102,729	JPM	11/05/21	—	2,862
MXN	990,716	USD	49,260	JPM	10/20/21	—	1,382
NOK	198,895	USD	22,659	JPM	10/20/21	91	—
PHP	2,245,608	USD	43,520	HSB	11/29/21	417	—
PLN	337,751	USD	85,788	JPM	10/20/21	—	869
RUB	1,899,971	USD	25,164	JPM	10/20/21	867	—
SEK	418,428	USD	48,848	JPM	10/20/21	—	1,046
USD	94,155	AUD	126,128	CIT	10/20/21	2,966	—
USD	45,400	AUD	62,442	HSB	10/20/21	255	—
USD	208,899	AUD	279,845	HSB	10/20/21	6,572	—
USD	66,602	AUD	89,222	MSC	10/20/21	2,094	—
USD	191,633	CAD	239,796	CIT	10/20/21	2,317	—
USD	45,306	CAD	57,872	HSB	10/20/21	—	383
USD	98,491	CAD	125,996	HSB	10/20/21	—	982
USD	180,379	CAD	225,685	HSB	10/20/21	2,203	—
USD	324,337	CAD	405,894	JPM	10/20/21	3,887	—
USD	22,000	CLP	17,497,480	CIT	01/13/22	616	—
USD	189,305	CLP	151,207,189	CIT	01/13/22	4,515	—
USD	47,700	CNH	313,535	HSB	10/20/21	—	876
USD	54,300	CNH	355,396	HSB	10/20/21	—	761
USD	10,750	COP	41,398,250	CIT	11/05/21	—	97
USD	21,000	COP	80,711,400	CIT	11/05/21	—	148
USD	32,086	COP	126,104,841	CIT	11/05/21	—	956
USD	19,816	CZK	430,458	HSB	10/20/21	150	—
USD	55,200	CZK	1,202,058	JPM	10/20/21	282	—

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	133,082	CZK	2,892,142	JPM	10/20/21	$949	$—
USD	95,678	EUR	80,774	HSB	10/20/21	2,086	—
USD	70,500	EUR	60,301	JPM	10/20/21	630	—
USD	28,524	GBP	20,534	JPM	10/20/21	856	—
USD	137,115	GBP	99,928	JPM	10/20/21	2,469	—
USD	101,998	HUF	30,952,740	HSB	10/20/21	2,291	—
USD	125,392	HUF	38,077,297	JPM	10/20/21	2,735	—
USD	35,588	IDR	515,847,348	JPM	01/28/22	—	43
USD	39,317	MXN	790,743	JPM	10/20/21	1,103	—
USD	342,957	NOK	3,010,441	JPM	10/20/21	—	1,378
USD	80,717	NZD	116,322	CIT	10/20/21	421	—
USD	60,070	NZD	86,560	HSB	10/20/21	318	—
USD	101,550	NZD	146,307	JPM	10/20/21	555	—
USD	85,061	PEN	346,707	JPM	11/05/21	1,268	—
USD	43,500	PLN	171,520	HSB	10/20/21	376	—
USD	90,442	PLN	347,130	HSB	10/20/21	3,165	—
USD	15,845	PLN	60,841	JPM	10/20/21	548	—
USD	130,930	RON	550,310	HSB	10/20/21	2,225	—
USD	8,583	SGD	11,641	HSB	10/20/21	10	—
USD	76,010	SGD	103,102	JPM	10/20/21	79	—
USD	17,172	THB	561,820	HSB	10/20/21	569	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$56,344	$67,586

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 84.9%
Aerospace & Defense | 1.0%
Howmet Aerospace, Inc., 3.000%, 01/15/29	$1,000	$1,008,600
The Boeing Co., 4.875%, 05/01/25	1,500	1,669,367
Triumph Group, Inc., 6.250%, 09/15/24 (#)	500	499,735
		3,177,702
Airlines | 0.4%
United Airlines Pass Through Trust, 4.150%, 04/11/24	1,213	1,280,296
Auto Components | 2.0%
BorgWarner, Inc., 5.000%, 10/01/25 (#)	1,925	2,202,261
Tenneco, Inc., 5.000%, 07/15/26	2,100	2,068,280
The Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	256,562
5.250%, 07/15/31 (#)	1,500	1,597,500
		6,124,603
Automobiles | 1.0%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	970,000
Stellantis NV, 5.250%, 04/15/23	2,000	2,133,260
		3,103,260
Building Products | 0.6%
Griffon Corp., 5.750%, 03/01/28	1,750	1,837,500
Capital Markets | 1.2%
Icahn Enterprises LP, 6.250%, 05/15/26	1,500	1,567,500
MPT Operating Partnership LP, 3.500%, 03/15/31	500	510,000
MSCI, Inc., 3.250%, 08/15/33 (#)	1,750	1,770,055
		3,847,555
Chemicals | 2.7%
Ashland LLC, 3.375%, 09/01/31 (#)	1,000	1,008,750
CF Industries, Inc., 3.450%, 06/01/23	1,150	1,200,312
Methanex Corp., 5.125%, 10/15/27	1,000	1,081,250
Description	Principal Amount (000)	Fair Value
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	$775	$975,722
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,750,000
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,481,250
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	1,028,750
		8,526,034
Commercial Services & Supplies | 5.1%
ACCO Brands Corp., 4.250%, 03/15/29 (#)	2,000	2,008,200
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	2,046,900
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,991,162
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	2,075,000
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,760,937
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,820,250
Pitney Bowes, Inc., 6.875%, 03/15/27 (#)	2,000	2,105,000
Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	1,500	1,439,070
The ADT Security Corp.:
4.125%, 06/15/23	500	523,135
4.125%, 08/01/29 (#)	250	248,473
		16,018,127
Construction Materials | 0.6%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,848,000
Consumer Finance | 0.7%
Ford Motor Credit Co. LLC:
2.700%, 08/10/26	1,000	1,002,000
4.125%, 08/17/27	1,000	1,060,500
		2,062,500
Containers & Packaging | 3.6%
Ardagh Metal Packaging Finance USA LLC, 4.000%, 09/01/29 (#)	1,200	1,213,500
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,245,600
Ball Corp., 4.000%, 11/15/23	2,100	2,212,875
Crown Americas LLC:
4.500%, 01/15/23	1,550	1,625,950
4.250%, 09/30/26	500	535,945

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	$1,600	$1,624,000
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,761,625
Silgan Holdings, Inc., 4.125%, 02/01/28	100	102,750
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	929,100
		11,251,345
Diversified Consumer Services | 0.7%
Service Corp. International, 4.625%, 12/15/27	2,000	2,097,500
Diversified Financial Services | 1.7%
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	1,700	1,704,250
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	1,000	1,007,730
3.625%, 01/15/29 (#)	1,000	968,750
Suburban Propane Partners LP, 5.000%, 06/01/31 (#)	1,750	1,815,625
		5,496,355
Diversified Telecommunication Services | 2.9%
Connect Finco SARL, 6.750%, 10/01/26 (#)	1,500	1,571,250
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,357,602
Lumen Technologies, Inc., 4.000%, 02/15/27 (#)	1,100	1,123,980
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,033,450
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,990,460
		9,076,742
Electric Utilities | 0.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,473,375
Electrical Equipment | 1.6%
Rackspace Technology Global, Inc., 3.500%, 02/15/28 (#)	2,000	1,930,440
Sensata Tech, Inc., 4.375%, 02/15/30 (#)	1,100	1,183,556
Sensata Technologies, Inc., 3.750%, 02/15/31 (#)	250	251,710
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,509,195
		4,874,901
Description	Principal Amount (000)	Fair Value
Entertainment | 1.4%
Live Nation Entertainment, Inc.:
4.875%, 11/01/24 (#)	$1,550	$1,567,314
3.750%, 01/15/28 (#)	500	497,031
Netflix, Inc., 4.375%, 11/15/26	500	558,750
WMG Acquisition Corp., 3.000%, 02/15/31 (#)	1,800	1,757,250
		4,380,345
Equity Real Estate Investment Trusts (REITs) | 3.2%
HAT Holdings I LLC, 3.375%, 06/15/26 (#)	1,500	1,522,500
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	523,750
4.500%, 02/15/31 (#)	1,250	1,267,875
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,957,500
Park Intermediate Holdings LLC, 4.875%, 05/15/29 (#)	1,500	1,543,837
RHP Hotel Properties LP, 4.500%, 02/15/29 (#)	1,750	1,753,535
VICI Properties LP, 4.250%, 12/01/26 (#)	1,500	1,566,495
		10,135,492
Food & Staples Retailing | 1.9%
Albertsons Cos, Inc., 3.500%, 03/15/29 (#)	1,500	1,496,962
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,350	2,656,725
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,804,500
		5,958,187
Food Products | 2.3%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,535,775
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	2,034,160
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,976,260
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,712,673
		7,258,868
Gas Utilities | 0.5%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,677,875
Health Care Equipment & Supplies | 1.4%
Hill-Rom Holdings, Inc., 4.375%, 09/15/27 (#)	1,800	1,882,170

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Hologic, Inc., 4.625%, 02/01/28 (#)	$2,000	$2,105,000
Mozart Debt Merger Sub, Inc., 3.875%, 04/01/29	500	500,000
		4,487,170
Health Care Providers & Services | 4.1%
Centene Corp., 3.375%, 02/15/30	1,500	1,552,950
DaVita, Inc., 4.625%, 06/01/30 (#)	2,000	2,057,222
Encompass Health Corp., 5.125%, 03/15/23	517	517,000
HCA, Inc., 3.500%, 09/01/30	2,000	2,118,780
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,246,875
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,752,615
PRA Health Sciences, Inc., 2.875%, 07/15/26 (#)	200	202,000
Tenet Healthcare Corp.:
4.625%, 07/15/24	309	313,635
4.875%, 01/01/26 (#)	1,000	1,034,920
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 01/31/25	1,900	2,078,125
		12,874,122
Hotels, Restaurants & Leisure | 6.8%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	2,120,685
Boyd Gaming Corp.:
4.750%, 12/01/27	850	876,086
4.750%, 06/15/31 (#)	250	257,813
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	2,117,500
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,592,625
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,624,109
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,970,000
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,559,055
MGM Resorts International, 4.625%, 09/01/26	800	839,000
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,800,312
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,867,344
Description	Principal Amount (000)	Fair Value
Station Casinos LLC, 5.000%, 10/01/25 (#)	$899	$911,766
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	2,040,000
Yum! Brands, Inc., 4.625%, 01/31/32	1,500	1,601,250
		21,177,545
Household Durables | 0.3%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,000	1,030,000
Household Products | 1.0%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	1,220,694
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,845,000
		3,065,694
Independent Power & Renewable Electricity Producers | 1.1%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,530,000
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,881,250
		3,411,250
Interactive Media & Services | 0.4%
Twitter, Inc., 3.875%, 12/15/27 (#)	1,250	1,334,375
IT Services | 0.5%
Square, Inc., 3.500%, 06/01/31 (#)	1,450	1,487,309
Machinery | 1.5%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,866,800
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	782,640
4.625%, 05/15/30 (#)	1,000	1,027,500
Terex Corp., 5.000%, 05/15/29 (#)	1,000	1,036,250
		4,713,190
Media | 10.0%
AMC Networks, Inc., 4.250%, 02/15/29	1,000	995,000
CCO Holdings LLC:
5.125%, 05/01/27 (#)	500	520,655
4.750%, 03/01/30 (#)	1,500	1,568,213
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	2,069,620
CSC Holdings LLC:
7.500%, 04/01/28 (#)	1,690	1,826,513
4.500%, 11/15/31 (#)	1,000	987,500

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Diamond Sports Group LLC, 5.375%, 08/15/26 (#)	$1,500	$990,000
Entercom Media Corp., 6.750%, 03/31/29 (#)	1,500	1,511,880
GCI LLC, 4.750%, 10/15/28 (#)	250	262,450
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,500,000
Meredith Corp., 6.875%, 02/01/26	1,567	1,617,928
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,586,963
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,358,995
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,505,235
Sinclair Television Group, Inc.:
5.125%, 02/15/27 (#)	1,750	1,736,875
4.125%, 12/01/30 (#)	1,000	977,500
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,828,750
3.875%, 09/01/31 (#)	1,000	976,875
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,802,587
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	2,029,200
Videotron, Ltd., 5.125%, 04/15/27 (#)	500	517,500
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	2,032,500
		31,202,739
Metals & Mining | 3.0%
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,844,122
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,850,538
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,378,750
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,579,050
Steel Dynamics, Inc., 5.000%, 12/15/26	1,550	1,598,895
		9,251,355
Mortgage Real Estate Investment Trusts (REITs) | 0.6%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	1,743	1,756,073
Oil, Gas & Consumable Fuels | 6.6%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,522,500
Description	Principal Amount (000)	Fair Value
DT Midstream, Inc., 4.375%, 06/15/31 (#)	$1,350	$1,390,500
Energy Transfer Operating LP, 5.875%, 01/15/24	750	824,267
EQT Corp., 3.625%, 05/15/31 (#)	1,750	1,823,500
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,870,812
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	1,000	1,014,000
Murphy Oil Corp., 6.875%, 08/15/24	1,085	1,107,785
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,794,852
Ovintiv Exploration, Inc., 5.625%, 07/01/24	1,600	1,774,154
Range Resources Corp., 5.000%, 08/15/22	950	966,920
Southwestern Energy Co., 6.450%, 01/23/25	1,800	1,981,926
Sunoco LP, 5.500%, 02/15/26	1,700	1,734,170
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,279,688
Targa Resources Partners LP, 4.000%, 01/15/32 (#)	1,500	1,550,175
		20,635,249
Pharmaceuticals | 0.5%
Bausch Health Cos., Inc.:
5.000%, 02/15/29 (#)	1,500	1,396,875
5.250%, 02/15/31 (#)	100	91,961
		1,488,836
Professional Services | 1.2%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,554,150
Nielsen Finance LLC:
5.625%, 10/01/28 (#)	1,000	1,037,500
5.875%, 10/01/30 (#)	1,000	1,052,870
		3,644,520
Software | 1.9%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	1,200,000
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,500	1,494,975
J2 Global, Inc., 4.625%, 10/15/30 (#)	1,500	1,593,750
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,552,500
		5,841,225

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Specialty Retail | 2.1%
Asbury Automotive Group, Inc., 4.500%, 03/01/28	$987	$1,012,909
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	1,017,500
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,759,852
QVC, Inc., 4.750%, 02/15/27	1,250	1,325,000
The Gap, Inc., 3.625%, 10/01/29 (#)	1,500	1,503,750
		6,619,011
Technology Hardware, Storage & Peripherals | 2.2%
Dell International LLC, 7.125%, 06/15/24 (#)	1,525	1,559,313
NCR Corp., 5.750%, 09/01/27 (#)	1,000	1,054,600
Seagate HDD Cayman, 4.091%, 06/01/29	2,083	2,181,942
Western Digital Corp., 4.750%, 02/15/26	2,000	2,215,040
		7,010,895
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,844,990
Trading Companies & Distributors | 2.7%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,123,375
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,563,435
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,573,837
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,903,400
United Rentals North America, Inc.:
5.500%, 05/15/27	1,000	1,049,630
3.875%, 11/15/27	1,100	1,152,250
		8,365,927
Wireless Telecommunication Services | 0.8%
Sprint Corp., 7.125%, 06/15/24	500	569,100
T-Mobile USA, Inc., 3.500%, 04/15/31	2,000	2,109,269
		2,678,369
Total Corporate Bonds (Cost $258,580,407)		265,426,406

Description	Shares	Fair Value
Exchange-Traded Funds | 7.6%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $23,042,937)	1,222,805	$23,820,242
Short-Term Investments | 6.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $21,372,691)	21,372,691	$21,372,691
Total Investments | 99.3% (Cost $302,996,035)		$310,619,339
Cash and Other Assets in Excess of Liabilities | 0.7%		2,122,307
Net Assets | 100.0%		$312,741,646

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 1.6%
Automobiles | 0.2%
Nissan Auto Lease Trust, 2.270%, 07/15/22	$137	$136,725
Specialty Retail | 1.4%
Daimler Trucks Retail Trust, 1.220%, 09/15/23	1,213	1,219,548
Total Asset-Backed Securities (Cost $1,349,331)		1,356,273
Corporate Bonds | 6.2%
Banks | 3.3%
Bank of America Corp., 3.300%, 01/11/23	2,650	2,750,109
Capital Markets | 1.0%
Morgan Stanley, 2.750%, 05/19/22	800	812,912
Internet & Direct Marketing Retail | 1.9%
eBay, Inc., 2.750%, 01/30/23	1,545	1,589,694
Total Corporate Bonds (Cost $5,066,743)		5,152,715
US Government Securities | 0.6%
Mortgage-Backed Securities | 0.6%
Federal National Mortgage Association: Pool# FM1033, 4.500%, 01/01/27 (Cost $496,252)	479	501,316
US Treasury Securities | 90.8%
US Treasury Notes:
1.500%, 01/31/22	3,125	3,140,039
1.875%, 01/31/22	6,090	6,126,878
1.875%, 07/31/22	9,035	9,169,819
1.875%, 10/31/22	20,060	20,441,610
2.000%, 11/30/22	14,590	14,906,876
0.125%, 01/31/23	14,240	14,232,769
1.625%, 04/30/23	7,555	7,724,102
Total US Treasury Securities (Cost $75,733,048)		75,742,093
Description	Shares	Fair Value
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $401,858)	401,858	$401,858
Total Investments | 99.7% (Cost $83,047,232)		$83,154,255
Cash and Other Assets in Excess of Liabilities | 0.3%		289,574
Net Assets | 100.0%		$83,443,829

Description		Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.1%
United States | 0.1%
Alder Biopharmaceuticals, Inc. (*), (‡)		3,247	$2,857
Apollo Commercial Real Estate Finance, Inc.		676	10,025
Kaman Corp. (±)		7	250
KKR Real Estate Finance Trust, Inc. REIT		542	11,436
Mesa Laboratories, Inc. (±)		5	1,512
Pebblebrook Hotel Trust		23	516
Starwood Property Trust, Inc. REIT		191	4,662
Vishay Intertechnology, Inc.		297	5,967
			37,225
Total Common Stocks (Cost $37,144)			37,225

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 127.4%
Australia | 0.8%
Afterpay, Ltd., 0.000%, 03/12/26 (±)	AUD	400	$287,445
Zip Co., Ltd., 0.000%, 04/23/28 (±)	AUD	200	133,127
			420,572
Austria | 1.1%
ams AG, 2.125%, 11/03/27 (±)	EUR	500	575,179
Brazil | 0.8%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), (±)	USD	452	413,279
Canada | 4.3%
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	632	534,040
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	662	504,366
Dye & Durham, Ltd., 3.750%, 03/01/26	CAD	142	113,445
Ivanhoe Mines, Ltd., 2.500%, 04/15/26 (±)	USD	382	448,474
Pretium Resources, Inc., 2.250%, 03/15/22 (±)	USD	560	557,424
			2,157,749
China | 2.6%
Li Auto, Inc., 0.250%, 05/01/28 (#), (±)	USD	313	369,536
NIO, Inc.:
0.000%, 02/01/26 (±)	USD	661	569,704
Description	Security Currency	Principal Amount (000)	Fair Value
0.500%, 02/01/27 (#), (±)	USD	455	$372,668
			1,311,908
Germany | 1.8%
Delivery Hero SE, 1.500%, 01/15/28 (±)	EUR	400	478,000
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	400	449,750
			927,750
Israel | 0.8%
Fiverr International, Ltd., 0.000%, 11/01/25 (±)	USD	342	389,880
Italy | 0.5%
Kaleyra, Inc., 6.125%, 06/01/26 (±)	USD	264	276,670
Netherlands | 0.6%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	300	298,837
Singapore | 1.2%
SGX Treasury I Pte, Ltd., 0.000%, 03/01/24 (±)	EUR	500	593,654
Taiwan | 0.3%
Sea, Ltd., 0.250%, 09/15/26 (±)	USD	150	152,550
United States | 112.6%
1Life Healthcare, Inc., 3.000%, 06/15/25 (±)	USD	354	337,535
Aerie Pharmaceuticals, Inc., 1.500%, 10/01/24 (±)	USD	221	200,834
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	320	346,109
Airbnb, Inc., 0.000%, 03/15/26 (±)	USD	282	277,770
Alphatec Holdings, Inc., 0.750%, 08/01/26 (±)	USD	346	336,485
Alteryx, Inc., 0.500%, 08/01/24 (±)	USD	463	441,375
Apollo Commercial Real Estate Finance, Inc., 4.750%, 08/23/22 (±)	USD	436	440,104
Arbor Realty Trust, Inc., 4.750%, 11/01/22 (±)	USD	770	859,994
Atlas Air Worldwide Holdings, Inc.:
2.250%, 06/01/22 (±)	USD	706	841,022
1.875%, 06/01/24 (±)	USD	463	673,954
Avadel Finance Cayman, Ltd., 4.500%, 02/01/23 (±)	USD	510	589,560
Avaya Holdings Corp., 2.250%, 06/15/23 (±)	USD	649	683,072

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Avid SPV LLC, 1.250%, 03/15/26 (±)	USD	349	$445,467
Bandwidth, Inc., 0.500%, 04/01/28 (±)	USD	170	145,946
Bentley Systems, Inc., 0.125%, 01/15/26 (±)	USD	414	478,382
Beyond Meat, Inc., 0.000%, 03/15/27 (±)	USD	424	365,435
BigCommerce Holdings, Inc., 0.250%, 10/01/26 (±)	USD	141	142,838
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	502	504,923
Braemar Hotels & Resorts, Inc., 4.500%, 06/01/26 (±)	USD	178	195,830
Brookdale Senior Living, Inc., 2.000%, 10/15/26	USD	137	145,391
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	198	201,366
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	360	575,677
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	450	501,462
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	360	359,461
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	863	892,220
Cutera, Inc., 2.250%, 03/15/26 (±)	USD	158	249,550
DISH Network Corp., 3.375%, 08/15/26 (±)	USD	538	560,596
DraftKings, Inc., 0.000%, 03/15/28 (±)	USD	419	371,024
Dynavax Technologies Corp., 2.500%, 05/15/26 (±)	USD	395	798,887
Encore Capital Group, Inc.:
3.250%, 03/15/22 (±)	USD	394	452,115
3.250%, 10/01/25 (±)	USD	203	283,365
EZCORP, Inc., 2.875%, 07/01/24 (±)	USD	370	386,419
Fastly, Inc., 0.000%, 03/15/26 (±)	USD	621	525,521
FireEye, Inc., 0.875%, 06/01/24 (±)	USD	452	482,792
Fisker, Inc., 2.500%, 09/15/26 (±)	USD	422	416,352
Flexion Therapeutics, Inc., 3.375%, 05/01/24 (±)	USD	294	263,130
Fortive Corp., 0.875%, 02/15/22 (±)	USD	588	592,410
Description	Security Currency	Principal Amount (000)	Fair Value
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	520	$473,223
Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	288	300,573
Groupon, Inc., 1.125%, 03/15/26 (±)	USD	506	393,251
Guess?, Inc., 2.000%, 04/15/24 (±)	USD	388	432,620
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	282	294,745
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	700	709,625
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	967	965,123
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	348	324,510
IIP Operating Partnership LP, 3.750%, 02/21/24 (±)	USD	120	422,664
Impinj, Inc., 2.000%, 12/15/26 (±)	USD	258	471,805
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	884	953,062
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	207	202,188
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	454	498,549
Intercept Pharmaceuticals, Inc., 3.500%, 02/15/26 (±)	USD	440	445,055
Ironwood Pharmaceuticals, Inc., 1.500%, 06/15/26 (±)	USD	285	344,116
JetBlue Airways Corp., 0.500%, 04/01/26 (±)	USD	142	139,848
JPMorgan Chase Bank NA, 0.000%, 12/28/23 (±)	USD	500	497,750
Kaman Corp., 3.250%, 05/01/24 (±)	USD	523	533,067
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	288	216,743
KKR Real Estate Finance Trust, Inc., 6.125%, 05/15/23 (±)	USD	251	267,603
LendingTree, Inc., 0.500%, 07/15/25 (±)	USD	415	355,008
Liberty Broadband Corp.:
1.250%, 09/30/50 (±)	USD	752	767,416
2.750%, 09/30/50 (±)	USD	767	811,596
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	497	390,058
3.750%, 02/15/30 (±)	USD	398	310,185
Liberty Media Corp-Liberty Formula One, 1.000%, 01/30/23 (±)	USD	373	530,846

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Liberty Media Corp.:
1.375%, 10/15/23 (±)	USD	172	$235,032
2.125%, 03/31/48 (±)	USD	755	783,312
2.750%, 12/01/49 (±)	USD	654	680,814
Ligand Pharmaceuticals, Inc., 0.750%, 05/15/23 (±)	USD	422	424,830
Live Nation Entertainment, Inc., 2.000%, 02/15/25 (±)	USD	443	509,893
Magnite, Inc., 0.250%, 03/15/26 (±)	USD	689	593,933
MannKind Corp., 2.500%, 03/01/26 (±)	USD	475	530,008
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26 (±)	USD	339	380,951
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	202	247,665
MicroStrategy, Inc., 0.000%, 02/15/27 (±)	USD	423	313,520
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	390	437,931
MP Materials Corp., 0.250%, 04/01/26 (±)	USD	506	516,064
Nutanix, Inc., 0.250%, 10/01/27 (±)	USD	339	335,517
NuVasive, Inc.:
1.000%, 06/01/23 (±)	USD	773	791,842
0.375%, 03/15/25 (±)	USD	166	160,709
Omeros Corp., 5.250%, 02/15/26 (±)	USD	335	361,230
Opendoor Technologies, Inc., 0.250%, 08/15/26 (±)	USD	621	779,743
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	557	577,539
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	99	107,044
PAR Technology Corp., 1.500%, 10/15/27 (±)	USD	330	355,162
Parsons Corp., 0.250%, 08/15/25 (±)	USD	452	455,502
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	577	658,501
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	476	533,834
PennyMac Corp.:
5.500%, 11/01/24 (±)	USD	721	739,025
5.500%, 03/15/26 (±)	USD	490	503,935
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	188	226,408
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	354	354,443
PRA Group, Inc., 3.500%, 06/01/23 (±)	USD	638	708,331
Description	Security Currency	Principal Amount (000)	Fair Value
Pure Storage, Inc., 0.125%, 04/15/23 (±)	USD	111	$128,660
Radius Global Infrastructure, Inc., 2.500%, 09/15/26 (±)	USD	400	396,651
Rapid7, Inc., 0.250%, 03/15/27 (±)	USD	424	530,381
Realogy Group LLC, 0.250%, 06/15/26 (±)	USD	369	372,921
Redfin Corp., 0.500%, 04/01/27 (±)	USD	194	174,483
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	838	858,950
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	508	585,927
Royal Caribbean Cruises, Ltd., 2.875%, 11/15/23 (±)	USD	597	774,607
Shift Technologies, Inc., 4.750%, 05/15/26 (±)	USD	365	407,690
Shift4 Payments, Inc., 0.500%, 08/01/27 (±)	USD	60	59,848
SmileDirectClub, Inc., 0.000%, 02/01/26 (±)	USD	721	512,593
SoFi Technologies, Inc., 0.010%, 10/15/26	USD	228	234,413
Spirit Airlines, Inc., 1.000%, 05/15/26 (±)	USD	263	247,724
Splunk, Inc., 1.125%, 06/15/27 (±)	USD	498	490,841
Spotify USA, Inc., 0.000%, 03/15/26 (±)	USD	124	112,034
Starwood Property Trust, Inc., 4.375%, 04/01/23 (±)	USD	196	206,439
Stride, Inc., 1.125%, 09/01/27 (±)	USD	423	422,408
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	432	455,881
Sunnova Energy International, Inc., 0.250%, 12/01/26 (±)	USD	424	484,526
SunPower Corp., 4.000%, 01/15/23 (±)	USD	335	414,952
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	353	297,226
TechTarget, Inc., 0.125%, 12/15/25 (±)	USD	391	518,768
The Beauty Health Co., 1.250%, 10/01/26 (±)	USD	520	577,200
The Chefs’ Warehouse, Inc.:
1.875%, 12/01/24 (±)	USD	233	249,490
1.875%, 12/01/24 (#), (±)	USD	667	714,205
The Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	472	493,712

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
The Marcus Corp., 5.000%, 09/15/25 (±)	USD	128	$231,040
Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	396	407,333
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	338	465,172
Upwork, Inc., 0.250%, 08/15/26 (±)	USD	456	466,916
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	526	809,914
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	387	399,501
Vroom, Inc., 0.750%, 07/01/26 (±)	USD	472	380,528
Wayfair, Inc., 0.625%, 10/01/25 (±)	USD	482	484,169
Workday, Inc., 0.250%, 10/01/22	USD	198	339,449
Zogenix, Inc., 2.750%, 10/01/27 (±)	USD	515	493,347
			56,918,219
Total Convertible Corporate Bonds (Cost $63,735,629)			64,436,247

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Purchased Options | 0.0%
Call
1Life Healthcare, Inc. Expires 10/15/21	MSC	4	$30	$400	$20
Alteryx, Inc. Expires 10/15/21	MSC	3	80	300	183
Alteryx, Inc. Expires 10/15/21	MSC	3	85	300	93
Carnival Corp. Expires 01/21/22	MSC	8	30	800	848
Cinemark Holdings, Inc. Expires 01/21/22	MSC	15	25	1,500	1,275
Gol Linhas Aereas Inteligents Expires 01/21/22	MSC	23	9	2,300	1,265
Gol Linhas Aereas Inteligents Expires 10/15/21	MSC	23	10	2,300	115
Helix Energy Solutions Group, Inc. Expires 12/17/21	MSC	16	5	1,600	240
Karyopharm Therapeutics, Inc. Expires 11/19/21	MSC	7	8	700	315
Norwegian Cruise Line Holdings Expires 01/21/22	MSC	15	33	1,500	1,830
Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
NuVasive, Inc. Expires 12/17/21	MSC	5	$70	$500	$425
Pebblebrook Hotel Trust Expires 12/17/21	MSC	8	30	800	40
PetIQ, Inc. Expires 10/15/21	MSC	4	29	400	20
PetIQ, Inc. Expires 10/15/21	MSC	4	30	400	40
SmileDirectClub, Inc. Expires 10/15/21	MSC	23	6	2,300	529
SmileDirectClub, Inc. Expires 10/15/21	MSC	15	7	1,500	225
SmileDirectClub, Inc. Expires 10/01/21	MSC	9	7	900	9
Spirit Airlines, Inc. Expires 01/21/22	MSC	8	30	800	1,232
Vroom, Inc., Expires 12/17/21	MSC	2	35	200	60
Zogenix, Inc. Expires 12/17/21	MSC	4	19	400	40
Put
Alphatec Holdings, Inc. Expires 10/15/21	MSC	4	13	400	80
American Airlines Group Expires 01/20/23	MSC	7	10	700	490
Braemar Hotels & Resorts, Inc. Expires 10/15/21	MSC	1	5	100	25
The chef’s Warehouse, Inc. Expires 10/15/21	MSC	23	25	2,300	460
Cinemark Holdings, Inc. Expires 01/21/22	MSC	33	10	3,300	660
Coherus Biosciences, Inc. Expires 11/19/21	MSC	1	13	100	15
DraftKings, Inc. Expires 10/15/21	MSC	6	50	600	1,704
Gol Linhas Aereas Inteligents Expires 10/15/21	MSC	11	4	1100	0
Gossamer Bio, Inc. Expires 11/19/21	MSC	8	10	800	440
Gossamer Bio, Inc. Expires 10/15/21	MSC	8	10	800	200
The Greenbrier Cos., Inc. Expires 10/15/21	MSC	8	40	800	360
Guess?, Inc.. Expires 10/15/21	MSC	8	19	800	200
Insmed, Inc. Expires 11/19/21	MSC	1	21	100	20

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Kaleyra, Inc. Expires 10/15/21	MSC	4	$10	$400	$60
The Marcus Corp. Expires 12/17/21	MSC	6	10	600	30
Oil States International, Inc. Expires 10/15/21	MSC	15	5	1,500	150
Realogy Holdings Corp. Expires 10/15/21	MSC	31	15	3,100	124
Total Purchased Options (Cost $22,851)					13,822

Description	Shares	Fair Value
Short-Term Investments | 32.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $16,532,532)	16,532,532	$16,532,532
Total Investments excluding Securities Sold Short | 160.2% (Cost $80,328,156)		$81,019,826
Securities Sold Short | (57.3)%
Common Stocks | (41.7)%
Australia | (0.2)%
Afterpay, Ltd.	(770)	(66,614)
Zip Co., Ltd.	(7,993)	(39,557)
		(106,171)
Austria | (0.3)%
ams AG	(7,361)	(134,390)
Brazil | 0.0%
Gol Linhas Aereas Inteligentes SA ADR	(270)	(2,060)
Canada | (0.6)%
Canopy Growth Corp.	(2,389)	(33,102)
Dye & Durham, Ltd.	(717)	(23,289)
Ivanhoe Mines, Ltd., Class A	(34,854)	(222,894)
Pretium Resources, Inc.	(736)	(7,095)
		(286,380)
China | (0.8)%
Li Auto, Inc. ADR	(8,503)	(223,544)
NIO, Inc. ADR	(5,704)	(203,233)
		(426,777)
Germany | (0.5)%
Delivery Hero SE	(1,618)	(207,193)
Just Eat Takeaway.com NV	(1,063)	(77,461)
		(284,654)
Description	Shares	Fair Value
Israel | (0.4)%
Fiverr International, Ltd.	(1,171)	$(213,918)
Netherlands | (0.1)%
Pharming Group NV	(29,509)	(27,806)
Singapore | 0.0%
Singapore Exchange, Ltd.	(900)	(6,586)
Taiwan | (0.1)%
Sea, Ltd. ADR	(176)	(56,096)
United States | (38.7)%
1Life Healthcare, Inc.	(2,394)	(48,479)
Aerie Pharmaceuticals, Inc.	(3,237)	(36,902)
Air Transport Services Group, Inc.	(5,396)	(139,271)
Airbnb, Inc., Class A	(250)	(41,938)
Alphatec Holdings, Inc.	(12,843)	(156,556)
Alteryx, Inc., Class A	(436)	(31,872)
Atlas Air Worldwide Holdings, Inc.	(13,130)	(1,072,458)
Avadel Pharmaceuticals PLC ADR	(21,186)	(207,623)
Avaya Holdings Corp.	(9,347)	(184,977)
Avid Bioservices, Inc.	(12,968)	(279,720)
Bandwidth, Inc., Class A	(582)	(52,543)
BigCommerce Holdings, Inc.	(1,116)	(56,514)
BioMarin Pharmaceutical, Inc.	(1,273)	(98,390)
Braemar Hotels & Resorts, Inc. REIT	(16,554)	(80,287)
Brookdale Senior Living, Inc.	(10,824)	(68,191)
Century Aluminum Co.	(8,834)	(118,817)
Charter Communications, Inc., Class A	(654)	(475,824)
Coherus Biosciences, Inc.	(16,828)	(270,426)
Collegium Pharmaceutical, Inc.	(7,934)	(156,617)
CSG Systems International, Inc.	(2,325)	(112,065)
Cutera, Inc.	(4,087)	(190,454)
DISH Network Corp., Class A	(4,892)	(212,606)
DraftKings, Inc., Class A	(2,824)	(136,004)
Dynavax Technologies Corp.	(33,983)	(652,813)
Encore Capital Group, Inc.	(9,691)	(477,476)
EZCORP, Inc. Class A	(22,884)	(173,232)
Fastly, Inc., Class A	(2,185)	(88,361)
FireEye, Inc.	(9,582)	(170,560)
Fisker, Inc.	(1,790)	(26,224)
Flexion Therapeutics, Inc.	(2,515)	(15,342)
fuboTV, Inc.	(5,431)	(130,127)
Gossamer Bio, Inc.	(16,113)	(202,540)
Groupon, Inc.	(3,184)	(72,627)
Guess?, Inc.	(9,239)	(194,111)
Helix Energy Solutions Group, Inc.	(29,642)	(115,011)
Herbalife Nutrition, Ltd.	(2,943)	(124,724)
I3 Verticals, Inc., Class A	(4,276)	(103,522)
Impinj, Inc.	(6,677)	(381,457)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Innovative Industrial Properties, Inc. REIT	(1,792)	$(414,257)
Innoviva, Inc.	(19,227)	(321,283)
Inotiv, Inc.	(2,848)	(83,276)
Insmed, Inc.	(10,831)	(298,286)
Intercept Pharmaceuticals, Inc.	(15,824)	(234,986)
Ironwood Pharmaceuticals, Inc.	(15,774)	(206,008)
JetBlue Airways Corp.	(1,222)	(18,684)
Karyopharm Therapeutics, Inc.	(10,743)	(62,524)
LendingTree, Inc.	(220)	(30,763)
Liberty Media Corp-Liberty Formula One, Class A	(688)	(32,370)
Liberty Media Corp-Liberty Formula One, Class C	(9,070)	(466,289)
Liberty Media Corp-Liberty SiriusXM, Class A	(3,048)	(143,774)
Ligand Pharmaceuticals, Inc.	(356)	(49,598)
Live Nation Entertainment, Inc.	(2,484)	(226,367)
Magnite, Inc.	(6,393)	(179,004)
MannKind Corp.	(69,943)	(304,252)
Marriott Vacations Worldwide Corp.	(1,347)	(211,924)
MicroStrategy, Inc., Class A	(219)	(126,670)
Mitek Systems, Inc.	(13,866)	(256,521)
Nutanix, Inc., Class A	(3,456)	(130,291)
NuVasive, Inc.	(3,781)	(226,293)
Omeros Corp.	(14,189)	(195,666)
Opendoor Technologies, Inc.	(24,736)	(507,830)
OSI Systems, Inc.	(1,794)	(170,071)
Pacira BioSciences, Inc.	(809)	(45,304)
PAR Technology Corp.	(3,240)	(199,292)
Parsons Corp.	(5,128)	(173,121)
Patrick Industries, Inc.	(4,205)	(350,277)
PennyMac Mortgage Investment Trust REIT	(103)	(2,028)
PetIQ, Inc.	(4,559)	(113,838)
Porch Group, Inc.	(8,780)	(155,230)
PRA Group, Inc.	(6,568)	(276,776)
Pure Storage, Inc., Class A	(2,236)	(56,258)
Radius Global Infrastructure, Inc.	(11,462)	(187,174)
Rapid7, Inc.	(3,176)	(358,952)
Realogy Holdings Corp.	(10,021)	(175,768)
Redfin Corp.	(1,160)	(58,116)
Revance Therapeutics, Inc.	(12,242)	(341,062)
Royal Caribbean Cruises, Ltd.	(5,450)	(484,778)
Shift Technologies, Inc.	(32,653)	(226,612)
Shift4 Payments, Inc., Class A	(313)	(24,264)
Sirius XM Holdings, Inc.	(5,071)	(30,933)
SmileDirectClub, Inc.	(21,549)	(114,641)
SoFi Technologies, Inc.	(6,572)	(104,363)
Description	Shares	Fair Value
Spirit Airlines, Inc.	(3,120)	$(80,933)
Splunk, Inc.	(875)	(126,621)
Spotify Technology SA	(82)	(18,478)
Stride, Inc.	(5,448)	(195,801)
Summit Hotel Properties, Inc. REIT	(22,493)	(216,608)
Sunnova Energy International, Inc.	(10,304)	(339,414)
SunPower Corp.	(8,309)	(188,448)
Tabula Rasa HealthCare, Inc.	(2,378)	(62,327)
TechTarget, Inc.	(4,500)	(370,890)
The Chefs’ Warehouse, Inc.	(10,691)	(348,206)
The Marcus Corp.	(10,384)	(181,201)
Upstart Holdings, Inc.	(929)	(293,973)
Upwork, Inc.	(4,255)	(191,603)
Varex Imaging Corp.	(21,869)	(616,706)
Vroom, Inc.	(4,220)	(93,135)
Wayfair, Inc., Class A	(626)	(159,949)
Workday, Inc., Class A	(1,278)	(319,359)
Zogenix, Inc.	(14,769)	(224,341)
		(19,560,428)
Total Common Stock (Proceeds $21,057,972)		(21,105,266)

Description	Security Currency	Principal Amount (000)	Fair Value
US Treasury Securities | (15.6)%
U.S. Treasury Bills 0.000%, 10/19/21	USD	(7,500)	$(7,499,733)
U.S. Treasury Notes 1.250%, 08/15/31	USD	(401)	(391,288)
(Proceeds $7,895,979)			(7,891,021)
Total Securities Sold Short (Proceeds $28,953,951)			(28,996,287)
Total Investments | 102.9% (Cost and short proceeds $51,374,205)			52,023,539
Liabilities in Excess of Cash and Other Assets | (2.9)%			(1,458,585)
Net Assets | 100.0%			$50,564,954

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at September 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	113,772	AUD	157,000	SSB	12/22/21	$224	$—
USD	318,140	CAD	407,000	SSB	12/22/21	—	3,200
USD	1,819,411	EUR	1,548,000	SSB	12/22/21	23,230	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$23,454	$3,200

Written Options open at September 30, 2021:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Carnival Corp.	MSC	8	$ 22.50	01/21/22	$8	$823	$(1,168)
Cinemark Holdings, Inc.	MSC	15	15.00	01/21/22	15	1,276	(1,500)
Gol Linhas Aereas Inteligents	MSC	23	7.00	01/21/22	23	1,179	(1,725)
Norwegian Cruise Line Holdings	MSC	15	25.00	01/21/22	15	2,475	(3,375)
NuVasive, Inc.	MSC	5	60.00	12/17/21	5	1,264	(2,250)
Spirit Airlines, Inc.	MSC	8	22.50	01/21/22	8	871	(1,168)
Total Written Options		74				$7,888	$(11,186)

Total Return Swap Agreements open at September 30, 2021

Currency	Reference Entity	Counterparty	Notional Amount	Final Valuation Date	Receive	Receive	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	Arbor Realty Trust, Inc.	BOA	496,580	9/23/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	$—	$4,081
USD	ApolloCommercial Real Estate Finance, Inc.	BOA	55,139	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	847	—
USD	The Beauty Health Co.	BOA	313,869	9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	—
USD	Bentley Systems, Inc. Class B	BOA	289,177	9/26/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	15,812	—
USD	Beyond Meat, Inc.	BOA	125,046	9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	—
USD	Cinemark Holdings, Inc.	BOA	409,192	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	8,030

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Reference Entity	Counter party	Notional Amount	Final Valuation Date	Receive	Receive	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	Fisker, Inc.	BOA	253,109	9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	—
USD	Fortive Corp.	BOA	11,868	9/26/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	435	—
USD	Gol Linhas Aereas Inteligentes SA ADR	BOA	58,394	9/26/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	4,175	—
USD	The Greenbrier Cos., Inc.	BOA	243,495	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	172
USD	Hope Bancorp, Inc.	BOA	83,494	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	1,977
USD	Kaleyra, Inc.	BOA	82,501	9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	—
USD	KKR Real Estate Finance Trust, Inc.	BOA	93,768	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	2,068	—
USD	Mesa Laboratories, Inc.	BOA	180,643	9/26/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	9,507	—
USD	MP Materials Corp.	BOA	282,571	9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	—
USD	Pebblebrook Hotel Trust	BOA	313,656	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	11,950	—

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Reference Entity	Counter party	Notional Amount	Final Valuation Date	Receive	Receive	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	PennyMac Mortgage Investment Trust REIT	BOA	337,973	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	892
USD	Redwood Trust, Inc.	BOA	109,559	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	96
USD	Sirius XM Holdings, Inc.	BOA	300,313	9/26/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	—	2,107
USD	Starwood Property Trust, Inc.	BOA	76,167	9/26/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	2,961	—
USD	Two Harbors Investment Corp.	BOA	139,602	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	5,981	—
USD	Vishay Intertechnology, Inc.	BOA	55,643	9/26/2022- 9/30/2022	Depreciation, and dividend expenses (if applicable)	0.00%	Appreciation, and Dividends paid.	At maturity	1,621	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements									55,357	17,355

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 68.5%
Australia | 1.0%
Champion Iron, Ltd. (*)	2,003	$6,877
Charter Hall Long Wale REIT	901	3,201
CSL, Ltd.	28	5,905
Dexus REIT	8,321	64,383
Domino’s Pizza Enterprises, Ltd.	99	11,414
Fortescue Metals Group, Ltd.	2,962	31,236
Healius, Ltd.	3,250	11,163
Santos, Ltd.	3,064	15,797
Sonic Healthcare, Ltd.	403	11,832
		161,808
Belgium | 0.2%
Ageas SA	333	16,480
Cofinimmo SA REIT	19	2,868
Etablissements Franz Colruyt NV	135	6,877
Proximus SADP	137	2,709
Warehouses De Pauw CVA REIT	72	2,910
		31,844
Canada | 2.6%
CAE, Inc. (*)	1,308	39,070
Canadian National Railway Co.	447	51,696
Canadian Pacific Railway, Ltd.	40	2,612
Canadian Western Bank	553	16,010
Empire Co., Ltd., Class A	252	7,680
Enbridge, Inc.	289	11,513
H&R Real Estate Investment Trust	1,265	15,610
Hydro One, Ltd.	298	7,044
Labrador Iron Ore Royalty Corp.	502	13,959
Loblaw Cos., Ltd.	611	41,930
Manulife Financial Corp.	1,143	22,001
Metro, Inc.	308	15,050
Quebecor, Inc., Class B	446	10,778
Shopify, Inc. Class A (*)	9	12,216
Suncor Energy, Inc.	2,414	50,049
The Toronto-Dominion Bank	789	52,192
Thomson Reuters Corp.	121	13,379
Tourmaline Oil Corp.	1,192	41,644
Vermilion Energy, Inc. (*)	1,600	15,816
		440,249
China | 0.2%
SITC International Holdings Co., Ltd.	8,000	28,521
Denmark | 0.9%
AP Moller-Maersk A/S, Class B	4	10,820
Carlsberg A/S, Class B Sponsored ADR	1,639	53,776
Description	Shares	Fair Value
Coloplast A/S, Class B	23	$3,605
Novo Nordisk A/S, Class B	504	48,477
Vestas Wind Systems A/S ADR	2,618	35,395
		152,073
Finland | 0.0%
Elisa Oyj	41	2,546
France | 2.0%
Arkema SA	93	12,302
BNP Paribas SA	945	60,532
Bureau Veritas SA ADR (*)	601	37,196
Cie de Saint-Gobain	478	32,194
Cie Generale des Etablissements Michelin SCA	61	9,362
Credit Agricole SA	788	10,872
Electricite de France SA	2,526	31,721
Hermes International	2	2,764
La Francaise des Jeux SAEM	315	16,204
LVMH Moet Hennessy Louis Vuitton SE ADR	304	43,557
Orange SA	745	8,071
Pernod Ricard SA ADR	939	41,363
Sartorius Stedim Biotech	4	2,233
Societe Generale SA	796	24,992
		333,363
Germany | 1.3%
adidas AG Sponsored ADR	213	33,680
Daimler AG	180	16,001
Deutsche Bank AG (*)	2,328	29,857
Deutsche Post AG	1,373	86,535
Merck KGaA	17	3,697
Merck KGaA Sponsored ADR	1,046	45,470
		215,240
Hong Kong | 0.4%
AIA Group, Ltd. Sponsored ADR	941	43,295
Hysan Development Co., Ltd.	1,000	3,254
Orient Overseas International, Ltd.	500	8,631
Sun Hung Kai Properties, Ltd.	500	6,214
Xinyi Glass Holdings, Ltd.	3,000	8,912
		70,306
Ireland | 0.1%
James Hardie Industries PLC	497	17,827
Israel | 0.3%
Bank Hapoalim BM	1,403	12,317
Bank Leumi Le-Israel BM	1,459	12,385
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	2,797	3,300
Perion Network, Ltd. (*)	555	9,618

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
ZIM Integrated Shipping Services, Ltd.	225	$11,407
		49,027
Italy | 0.1%
Banco BPM SpA	4,276	13,431
Buzzi Unicem SpA	500	11,416
		24,847
Japan | 5.3%
Activia Properties, Inc. REIT	3	12,324
Advance Residence Investment Corp. REIT	5	16,265
AGC, Inc.	300	15,355
Ajinomoto Co., Inc.	200	5,918
Benesse Holdings, Inc.	100	2,262
Chubu Electric Power Co., Inc.	300	3,559
Credit Saison Co., Ltd.	1,800	23,712
CyberAgent, Inc.	600	11,620
Dai-ichi Life Holdings, Inc.	1,800	39,193
Daito Trust Construction Co., Ltd.	55	6,421
Daiwa House Industry Co., Ltd.	1,000	33,397
Daiwa Securities Living Investments Corp. REIT	4	4,002
DCM Holdings Co., Ltd.	300	2,909
Electric Power Development Co., Ltd.	2,100	30,123
ENEOS Holdings, Inc.	10,900	44,510
FUJIFILM Holdings Corp.	100	8,623
Hokkaido Electric Power Co., Inc.	2,100	10,062
Iida Group Holdings Co., Ltd.	200	5,148
Inpex Corp.	1,500	11,739
Japan Logistics Fund, Inc. REIT	7	20,803
Japan Petroleum Exploration Co., Ltd.	600	11,293
Japan Post Bank Co., Ltd.	4,600	39,368
Japan Post Holdings Co., Ltd.	5,900	49,658
Japan Real Estate Investment Corp.	1	5,990
KDDI Corp.	1,000	33,048
Kyudenko Corp.	100	3,318
Kyushu Electric Power Co., Inc.	600	4,565
McDonald’s Holdings Co. Japan, Ltd.	300	14,160
Mitsubishi Electric Corp.	3,700	51,461
Mitsubishi UFJ Financial Group, Inc.	2,300	13,428
Mizuho Financial Group, Inc.	2,960	41,671
Nintendo Co., Ltd. ADR	730	43,252
Nippon Express Co., Ltd.	100	6,890
Nippon Telegraph & Telephone Corp.	200	5,529
Nippon Yusen KK	200	15,044
Nissan Motor Co., Ltd. (*)	7,200	36,109
Osaka Gas Co., Ltd.	1,300	23,895
Description	Shares	Fair Value
Rengo Co., Ltd.	500	$3,909
Shimano, Inc. ADR	1,684	49,324
Softbank Corp.	1,600	21,724
Sumitomo Mitsui Financial Group, Inc.	300	10,496
Sumitomo Mitsui Trust Holdings, Inc.	300	10,274
Sumitomo Osaka Cement Co., Ltd.	100	2,792
Sumitomo Realty & Development Co., Ltd.	400	14,596
Sumitomo Rubber Industries, Ltd.	1,200	15,260
Taiheiyo Cement Corp.	800	16,640
The Hachijuni Bank, Ltd.	900	3,209
Tohoku Electric Power Co., Inc.	1,200	8,842
Tokyo Gas Co., Ltd.	500	9,311
Toyota Motor Corp.	1,500	26,832
Yamazaki Baking Co., Ltd.	200	3,483
		903,316
Malta | 0.1%
Kindred Group PLC	713	10,706
Netherlands | 1.9%
ASML Holding NV	74	54,588
Eurocommercial Properties NV REIT	599	12,792
Flow Traders	125	4,836
Koninklijke Ahold Delhaize NV	270	8,951
NXP Semiconductors NV	292	57,194
Royal Dutch Shell PLC, A Shares	2,258	49,884
Wolters Kluwer NV	89	9,408
Wolters Kluwer NV Sponsored ADR	1,123	118,881
		316,534
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	131	2,880
Norway | 0.1%
Orkla ASA	794	7,276
Telenor ASA	346	5,812
Yara International ASA	58	2,871
		15,959
Spain | 0.3%
Corporacion Financiera Alba SA	19	1,039
Iberdrola SA	348	3,475
Industria de Diseno Textil SA ADR	2,176	39,995
		44,509
Sweden | 1.1%
Assa Abloy AB ADR	2,536	36,671
Axfood AB	157	3,754
Epiroc AB ADR	3,568	73,572
Hexagon AB ADR	4,597	70,794

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Swedish Match AB	303	$2,657
Telefonaktiebolaget LM Ericsson, B Shares	336	3,798
		191,246
Switzerland | 1.4%
ABB, Ltd. Sponsored ADR	1,714	57,179
PSP Swiss Property AG	29	3,489
Roche Holding AG	303	110,566
Swatch Group AG ADR	3,544	46,249
Swisscom AG	22	12,632
Tecan Group AG	6	3,386
		233,501
United Kingdom | 3.6%
Anglo American PLC	727	25,078
Barclays PLC	12,029	30,678
Coca-Cola Europacific Partners PLC	820	45,338
Diageo PLC Sponsored ADR	539	104,027
Genus PLC	45	3,298
GlaxoSmithKline PLC	244	4,606
HSBC Holdings PLC	1,355	7,089
Imperial Brands PLC	190	3,965
J Sainsbury PLC	2,230	8,539
Linde PLC	47	13,789
Lloyds Banking Group PLC	17,302	10,763
National Grid PLC	389	4,627
Natwest Group PLC	8,385	25,444
Prudential PLC ADR	1,263	49,484
RELX PLC Sponsored ADR	2,534	73,131
Rightmove PLC	294	2,697
Rio Tinto PLC	408	26,939
Rio Tinto PLC Sponsored ADR	482	32,207
Rio Tinto, Ltd.	318	22,597
Standard Chartered PLC	5,762	33,769
Unilever PLC Sponsored ADR	1,390	75,366
		603,431
United States | 45.6%
3M Co.	17	2,982
Accenture PLC, Class A	587	187,793
Adobe, Inc. (*)	164	94,418
Adtalem Global Education, Inc. (*)	278	10,511
Advanced Micro Devices, Inc. (*)	169	17,390
AGCO Corp.	65	7,964
Agilent Technologies, Inc.	93	14,650
Akamai Technologies, Inc. (*)	26	2,719
Align Technology, Inc. (*)	21	13,974
Alleghany Corp. (*)	6	3,746
Description	Shares	Fair Value
Allegion PLC	87	$11,500
Alphabet, Inc., Class A (*)	59	157,738
Alphabet, Inc., Class C (*)	52	138,596
Altria Group, Inc.	83	3,778
Amazon.com, Inc. (*)	51	167,537
Amdocs, Ltd.	46	3,483
AMERCO	27	17,443
Ameren Corp.	46	3,726
American Electric Power Co., Inc.	59	4,790
American Express Co.	140	23,454
AmerisourceBergen Corp.	30	3,584
Amgen, Inc.	17	3,615
AMN Healthcare Services, Inc. (*)	48	5,508
Amphenol Corp., Class A	835	61,147
Anthem, Inc.	74	27,587
Aon PLC, Class A	441	126,025
Apple, Inc.	3,342	472,893
Applied Materials, Inc.	425	54,710
Automatic Data Processing, Inc.	95	18,992
AutoZone, Inc. (*)	19	32,262
Badger Meter, Inc.	32	3,236
Bank of America Corp.	1,112	47,204
Berkshire Hathaway, Inc. Class B (*)	41	11,191
Bio-Rad Laboratories, Inc. Class A (*)	6	4,476
Bio-Techne Corp.	99	47,972
BJ’s Wholesale Club Holdings, Inc. (*)	306	16,806
Booz Allen Hamilton Holding Corp.	108	8,570
Boston Scientific Corp. (*)	1,171	50,810
Bristol-Myers Squibb Co.	308	18,224
Broadcom, Inc.	89	43,159
BRP, Inc.	556	51,530
Bruker Corp.	150	11,715
Brunswick Corp.	118	11,242
Cable One, Inc.	1	1,813
Cabot Oil & Gas Corp.	184	4,004
Cadence Design Systems, Inc. (*)	143	21,656
Cboe Global Markets, Inc.	244	30,222
CDW Corp.	21	3,822
Charles River Laboratories International, Inc. (*)	36	14,856
Charter Communications, Inc., Class A (*)	72	52,384
Chemed Corp.	13	6,047
Chubb, Ltd.	20	3,470
Ciena Corp. (*)	50	2,568
Cigna Corp.	13	2,602
Cirrus Logic, Inc. (*)	35	2,882
Cisco Systems, Inc.	507	27,596

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Citigroup, Inc.	438	$30,739
Citizens Financial Group, Inc.	425	19,966
Cognizant Technology Solutions Corp., Class A	790	58,626
Cohen & Steers, Inc.	166	13,906
Colgate-Palmolive Co.	208	15,721
Comcast Corp., Class A	65	3,635
Costco Wholesale Corp.	13	5,842
Crowdstrike Holdings, Inc., Class A (*)	46	11,306
Crown Castle International Corp., REIT	19	3,293
Cummins, Inc.	61	13,698
CVS Health Corp.	615	52,189
D.R. Horton, Inc.	64	5,374
Darden Restaurants, Inc.	78	11,815
DaVita, Inc. (*)	86	9,998
Deckers Outdoor Corp. (*)	36	12,967
Deere & Co.	75	25,130
Devon Energy Corp.	817	29,012
Diamondback Energy, Inc.	245	23,194
Dick’s Sporting Goods, Inc.	80	9,582
Dillard’s, Inc. Class A	25	4,313
DocuSign, Inc. (*)	57	14,674
Dolby Laboratories, Inc., Class A	57	5,016
Dollar General Corp.	351	74,461
Domino’s Pizza, Inc.	74	35,295
DTE Energy Co.	82	9,160
Eli Lilly & Co.	313	72,319
EPAM Systems, Inc. (*)	36	20,537
Equitable Holdings, Inc.	834	24,720
Everest Re Group, Ltd.	12	3,009
Evergy, Inc.	56	3,483
Exlservice Holdings, Inc. (*)	34	4,186
Extra Space Storage, Inc. REIT	28	4,704
Facebook, Inc., Class A (*)	202	68,557
FedEx Corp.	42	9,210
Flagstar Bancorp, Inc.	227	11,527
Flowers Foods, Inc.	176	4,159
FNB Corp.	975	11,330
Fortinet, Inc. (*)	73	21,319
FOX Corp., Class B	1,123	41,686
FTI Consulting, Inc. (*)	23	3,098
Generac Holdings, Inc. (*)	45	18,390
General Mills, Inc.	69	4,128
Graco, Inc.	72	5,038
H&R Block, Inc.	125	3,125
HCA Healthcare, Inc.	204	49,515
Description	Shares	Fair Value
Home Depot, Inc.	237	$77,798
Honeywell International, Inc.	229	48,612
Hormel Foods Corp.	61	2,501
ICON PLC (*)	58	15,197
IDEXX Laboratories, Inc. (*)	112	69,653
Intel Corp.	756	40,280
Intercontinental Exchange, Inc.	738	84,737
Intuit, Inc.	139	74,992
Intuitive Surgical, Inc. (*)	12	11,930
IQVIA Holdings, Inc. (*)	521	124,800
Jack Henry & Associates, Inc.	171	28,054
John Wiley & Sons, Inc. Class A Class A	72	3,759
Johnson & Johnson	1,351	218,186
JPMorgan Chase & Co.	147	24,062
Kellogg Co.	101	6,456
Keysight Technologies, Inc. (*)	47	7,722
Kimco Realty Corp. REIT	519	10,769
KLA Corp.	161	53,856
Laboratory Corp. of America Holdings (*)	131	36,869
Life Storage, Inc. REIT	38	4,360
Lockheed Martin Corp.	233	80,408
Louisiana-Pacific Corp.	184	11,292
Lowe’s Cos., Inc.	428	86,824
Manhattan Associates, Inc. (*)	87	13,314
Maravai LifeSciences Holdings, Inc., Class A (*)	281	13,791
Markel Corp. (*)	2	2,390
Martin Marietta Materials, Inc.	9	3,075
Match Group, Inc. (*)	133	20,880
Matson, Inc.	46	3,713
McDonald’s Corp.	354	85,353
MDU Resources Group, Inc.	593	17,594
Medtronic PLC	189	23,691
Merck & Co., Inc.	43	3,230
MetLife, Inc.	455	28,087
Mettler-Toledo International, Inc. (*)	13	17,906
Microsoft Corp.	1,522	429,082
Moderna, Inc. (*)	73	28,095
Mohawk Industries, Inc. (*)	72	12,773
Monolithic Power Systems, Inc.	9	4,362
Moody’s Corp.	156	55,397
Motorola Solutions, Inc.	461	107,100
MYR Group, Inc. (*)	27	2,687
Netflix, Inc. (*)	80	48,827
Newmont Corp.	35	1,901
News Corp. Class A	1,059	24,918
Northrop Grumman Corp.	230	82,834

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
NVIDIA Corp.	492	$101,923
O’Reilly Automotive, Inc. (*)	5	3,055
Old Dominion Freight Line, Inc.	142	40,609
Oracle Corp.	353	30,757
OSI Systems, Inc. (*)	31	2,939
Ovintiv, Inc.	663	21,799
Owens Corning	111	9,491
Paychex, Inc.	336	37,783
Paycom Software, Inc. (*)	24	11,898
PayPal Holdings, Inc. (*)	87	22,638
PennyMac Financial Services, Inc.	373	22,801
PepsiCo, Inc.	245	36,850
Philip Morris International, Inc.	35	3,318
Portland General Electric Co.	55	2,584
Premier, Inc., Class A	92	3,566
PTC, Inc. (*)	443	53,067
Public Storage REIT	29	8,616
Qorvo, Inc. (*)	11	1,839
QUALCOMM, Inc.	478	61,652
Quest Diagnostics, Inc.	218	31,678
Quidel Corp. (*)	27	3,811
Regions Financial Corp.	581	12,381
Republic Services, Inc.	393	47,184
ResMed, Inc.	22	5,798
Rockwell Automation, Inc.	179	52,633
Roku, Inc. (*)	26	8,147
RPM International, Inc.	104	8,076
S&P Global, Inc.	192	81,579
SBA Communications Corp. REIT	22	7,273
Select Medical Holdings Corp.	317	11,466
Service Corp. International	182	10,967
ServiceNow, Inc. (*)	24	14,934
Southwest Gas Holdings, Inc.	72	4,815
Starbucks Corp.	220	24,268
State Street Corp.	351	29,737
STERIS PLC	21	4,290
Synopsys, Inc. (*)	363	108,686
Target Corp.	286	65,428
Tenet Healthcare Corp. (*)	166	11,029
Teradyne, Inc.	88	9,607
Tesla, Inc. (*)	155	120,199
Texas Instruments, Inc.	391	75,154
Texas Pacific Land Corp.	7	8,466
The Allstate Corp.	107	13,622
The Charles Schwab Corp.	778	56,670
The Coca-Cola Co.	1,749	91,770
Description	Shares	Fair Value
The Hartford Financial Services Group, Inc.	58	$4,075
The Hershey Co.	148	25,049
The Interpublic Group of Cos., Inc.	1,295	47,488
The J.M. Smucker Co.	25	3,001
The Kroger Co.	157	6,348
The Mosaic Co.	363	12,966
The New York Times Co. Class A	61	3,005
The Procter & Gamble Co.	698	97,580
Thermo Fisher Scientific, Inc.	252	143,975
TopBuild Corp. (*)	123	25,192
Tractor Supply Co.	150	30,391
Trimble, Inc. (*)	135	11,104
Turning Point Brands, Inc.	59	2,817
Tyler Technologies, Inc. (*)	7	3,211
Tyson Foods, Inc., Class A	184	14,525
Ulta Beauty, Inc. (*)	64	23,099
United Parcel Service, Inc., Class B	93	16,935
United Therapeutics Corp. (*)	36	6,645
UnitedHealth Group, Inc.	103	40,246
Veeva Systems, Inc. Class A (*)	52	14,985
Verizon Communications, Inc.	3,173	171,374
Vertex Pharmaceuticals, Inc. (*)	18	3,265
Visa, Inc., Class A	359	79,967
Walmart, Inc.	618	86,137
Warner Music Group Corp., Class A	697	29,790
Waste Management, Inc.	26	3,883
Waters Corp. (*)	14	5,002
Watts Water Technologies, Inc., Class A	27	4,538
WD-40 Co.	49	11,343
WEC Energy Group, Inc.	52	4,586
Werner Enterprises, Inc.	85	3,763
West Pharmaceutical Services, Inc.	7	2,972
Westlake Chemical Corp.	130	11,848
White Mountains Insurance Group, Ltd.	2	2,139
Williams-Sonoma, Inc.	86	15,250
Workday, Inc., Class A (*)	62	15,493
Zoetis, Inc.	527	102,312
		7,714,793
Total Common Stocks (Cost $8,784,537)		11,564,526
Preferred Stocks | 0.1%
Germany | 0.1%
Volkswagen AG (Cost $22,002)	92	20,609

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Corporate Bonds | 9.4%
Canada | 0.6%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	65	$64,486
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	44	35,888
			100,374
France | 0.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	50	51,254
Germany | 0.3%
Daimler AG, 0.750%, 09/10/30	EUR	45	53,442
Switzerland | 0.1%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	12	15,260
United Kingdom | 0.6%
Unilever Capital Corp., 1.375%, 09/14/30	USD	100	95,580
United States | 7.5%
Adobe, Inc., 2.300%, 02/01/30	USD	50	51,718
Alphabet, Inc., 1.100%, 08/15/30	USD	55	51,958
Amazon.com, Inc., 3.150%, 08/22/27	USD	50	54,975
American Express Credit Corp., 3.300%, 05/03/27	USD	45	49,901
Apple, Inc., 3.000%, 06/20/27	USD	50	54,737
Ball Corp., 4.875%, 03/15/26	USD	25	27,563
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	25	25,370
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	55	43,340
Clean Harbors, Inc. Co., 4.875%, 07/15/27	USD	25	25,938
Dell International LLC, 5.300%, 10/01/29	USD	55	66,485
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	65	52,990
Johnson Controls International PLC, 1.750%, 09/15/30	USD	25	24,266
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	60	65,534
Description	Security Currency	Principal Amount (000)	Fair Value
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	38	$41,718
McDonald’s Corp., 3.125%, 03/04/25	CAD	35	29,128
Microsoft Corp., 3.500%, 11/15/42	USD	30	34,525
Morgan Stanley, 3.625%, 01/20/27	USD	50	55,117
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	25	25,880
PepsiCo, Inc., 2.875%, 10/15/49	USD	35	35,653
Pfizer, Inc., 2.625%, 04/01/30	USD	45	47,517
Prologis LP, 1.250%, 10/15/30	USD	50	46,827
Service Corp. International, 4.625%, 12/15/27	USD	25	26,219
Starbucks Corp., 4.450%, 08/15/49	USD	40	48,908
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	50	48,217
The Home Depot, Inc., 5.875%, 12/16/36	USD	30	42,315
The Procter & Gamble Co., 1.200%, 10/29/30	USD	25	23,783
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	50	50,788
United Rentals North America, Inc., 4.875%, 01/15/28	USD	25	26,431
Verizon Communications, Inc., 3.875%, 02/08/29	USD	59	66,173
Visa, Inc., 0.750%, 08/15/27	USD	25	24,337
			1,268,311
Total Corporate Bonds (Cost $1,521,812)			1,584,221

Description	Shares	Fair Value
Exchange-Traded Funds | 5.0%
iShares MSCI World ETF (Cost $566,538)	6,723	$850,191

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 10.9%
Australia | 0.6%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	70	$48,630

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	70	$48,346
			96,976
Bahamas | 0.4%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	80	71,200
Canada | 1.2%
City of Vancouver, 2.900%, 11/20/25	CAD	40	33,644
Export Development Canada, 1.650%, 07/31/24	CAD	65	52,481
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	25	21,609
Province of Quebec:
2.500%, 04/20/26	USD	40	42,658
1.850%, 02/13/27	CAD	75	60,662
			211,054
Chile | 1.3%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	20,000	24,037
2.300%, 10/01/28	CLP	85,000	85,723
Republic of Chile, 0.830%, 07/02/31	EUR	100	115,458
			225,218
Colombia | 0.2%
Republic of Colombia, 9.850%, 06/28/27	COP	136,000	40,603
Czech Republic | 0.8%
Czech Republic, 2.000%, 10/13/33	CZK	2,870	129,714
Hungary | 0.9%
Hungary Government Bonds:
2.750%, 12/22/26	HUF	12,990	41,874
3.000%, 10/27/27	HUF	12,740	41,410
2.250%, 04/20/33	HUF	14,530	42,190
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	20	24,301
			149,775
Italy | 0.3%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	40	47,648
Mexico | 0.3%
Mexican Bonos, 7.500%, 06/03/27	MXN	900	44,378
Description	Security Currency	Principal Amount (000)	Fair Value
United Mexican States, 6.750%, 02/06/24	GBP	5	$7,614
			51,992
New Zealand | 1.0%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	80	59,103
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29	NZD	120	78,008
2.000%, 04/15/37	NZD	40	24,264
			161,375
Norway | 0.7%
Oslo Kommune, 2.350%, 09/04/24	NOK	1,000	116,662
Panama | 0.6%
Republic of Panama, 8.875%, 09/30/27	USD	70	95,366
Peru | 0.2%
Peru Government Bonds, 6.150%, 08/12/32	PEN	165	38,570
Poland | 0.3%
Poland Government Bonds, 2.750%, 10/25/29	PLN	168	44,772
Romania | 1.0%
Romanian Government Bonds:
4.750%, 02/24/25	RON	370	90,009
3.650%, 09/24/31	RON	180	39,605
Romanian Government International Bonds, 3.875%, 10/29/35	EUR	25	32,466
			162,080
Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	55	47,373
Spain | 0.2%
Spain Government Bond, 1.000%, 07/30/42	EUR	35	39,987
Thailand | 0.2%
Thailand Government Bonds, 1.585%, 12/17/35	THB	1,580	42,544
United Kingdom | 0.4%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	30	43,009
1.500%, 07/22/47	GBP	15	20,648
			63,657
Total Foreign Government Obligations (Cost $1,913,960)			1,836,566

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Supranational Bonds | 2.6%
Asian Development Bank, 2.125%, 03/19/25	USD	13	$13,635
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	25	25,763
European Investment Bank, 1.000%, 01/28/28	CAD	60	45,861
Inter-American Development Bank, 7.875%, 03/14/23	IDR	900,000	65,794
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	70	57,185
1.900%, 01/16/25	CAD	40	32,496
2.900%, 11/26/25	AUD	55	43,051
1.125%, 09/13/28	USD	22	21,590
International Bank for Reconstruction & Development MTN, 1.250%, 03/16/26	NOK	410	46,261
International Finance Corp., 2.125%, 04/07/26	USD	40	42,069
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	72	47,815
Total Supranational Bonds (Cost $427,697)			441,520
US Municipal Bonds | 1.3%
California | 1.0%
State of California:
7.550%, 04/01/39	USD	105	176,930
New York | 0.3%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	40	44,554
Total US Municipal Bonds (Cost $216,887)			221,484

Description	Shares	Fair Value
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $362,414)	362,414	$362,414
Total Investments | 99.9% (Cost $13,815,847)		$16,881,531
Cash and Other Assets in Excess of Liabilities | 0.1%		15,775
Net Assets | 100.0%		$16,897,306

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	60,000	USD	43,799	HSB	10/20/21	$—	$419
AUD	734,521	USD	548,305	HSB	10/20/21	—	17,250
CAD	3,326	USD	2,604	HSB	10/20/21	22	—
CAD	1,012,581	USD	809,311	HSB	10/20/21	—	9,886
CHF	42,211	USD	46,266	HSB	10/20/21	—	955
CNH	126,316	USD	19,400	HSB	10/20/21	170	—
CNH	2,412,973	USD	370,663	HSB	12/03/21	1,876	—
EUR	477,379	USD	565,155	CIT	10/20/21	—	12,019
EUR	15,319	USD	18,136	HSB	10/20/21	—	386
EUR	34,300	USD	40,800	HSB	10/20/21	—	1,056
EUR	41,346	USD	48,975	HSB	10/20/21	—	1,068
EUR	24,424	USD	28,914	JPM	10/20/21	—	615
EUR	44,183	USD	51,904	JPM	12/22/21	—	638
GBP	108,643	USD	149,073	JPM	10/20/21	—	2,685
HUF	2,258,402	USD	7,500	JPM	10/20/21	—	225
HUF	96,761,295	USD	318,645	JPM	10/20/21	—	6,950
INR	1,717,927	USD	22,972	JPM	01/28/22	—	141
JPY	37,508,382	USD	341,022	CIT	10/20/21	—	3,969
JPY	3,360,418	USD	30,800	HSB	10/20/21	—	603
JPY	48,265,932	USD	438,670	HSB	10/20/21	—	4,948
KRW	57,139,887	USD	49,615	JPM	11/05/21	—	1,393
MXN	396,324	USD	19,706	JPM	10/20/21	—	553
NOK	1,010,517	USD	116,016	HSB	10/20/21	—	433
NOK	2,660,322	USD	303,071	JPM	10/20/21	1,217	—
PLN	122,435	USD	31,899	HSB	10/20/21	—	1,116
PLN	134,888	USD	34,261	JPM	10/20/21	—	347
RUB	2,127,197	USD	28,173	JPM	10/20/21	985	—
SEK	191,749	USD	22,389	HSB	10/20/21	—	484
SGD	17,923	USD	13,213	JPM	10/20/21	—	14
USD	26,300	AUD	36,172	HSB	10/20/21	148	—
USD	104,441	AUD	139,911	HSB	10/20/21	3,286	—
USD	174,008	AUD	233,105	HSB	10/20/21	5,474	—
USD	425,395	AUD	569,868	HSB	10/20/21	13,383	—
USD	492,825	CAD	616,684	CIT	10/20/21	5,958	—
USD	27,124	CAD	34,703	CIT	12/22/21	—	275
USD	43,336	CAD	55,438	HSB	10/20/21	—	432
USD	622,110	CAD	778,545	JPM	10/20/21	7,455	—
USD	6,991	CHF	6,443	SSB	12/22/21	63	—
USD	114,444	CLP	91,412,070	CIT	01/13/22	2,729	—
USD	14,175	CNH	92,503	HSB	10/20/21	—	157
USD	22,300	CNH	146,579	HSB	10/20/21	—	409
USD	43,800	CNH	286,673	HSB	10/20/21	—	614
USD	37,380	COP	146,911,407	CIT	11/05/21	—	1,113
USD	53,469	CZK	1,161,482	HSB	10/20/21	405	—
USD	27,211	CZK	591,339	JPM	10/20/21	194	—
USD	27,700	CZK	603,207	JPM	10/20/21	141	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	12,481	DKK	79,017	SSB	12/22/21	$153	$—
USD	41,859	EUR	35,339	HSB	10/20/21	912	—
USD	79,300	EUR	67,828	JPM	10/20/21	708	—
USD	1,994	GBP	1,459	SSB	12/22/21	27	—
USD	435,709	HUF	132,309,678	JPM	10/20/21	9,504	—
USD	17,663	IDR	256,025,212	JPM	01/28/22	20	—
USD	178,475	JPY	19,630,142	CIT	10/20/21	2,077	—
USD	92,686	JPY	10,122,334	JPM	12/22/21	1,666	—
USD	14,951	JPY	1,642,241	SSB	12/22/21	184	—
USD	18,447	MXN	371,001	JPM	10/20/21	518	—
USD	578,474	NOK	5,077,782	JPM	10/20/21	—	2,324
USD	14,055	NOK	122,066	SSB	12/22/21	101	—
USD	91,837	NZD	132,336	HSB	10/20/21	487	—
USD	41,201	NZD	59,360	JPM	10/20/21	225	—
USD	38,953	PEN	158,498	CIT	11/05/21	647	—
USD	21,500	PLN	84,774	HSB	10/20/21	186	—
USD	81,891	PLN	314,438	JPM	10/20/21	2,834	—
USD	8,273	RON	34,771	HSB	10/20/21	141	—
USD	60,049	RON	252,384	JPM	10/20/21	1,023	—
USD	18,428	RUB	1,391,392	JPM	10/20/21	—	644
USD	47,310	SGD	64,172	JPM	10/20/21	49	—
USD	8,145	THB	266,474	HSB	10/20/21	270	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$65,238	$74,121

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 98.4%
Equity Funds | 81.2%
First Trust NASDAQ Cybersecurity ETF	38,599	$1,880,543
Franklin FTSE Japan ETF	80,286	2,480,035
Health Care Select Sector SPDR Fund	40,638	5,173,217
iShares Core Dividend Growth ETF	53,455	2,685,579
iShares Core MSCI EAFE ETF	28,592	2,122,956
iShares Core MSCI Europe ETF	38,032	2,132,074
iShares Expanded Tech Sector ETF	4,597	1,855,579
iShares Expanded Tech-Software Sector ETF	4,791	1,912,280
iShares MSCI Eurozone ETF	104,962	5,050,771
iShares MSCI USA Quality Factor ETF	48,444	6,381,528
iShares Russell 2000 ETF	11,273	2,465,969
SPDR S&P Regional Banking ETF	37,617	2,548,552
Vanguard Consumer Staples ETF	20,496	3,673,293
Vanguard FTSE Emerging Markets ETF	32,719	1,636,277
Vanguard Industrials ETF	21,208	3,984,771
Vanguard S&P 500 ETF	28,978	11,428,923
Vanguard S&P 500 Growth ETF	11,672	3,112,689
Vanguard S&P 500 Value ETF	28,425	3,997,692
		64,522,728
Fixed-Income Funds | 17.2%
iShares 1-3 Year Treasury Bond ETF	38,261	3,296,185
iShares iBoxx High Yield Corporate Bond ETF	28,101	2,458,557
iShares iBoxx Investment Grade Corporate Bond ETF	18,203	2,421,545
iShares JPMorgan USD Emerging Markets Bond ETF	14,584	1,605,115
Vanguard Intermediate-Term Corporate Bond ETF	41,420	3,910,462
		13,691,864
Total Exchange-Traded Funds (Cost $65,581,118)		78,214,592
Short-Term Investments | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $2,890,730)	2,890,730	2,890,730
Total Investments excluding Securities Sold Short | 102.0% (Cost $68,471,848)		$81,105,322
Description	Shares	Fair Value
Securities Sold Short | (2.0)%
Exchange-Traded Funds | (2.0)%
iShares 20+ Year Treasury Bond ETF (Proceeds $1,648,703)	(11,035)	$(1,592,571)
Total Investments | 100.0% (Cost and short proceeds $66,823,145)		$79,512,751
Liabilities in Excess of Cash and Other Assets | 0.0%		(12,249)
Net Assets | 100.0%		$79,500,502

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 57.0%
Australia | 4.0%
Abacus Property Group REIT	10,546	$27,026
Atlas Arteria, Ltd.	46,839	217,060
Aventus Group REIT	11,141	25,840
Charter Hall Group REIT	8,618	105,428
Charter Hall Long Wale REIT	9,563	33,977
Dexus REIT	11,233	86,914
Goodman Group REIT	9,033	140,223
Growthpoint Properties Australia, Ltd. REIT	9,385	27,736
Ingenia Communities Group REIT	11,718	55,883
Mirvac Group REIT	28,259	60,625
Stockland REIT	6,189	19,791
Transurban Group	57,928	587,332
		1,387,835
Belgium | 0.3%
Cofinimmo SA REIT	181	27,318
Shurgard Self Storage SA	559	30,693
Warehouses De Pauw CVA REIT	935	37,795
		95,806
Canada | 0.9%
Agnico Eagle Mines, Ltd.	1,138	59,005
Allied Properties REIT	877	27,848
Altus Group, Ltd.	1,079	52,647
Atco, Ltd., Class I	1,601	51,357
Choice Properties REIT	5,593	62,924
FirstService Corp.	219	39,595
True North Commercial REIT	5,151	29,444
		322,820
China | 1.7%
Agile Group Holdings, Ltd.	30,000	27,933
China Resources Land, Ltd.	16,000	67,298
China Resources Mixc Lifestyle Services, Ltd.	5,400	29,888
Country Garden Holdings Co., Ltd.	23,000	23,680
Country Garden Services Holdings Co., Ltd.	4,000	31,391
Gemdale Properties & Investment Corp., Ltd.	154,000	16,574
Hopson Development Holdings, Ltd.	19,600	69,512
Jinke Smart Services Group Co., Ltd., Class H	4,900	27,337
KWG Group Holdings, Ltd.	18,000	17,520
Logan Group Co., Ltd.	29,000	30,195
Longfor Group Holdings, Ltd.	14,500	66,636
Powerlong Real Estate Holdings, Ltd.	61,000	45,645
Shenzhen Investment, Ltd.	82,000	20,583
Sunac Services Holdings, Ltd.	9,000	18,517
Description	Shares	Fair Value
Suning Universal Co., Ltd., Class A (*)	33,700	$25,042
Yuexiu Property Co., Ltd.	29,400	27,579
Zhongliang Holdings Group Co., Ltd.	50,500	26,012
		571,342
France | 3.1%
Eutelsat Communications SA	11,623	159,772
Gecina SA REIT	196	26,275
ICADE REIT	829	64,629
Klepierre SA REIT	1,407	31,327
Nexity SA	859	40,933
Vinci SA	7,300	756,162
		1,079,098
Germany | 1.2%
alstria office REIT-AG	1,621	29,495
Aroundtown SA	3,692	25,507
Deutsche Wohnen SE (*)	1,657	101,535
Deutsche Wohnen SE	160	9,808
Sirius Real Estate, Ltd.	23,598	41,573
TAG Immobilien AG	1,309	38,362
Vonovia SE	2,696	162,065
		408,345
Hong Kong | 2.0%
CK Infrastructure Holdings, Ltd.	21,500	119,453
ESR Cayman, Ltd. (*)	8,400	25,358
Henderson Land Development Co., Ltd.	27,000	102,494
Kerry Properties, Ltd.	10,000	26,319
Link REIT	3,400	29,057
New World Development Co., Ltd.	12,000	48,693
Power Assets Holdings, Ltd.	39,000	228,563
Sun Hung Kai Properties, Ltd.	9,500	118,060
		697,997
Israel | 0.3%
Adgar Investment and Development, Ltd.	6,997	14,952
Azrieli Group, Ltd.	348	31,292
Gav-Yam Lands Corp., Ltd.	2,462	25,047
Israel Canada T.R, Ltd.	6,534	28,244
Property & Building Corp., Ltd. (*)	57	8,100
		107,635
Italy | 6.2%
Atlantia SpA (*)	26,767	506,025
Hera SpA	55,348	226,079
Italgas SpA	31,362	200,809
Snam SpA	120,148	665,988
Terna - Rete Elettrica Nazionale	76,073	539,573
		2,138,474

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Japan | 2.6%
Advance Residence Investment Corp. REIT	10	$32,531
Daito Trust Construction Co., Ltd.	400	46,701
Daiwa House Industry Co., Ltd.	3,400	113,548
Frontier Real Estate Investment Corp. REIT	26	114,077
GLP J-REIT	49	80,545
Hoshino Resorts REIT, Inc. REIT	5	33,057
Japan Metropolitan Fund Invest REIT	56	53,836
Japan Real Estate Investment Corp.	10	59,901
Katitas Co., Ltd.	800	28,314
Kenedix Office Investment Corp. REIT	4	27,512
Mitsubishi Estate Co., Ltd.	3,300	52,553
Mitsui Fudosan Co., Ltd.	2,100	50,022
Nippon Building Fund, Inc. REIT	5	32,479
NIPPON REIT Investment Corp.	13	50,525
Nomura Real Estate Holdings, Inc.	1,300	33,878
Open House Co., Ltd.	800	46,836
Orix JREIT, Inc.	26	45,290
		901,605
Luxembourg | 0.6%
SES SA	21,499	192,275
Mexico | 0.2%
Corp Inmobiliaria Vesta SAB de CV	25,700	45,071
Fibra Uno Administracion SA de CV REIT	22,900	26,060
		71,131
Netherlands | 0.1%
Eurocommercial Properties NV REIT	1,962	41,901
Norway | 0.1%
Entra ASA	1,609	34,338
Singapore | 1.0%
Keppel DC REIT	12,200	22,242
Keppel Pacific Oak US REIT	32,200	25,241
Mapletree Commercial Trust REIT	22,000	33,416
Mapletree Industrial Trust REIT	39,500	80,755
Mapletree Logistics Trust REIT	19,200	28,640
Parkway Life REIT	11,400	38,926
Propnex, Ltd.	19,800	24,841
Sasseur REIT	78,600	49,425
UOL Group, Ltd.	8,300	41,723
		345,209
South Korea | 0.1%
Korea Asset In Trust Co., Ltd.	6,228	23,893
Spain | 2.0%
Ferrovial SA	23,584	683,992
Description	Shares	Fair Value
Sweden | 1.2%
Atrium Ljungberg AB, B Shares	1,645	$34,398
Castellum AB	2,528	61,545
Catena AB	479	25,740
Cibus Nordic Real Estate AB	1,569	37,108
Dios Fastigheter AB	2,713	26,302
Fabege AB	1,629	24,622
Fastighets AB Balder, B Shares (*)	480	28,791
Kungsleden AB	2,344	30,778
NP3 Fastigheter AB	1,086	28,171
Nyfosa AB	1,869	26,318
Sagax AB Class B	1,057	32,836
Sagax AB, Class D	7,588	27,838
Wallenstam AB Class B	1,690	24,928
		409,375
Switzerland | 0.3%
Flughafen Zuerich AG (*)	504	89,891
United Arab Emirates | 0.3%
Aldar Properties PJSC	88,185	97,926
United Kingdom | 5.4%
Anglo American PLC	2,172	74,923
Big Yellow Group PLC REIT	1,609	30,111
National Grid PLC	60,673	721,724
Pennon Group PLC	9,638	145,951
Safestore Holdings PLC REIT	1,949	27,414
Segro PLC REIT	12,140	194,803
Severn Trent PLC	8,844	309,263
United Utilities Group PLC	26,706	347,246
		1,851,435
United States | 23.4%
Agree Realty Corp. REIT	452	29,936
Alexandria Real Estate Equities, Inc. REIT	424	81,014
Ameren Corp.	2,400	194,400
American Tower Corp. REIT	1,652	438,457
Apartment Investment and Management Co. REIT, Class A (*)	4,716	32,305
AvalonBay Communities, Inc. REIT	598	132,541
Boston Properties, Inc. REIT	665	72,053
Brandywine Realty Trust REIT	1,620	21,740
Brixmor Property Group, Inc. REIT	3,054	67,524
Bunge, Ltd.	1,223	99,454
Camden Property Trust REIT	782	115,321
CareTrust REIT, Inc.	1,298	26,375
CBRE Group, Inc., Class A (*)	1,926	187,515
CF Industries Holdings, Inc.	2,700	150,714
Consolidated Edison, Inc.	5,840	423,926

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Crown Castle International Corp., REIT	2,025	$350,973
CSX Corp.	15,186	451,632
CubeSmart REIT	987	47,820
Digital Realty Trust, Inc. REIT	1,047	151,239
Duke Realty Corp. REIT	1,535	73,480
Easterly Government Properties, Inc. REIT	1,915	39,564
EastGroup Properties, Inc. REIT	360	59,987
Equinix, Inc. REIT	322	254,422
Equity Lifestyle Properties, Inc. REIT	1,180	92,158
Equity Residential REIT	1,335	108,028
Essential Properties Realty Trust, Inc. REIT	877	24,486
Essex Property Trust, Inc. REIT	182	58,193
Extra Space Storage, Inc. REIT	712	119,609
Federal Realty Investment Trust REIT	439	51,798
First Industrial Realty Trust, Inc.	658	34,269
Gaming and Leisure Properties, Inc. REIT	1,259	58,317
Getty Realty Corp. REIT	1,103	32,329
Healthcare Trust of America, Inc., Class A REIT	1,472	43,659
Healthpeak Properties, Inc. REIT	2,176	72,852
Highwoods Properties, Inc. REIT	1,079	47,325
Hilton Worldwide Holdings, Inc. (*)	2,362	312,044
Host Hotels & Resorts, Inc. REIT (*)	1,866	30,472
Hudson Pacific Properties, Inc. REIT	1,206	31,682
Innovative Industrial Properties, Inc. REIT	75	17,338
Invitation Homes, Inc., REIT	1,610	61,711
Iron Mountain, Inc. REIT	1,564	67,956
Jones Lang LaSalle, Inc. (*)	329	81,622
Kimco Realty Corp. REIT	1,864	38,678
Lamar Advertising Co., Class A REIT	555	62,965
Life Storage, Inc. REIT	507	58,173
Medical Properties Trust, Inc. REIT	4,140	83,090
MGM Growth Properties LLC, REIT Class A	1,426	54,616
Mid-America Apartment Communities, Inc. REIT	885	165,274
National Retail Properties, Inc. REIT	1,239	53,512
Norfolk Southern Corp.	755	180,634
Omega Healthcare Investors, Inc. REIT	1,157	34,664
Pennsylvania Real Estate Investment Trust (*)	4,711	9,139
Pinnacle West Capital Corp.	2,500	180,900
Prologis, Inc., REIT	3,228	404,888
PS Business Parks, Inc. REIT	218	34,169
Public Storage REIT	790	234,709
Rayonier, Inc., REIT	1,341	47,847
Realty Income Corp. REIT	1,682	109,094
Description	Shares	Fair Value
Regency Centers Corp. REIT	1,171	$78,843
Sabra Health Care REIT, Inc.	2,049	30,161
SBA Communications Corp. REIT	557	184,127
Simon Property Group, Inc. REIT	1,461	189,886
SL Green Realty Corp. REIT	768	54,405
Spirit Realty Capital, Inc. REIT	768	35,359
STAG Industrial, Inc., REIT	719	28,221
STORE Capital Corp. REIT	1,159	37,123
Sun Communities, Inc. REIT	388	71,819
The Macerich Co. REIT	1,864	31,147
The St. Joe Co.	939	39,532
UDR, Inc. REIT	1,535	81,324
Ventas, Inc. REIT	1,460	80,607
VEREIT, Inc. REIT	1,615	73,046
VICI Properties, Inc. REIT	2,120	60,229
Vulcan Materials Co.	407	68,848
Welltower, Inc. REIT	1,274	104,978
Weyerhaeuser Co. REIT	2,119	75,373
WP Carey, Inc. REIT	1,219	89,036
		8,014,656
Total Common Stocks (Cost $17,433,857)		19,566,979
Exchange-Traded Funds | 4.0%
Aberdeen Standard Physical Silver Shares ETF (Δ)	5,500	117,535
SPDR Gold Shares (Δ)	7,510	1,233,292
Total Exchange-Traded Funds (Cost $1,417,020)		1,350,827
Rights | 0.0%
Australia | 0.0%
Transurban Group Expires 10/08/2021 (Cost $0)	8,275	6,282
Short-Term Investments | 34.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Δ) (Cost $11,718,988)	11,718,988	11,718,988
Total Investments | 95.1% (Cost $30,569,865) (»)		$32,643,076
Cash and Other Assets in Excess of Liabilities | 4.9%		1,683,444
Net Assets | 100.0%		$34,326,520

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at September 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	318,302	USD	229,112	CIT	12/22/21	$1,064	$—
EUR	454,269	USD	527,075	HSB	12/22/21	—	225
GBP	273,575	USD	368,664	HSB	12/22/21	—	126
HKD	358,791	USD	46,075	CIT	12/22/21	20	—
USD	293,475	AUD	399,030	CIT	12/22/21	4,922	—
USD	291,143	AUD	396,825	HSB	12/22/21	4,184	—
USD	247,792	AUD	337,660	JPM	12/22/21	3,618	—
USD	204,427	AUD	278,596	SSB	12/22/21	2,964	—
USD	34,122	CAD	43,193	CIT	12/22/21	30	—
USD	9,270	CAD	11,733	HSB	12/22/21	10	—
USD	9,250	CAD	11,709	JPM	12/22/21	8	—
USD	8,690	CHF	8,108	HSB	12/22/21	—	10
USD	11,645	CHF	10,778	HSB	12/22/21	81	—
USD	16,772	CHF	15,549	HSB	12/22/21	89	—
USD	54,025	CHF	49,520	SSB	12/22/21	893	—
USD	1,116,087	EUR	943,051	CIT	12/22/21	22,361	—
USD	1,635,214	EUR	1,381,676	HSB	12/22/21	32,782	—
USD	773,688	EUR	653,746	JPM	12/22/21	15,491	—
USD	1,015,849	EUR	858,390	SSB	12/22/21	20,311	—
USD	1,105,716	GBP	799,361	HSB	12/22/21	28,881	—
USD	522,107	GBP	377,415	JPM	12/22/21	13,684	—
USD	342,764	GBP	247,777	SSB	12/22/21	8,978	—
USD	241,459	HKD	1,878,987	CIT	12/22/21	56	—
USD	155,651	HKD	1,211,292	SSB	12/22/21	30	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$160,457	$361

Futures Contracts open at September 30, 2021 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	25	$250,000	10/27/2021	$1,012,025	$1,466,750	$454,725	$—
Low Sulphur Gasoil	6	600	11/11/2021	357,306	405,300	47,994	—
Cotton No. 2	1	50,000	12/08/2021	42,465	52,900	10,435	—
Soybean Oil	1	60,000	12/14/2021	37,620	35,214	—	2,406
Sugar 11	2	224,000	02/28/2022	43,749	45,561	1,812	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$514,966	$2,406

Total Return Swap Agreements open at September 30, 2021 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation
USD	GSC	$7,995,091	10/22/21	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation, and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$2,666,838

(a) For swap agreements, the net settlement will occur on the expiration date.

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of September 30, 2021:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	5.05%
Bean Oil	BCOMBO	4.41
Brent Crude	BCOMCO	12.44
Coffee	BCOMKC	4.78
Copper	BCOMHG	7.45
Corn	BCOMCN	6.69
Cotton	BCOMCT	0.74
Crude Oil	BCOMCL	14.47
Gasoline (RBOB)	BCOMRB	4.77
Gold	BCOMGC	0.05
Heating Oil	BCOMHO	2.14
Kansas Wheat	BCOMKW	2.10
Lean Hogs	BCOMLH	0.26
Live Cattle	BCOMLC	5.13
Natural Gas	BCOMNG	6.33
Nickel	BCOMNI	1.00
Silver	BCOMSI	2.31
Soy Meal	BCOMSM	2.87
Soybeans	BCOMSY	6.59
Sugar	BCOMSB	4.45
Wheat	BCOMWH	3.56
Zinc	BCOMZS	2.41
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

September 30, 2021 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2021, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage	0.9%
Emerging Markets Debt	6.3%
Global Fixed Income	3.8%
U.S. Corporate Income	55.4%
Enhanced Opportunities	4.7%
Global Dynamic Multi Asset	0.2%

(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for Global Listed Infrastructure Portfolio for the period ended September 30, 2021 were as follows:

Issue	Value at December 31, 2020	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at September 30, 2021	Values at September 30, 2021
Global Listed Infrastructure
Atlas Arteria, Ltd.	$245,363,263	$4,645,171	$(1,457,800)	$(267,548)	$(18,375,001)	$10,416,584	49,611,421	$229,908,085
Eutelsat Communications SA	129,664,643	2,974,011	(292,855)	24,856	28,210,329	-	11,681,887	160,580,984
SES SA	194,564,135	2,412,030	(2,139,832)	(401,288)	(10,029,768)	8,421,914	20,619,089	184,405,277

Total Securities	$569,592,041	$10,031,212	$(3,890,487)	$(643,980)	$(194,440)	$18,838,498	$81,912,397	$574,894,346

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2021 which may step up at a future date.
(«)	Issue in default.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2021.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(¶)	Date shown is the next perpetual call date.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Lazard Real Assets Portfolio.

Security Abbreviations:
ADR	- American Depositary Receipt	NTN-F	- Brazil Sovereign “Nota do Tesouro
CDOR	- Canadian Dollar Offered Rate	NVDR	- Non-Voting Depository Receipt
CMT	- Constant Maturity Treasury	PJSC	- Public Joint Stock Company
ETF	- Exchange-Traded Fund	REIT	- Real Estate Investment Trust
GDR	- Global Depositary Receipt	SOFR	- Secured Overnight Financing Rate
JSC	- Joint Stock Company	SONIA	- Sterling Overnight Index Average
LIBOR	- London Interbank Offered Rate

Currency Abbreviations:
AUD	- Australian Dollar	KZT	- Kazakhstan Tenge
BRL	- Brazilian Real	MXN	- Mexican New Peso
CAD	- Canadian Dollar	MYR	- Malaysian Ringgit
CHF	- Swiss Franc	NOK	- Norwegian Krone
CLP	- Chilean Peso	NZD	- New Zealand Dollar
CNH	- Chinese Yuan Renminbi	PEN	- Peruvian Nuevo Sol
CNY	- Chinese Renminbi	PHP	- Philippine Peso
COP	- Colombian Peso	PLN	- Polish Zloty
CZK	- Czech Koruna	RON	- New Romanian Leu
DKK	- Danish Krone	RUB	- Russian Ruble
EGP	- Egyptian Pound	SEK	- Swedish Krona
EUR	- Euro	SGD	- Singapore Dollar

GBP	- British Pound Sterling	THB	- Thai Baht
HKD	- Hong-Kong Dollar	TRY	- New Turkish Lira
HUF	- Hungarian Forint	UAH	- Ukrainian Hryvnia
IDR	- Indonesian Rupiah	USD	- United States Dollar
INR	- Indian Rupee	UYU	- Uruguayan Peso
JPY	- Japanese Yen	ZAR	- South African Rand
KRW	- South Korean Won

Counterparty Abbreviations:
BNP	- BNP Paribas SA	JPM	- JPMorgan Chase Bank NA
BOA	- Bank of America	MEL	- The Bank of New York Mellon Corp.
BRC	- Barclays Bank PLC	MSC	- Morgan Stanley & Co.
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
GSC	- Goldman Sachs International	SSB	- State Street Bank and Trust Co.
HSB	- HSBC Bank USA NA	UBS	- UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio
Common & Preferred Stocks
Air Freight & Logistics	1.0%	—%	—%	—%	—%
Airlines	—	0.4	—	—	—
Auto Components	2.8	0.7	0.4	1.5	1.1
Automobiles	—	0.8	3.0	2.4	1.8
Banks	26.3	11.2	13.6	23.2	17.8
Beverages	1.7	2.8	1.7	—	0.9
Biotechnology	—	1.8	1.1	—	—
Building Products	—	—	0.2	—	—
Capital Markets	—	1.0	1.2	—	1.0
Chemicals	1.2	2.3	3.0	1.2	1.0
Commercial Services & Suppliers	—	—	0.2	—	—
Communications Equipment	—	0.6	—	—	—
Construction & Engineering	—	0.8	0.4	—	—
Construction Materials	—	1.8	0.5	2.4	2.3
Consumer Finance	1.4	—	0.1	—	0.7
Containers & Packaging	—	—	0.2	—	—
Diversified Financial Services	—	—	1.2	—	—
Diversified Telecommunication Services	—	1.0	2.3	3.4	0.9
Electric Utilities	—	—	0.6	—	—
Electrical Equipment	1.3	—	0.4	—	—
Electronic Equipment, Instruments & Components	3.3	2.1	3.7	2.2	2.0
Entertainment	0.6	4.3	0.3	—	1.9
Food & Staples Retailing	—	—	0.6	1.3	0.8
Food Products	—	1.4	1.4	0.7	—
Gas Utilities	1.1	0.5	0.5	—	1.4
Health Care Equipment & Supplies	—	—	0.6	—	—
Health Care Providers & Services	—	—	0.5	2.5	2.2
Hotels, Restaurants & Leisure	2.4	1.0	0.9	1.0	4.3
Household Durables	1.2	0.5	1.0	2.2	2.4
Household Products	—	—	0.3	0.8	0.8
Independent Power & Renewable Electricity Producers	—	—	1.1	0.6	—
Industrial Conglomerates	—	—	1.0	1.1	—
Insurance	1.1	2.5	2.7	3.7	2.0
Interactive Media & Services	8.6	9.0	6.2	—	7.2
Internet & Direct Marketing Retail	4.7	7.4	6.3	—	4.1
IT Services	2.5	3.3	4.2	—	2.6
Life Sciences Tools & Services	—	1.3	1.4	—	—
Machinery	3.2	1.4	1.2	0.7	2.3
Marine	—	—	1.0	—	—
Media	—	—	0.2	—	—
Metals & Mining	1.7	4.4	4.6	2.2	3.4
Multiline Retail	1.2	1.4	—	—	0.9
Oil, Gas & Consumable Fuels	3.0	5.2	6.2	10.8	7.0
Paper & Forest Products	1.0	1.5	0.3	0.7	1.6
Personal Products	—	1.3	—	2.9	2.8
Pharmaceuticals	0.8	—	2.1	—	1.0
Real Estate Management & Development	—	—	0.9	2.7	1.1
Road & Rail	2.1	0.6	—	—	—
Semiconductors & Semiconductor Equipment	14.0	12.8	9.1	9.1	8.9

The accompanying notes are an integral part of these financial statements.

Specialty Retail	2.2	1.1	1.8	0.7	0.7
Technology Hardware, Storage & Peripherals	6.1	5.9	5.2	6.4	3.5
Textiles, Apparel & Luxury Goods	0.8	2.3	1.3	—	1.6
Tobacco	—	—	0.3	1.1	1.5
Transportation Infrastructure	1.2	1.6	0.6	1.3	—
Wireless Telecommunication Services	—	—	0.8	4.1	2.8
Subtotal	98.5	98.0	98.4	92.9	98.3
Exchange Traded Funds	—	—	—	5.0	—
Short-Term Investments	1.1	2.0	1.7	1.1	2.1
Total Investments	99.6%	100.0%	100.1%	99.0%	100.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	1.0%	—%	—%	0.3%
Air Freight & Logistics	—	—	—	—	2.2
Airlines	—	—	—	—	0.1
Auto Components	—	—	—	1.2	1.4
Automobiles	—	—	—	1.3	3.3
Banks	—	3.9	—	3.2	7.0
Beverages	1.9	7.1	—	2.3	0.5
Biotechnology	—	—	—	2.3	0.8
Building Products	—	0.7	—	—	5.2
Capital Markets	—	6.8	—	6.3	3.0
Chemicals	—	—	—	2.8	1.8
Commercial Services & Suppliers	7.0	—	—	—	0.3
Communications Equipment	0.9	2.0	—	—	0.9
Construction & Engineering	5.6	—	12.7	—	0.1
Construction Materials	—	—	—	—	0.5
Diversified Consumer Services	6.1	—	—	—	—
Diversified Financial Services	—	—	—	—	0.8
Diversified Telecommunication Services	—	—	—	—	0.3
Electric Utilities	0.9	—	13.1	0.9	2.5
Electrical Equipment	—	3.5	—	3.9	3.3
Electronic Equipment, Instruments & Components	—	2.7	—	1.5	1.1
Entertainment	—	1.8	—	3.0	0.9
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	1.4
Food & Staples Retailing	—	—	—	—	1.0
Food Products	—	—	—	—	1.3
Gas Utilities	2.8	1.1	10.5	—	—
Health Care Equipment & Supplies	2.4	1.2	—	4.7	2.2
Health Care Providers & Services	22.6	—	—	1.5	0.5
Hotels, Restaurants & Leisure	6.2	1.6	—	—	2.0
Household Durables	—	0.7	—	—	2.2
Household Products	—	1.5	—	—	—
Independent Power & Renewable Electricity Producers	—	—	—	—	0.5
Industrial Conglomerates	—	0.8	—	—	0.2
Insurance	—	4.8	—	4.1	6.3
Interactive Media & Services	—	5.3	—	7.1	—
Internet & Direct Marketing Retail	—	1.0	—	2.1	0.1
IT Services	7.0	4.4	—	5.5	1.7
Leisure Products	—	2.2	—	—	0.6
Life Sciences Tools & Services	—	6.6	—	5.7	0.7
Machinery	—	—	—	—	1.0
Marine	—	—	—	—	1.5
Media	9.4	—	4.8	2.4	0.5
Metals & Mining	—	0.8	—	1.2	3.9
Multiline Retail	4.5	2.7	—	2.5	0.6
Multi-Utilities	5.9	—	18.7	—	—
Oil, Gas & Consumable Fuels	—	—	—	—	3.3
Personal Products	—	2.8	—	—	2.6
Pharmaceuticals	—	5.5	—	3.0	10.1
Professional Services	5.9	6.6	—	6.1	1.7

The accompanying notes are an integral part of these financial statements.

Real Estate Management & Development	—	—	—	—	1.4
Road & Rail	—	1.0	6.6	—	—
Semiconductors & Semiconductor Equipment	—	5.2	—	5.8	5.2
Software	—	4.9	—	11.9	1.7
Specialty Retail	1.2	2.7	—	—	1.2
Technology Hardware, Storage & Peripherals	—	—	—	—	0.4
Textiles, Apparel & Luxury Goods	2.8	3.4	—	1.6	1.4
Tobacco	—	—	—	—	3.1
Trading Companies & Distributors	—	1.3	—	1.4	0.4
Transportation Infrastructure	3.1	—	13.9	—	—
Water Utilities	—	—	10.5	—	—
Wireless Telecommunication Services	—	—	—	—	3.2
Subtotal	96.2	97.6	90.8	95.3	100.2
Short-Term Investments	3.6	3.3	7.4	5.3	1.1
Total Investments	99.8%	100.9%	98.2%	100.6%	101.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	2.7%	1.5%	3.5%	—%	—%
Air Freight & Logistics	—	—	—	—	1.1
Airlines	1.4	1.1	—	—	1.0
Auto Components	1.1	1.2	6.9	—	1.8
Automobiles	3.1	2.6	3.4	—	—
Banks	8.1	9.8	13.2	7.0	3.2
Beverages	3.7	2.6	8.3	5.2	3.1
Biotechnology	—	—	—	3.1	—
Building Products	1.2	—	—	2.5	3.5
Capital Markets	2.5	—	4.6	5.8	7.4
Chemicals	4.8	4.8	3.7	—	4.4
Commercial Services & Suppliers	—	—	—	—	2.6
Construction & Engineering	—	—	—	—	2.0
Diversified Financial Services	0.8	—	—	—	1.3
Diversified Telecommunication Services	1.2	1.8	—	—	0.9
Electric Utilities	1.6	1.4	—	—	—
Electrical Equipment	3.6	5.2	—	2.1	0.9
Electronic Equipment, Instruments & Components	—	1.3	—	2.5	—
Entertainment	1.7	1.4	2.7	4.7	0.6
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	1.9
Food & Staples Retailing	2.8	1.3	3.5	2.0	1.2
Food Products	0.5	—	—	—	2.1
Gas Utilities	0.7	1.4	—	—	1.3
Health Care Equipment & Supplies	3.7	2.1	—	3.7	1.0
Health Care Providers & Services	—	—	—	—	0.7
Health Care Technology	—	—	—	—	0.8
Hotels, Restaurants & Leisure	—	—	5.8	—	1.2
Household Durables	—	—	4.4	—	1.4
Household Products	—	—	—	0.7	0.8
Independent Power & Renewable Electricity Producers	1.0	1.7	—	—	0.5
Industrial Conglomerates	2.4	2.3	7.0	—	—
Insurance	4.2	6.3	6.9	8.6	1.7
Interactive Media & Services	0.9	3.1	—	4.9	1.0
Internet & Direct Marketing Retail	—	0.5	—	2.3	1.1
IT Services	3.1	3.1	—	—	3.8
Leisure Products	4.5	1.8	3.6	3.5	1.3
Life Sciences Tools & Services	—	—	—	—	1.4
Machinery	3.4	3.8	2.9	—	4.8
Media	0.9	—	—	—	1.4
Metals & Mining	1.2	1.9	1.8	—	1.9
Multiline Retail	1.1	2.1	3.2	1.8	2.3
Multi-Utilities	2.2	1.9	3.2	—	—
Oil, Gas & Consumable Fuels	5.0	7.1	4.0	—	1.4
Personal Products	1.5	2.3	—	4.1	—
Pharmaceuticals	5.5	5.4	4.5	2.0	3.3
Professional Services	4.4	4.0	—	9.1	4.3
Real Estate Management & Development	3.7	2.1	—	—	7.4
Semiconductors & Semiconductor Equipment	2.2	1.0	—	8.4	2.9
Software	—	—	—	4.2	4.9

The accompanying notes are an integral part of these financial statements.

Specialty Retail	1.6	2.2	—	3.4	3.2
Technology Hardware, Storage & Peripherals	—	1.8	—	—	0.9
Textiles, Apparel & Luxury Goods	1.5	1.7	—	3.0	—
Trading Companies & Distributors	1.1	1.4	—	3.1	2.3
Water Utilities	—	0.6	—	—	0.8
Wireless Telecommunication Services	—	—	3.5	—	—
Subtotal	96.6	97.6	100.6	97.7	98.8
Short-Term Investments	2.1	3.1	1.0	2.5	0.7
Total Investments	98.7%	100.7%	101.6%	100.2%	99.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	3.9%	1.2%	—%	—%	1.2%
Air Freight & Logistics	0.5	—	—	—	0.7
Airlines	1.2	—	—	—	—
Auto Components	—	0.3	—	—	0.1
Automobiles	3.3	—	—	2.2	1.9
Banks	6.6	2.2	1.4	5.9	4.6
Beverages	7.7	1.2	—	1.9	2.4
Biotechnology	1.6	1.8	—	—	0.3
Building Products	2.5	—	—	0.6	0.8
Capital Markets	2.9	1.2	—	4.0	3.8
Chemicals	3.3	0.2	—	—	0.4
Commercial Services & Suppliers	—	1.7	—	0.5	0.5
Communications Equipment	—	1.3	—	—	0.8
Construction & Engineering	—	0.5	—	—	—
Construction Materials	—	0.5	—	—	0.3
Consumer Finance	—	—	—	—	0.3
Containers & Packaging	—	0.3	—	0.6	0.2
Diversified Consumer Services	—	1.4	—	0.7	0.3
Diversified Financial Services	0.8	0.1	—	—	0.2
Diversified Telecommunication Services	—	4.5	—	1.6	1.6
Electric Utilities	1.3	3.1	—	—	0.5
Electrical Equipment	4.8	0.2	—	1.2	1.6
Electronic Equipment, Instruments & Components	1.1	1.4	—	0.1	1.0
Entertainment	2.4	—	—	—	0.8
Equity Real Estate Investment Trusts (REITs)	—	4.9	—	1.1	1.5
Food & Staples Retailing	0.9	8.1	—	1.6	1.2
Food Products	—	4.4	—	—	0.5
Gas Utilities	—	1.6	—	—	0.2
Health Care Equipment & Supplies	2.5	2.3	—	—	1.1
Health Care Providers & Services	—	2.7	—	—	1.9
Health Care Technology	—	—	—	—	0.1
Hotels, Restaurants & Leisure	2.0	3.0	—	2.0	1.7
Household Durables	—	0.5	—	—	0.3
Household Products	—	3.7	—	1.3	1.1
Independent Power & Renewable Electricity Producers	1.4	0.6	—	—	0.2
Industrial Conglomerates	—	0.2	—	—	0.3
Insurance	7.2	3.5	—	—	2.4
Interactive Media & Services	0.3	0.9	—	1.0	2.6
Internet & Direct Marketing Retail	1.9	—	—	0.6	1.3
IT Services	2.4	3.4	—	0.5	3.0
Leisure Products	4.3	—	—	—	0.7
Life Sciences Tools & Services	—	2.7	—	—	2.5
Machinery	4.2	0.9	—	1.8	1.2
Marine	—	0.3	—	—	0.5
Media	1.8	2.4	—	—	1.2
Metals & Mining	2.3	2.2	—	—	1.0
Multiline Retail	0.6	1.5	—	—	0.9
Multi-Utilities	2.0	1.4	—	—	0.2
Oil, Gas & Consumable Fuels	1.4	0.8	2.3	—	2.0
Paper & Forest Products	—	—	—	—	0.1

The accompanying notes are an integral part of these financial statements.

Personal Products	—	—	—	—	0.4
Pharmaceuticals	2.6	7.5	—	1.1	4.0
Professional Services	5.5	2.7	—	—	1.6
Real Estate Management & Development	2.3	1.4	—	—	0.4
Road & Rail	—	1.4	—	—	0.7
Semiconductors & Semiconductor Equipment	2.2	2.0	—	—	3.4
Software	—	2.9	—	2.1	6.0
Specialty Retail	2.1	1.6	—	1.1	2.1
Technology Hardware, Storage & Peripherals	—	0.5	—	2.2	3.6
Textiles, Apparel & Luxury Goods	1.1	0.5	—	—	0.8
Thrifts & Mortgage Finance	1.2	—	—	—	0.2
Tobacco	—	1.3	—	—	0.1
Trading Companies & Distributors	—	—	—	0.7	0.2
Transportation Infrastructure	—	—	0.9	—	—
Wireless Telecommunication Services	—	1.0	—	1.1	0.5
Subtotal	96.1	97.9	4.6	37.5	78.0
Exchange Traded Funds	—	—	—	—	5.0
Foreign Government Obligations	—	—	87.6	48.4	10.9
Supranational Bonds	—	—	0.1	11.1	2.6
US Municipal Bonds	—	—	—	1.1	1.3
Short-Term Investments	5.3	1.7	5.9	1.9	2.1
Total Investments	101.4%	99.6%	98.2%	100.0%	99.9.	%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Real Assets Portfolio
Common Stocks
Chemicals	0.4%
Construction & Engineering	4.2
Construction Materials	0.2
Electric Utilities	3.1
Equity Real Estate Investment Trusts (REITs)	22.6
Food Products	0.3
Gas Utilities	2.5
Hotels, Restaurants & Leisure	0.9
Household Durables	0.1
Media	1.0
Metals & Mining	0.4
Multi-Utilities	4.7
Real Estate Management & Development	8.3
Road & Rail	1.9
Transportation Infrastructure	4.1
Water Utilities	2.3
Subtotal	57.0
Exchange Traded Funds	4.0
Short-Term Investments	34.1
Total Investments	95.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Industry†	Lazard Enhanced Opportunities Portfolio
	Long	Short
Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	2.0%	-0.3%
Air Freight & Logistics	3.7	-2.4
Airlines	1.6	-0.2
Auto Components	1.3	-0.7
Automobiles	3.4	-0.9
Banks	2.9	—
Biotechnology	11.0	-5.3
Consumer Finance	6.0	-2.8
Diversified Consumer Services	0.8	-0.4
Diversified Financial Services	2.3	—
Diversified Telecommunication Services	1.1	-0.5
Electronic Equipment, Instruments & Components	2.6	-0.7
Energy Equipment & Services	0.6	-0.2
Entertainment	2.9	-1.9
Equity Real Estate Investment Trusts (REITs)	3.2	-1.4
Food & Staples Retailing	1.9	-0.7
Food Products	0.7	—
Health Care Equipment & Supplies	6.2	-2.6
Health Care Providers & Services	1.4	-0.5
Health Care Technology	0.6	-0.1
Hotels, Restaurants & Leisure	3.6	-1.7
Independent Power & Renewable Electricity Producers	1.0	-0.7
Interactive Media & Services	1.7	-0.3
Internet & Direct Marketing Retail	4.5	-1.7
IT Services	4.4	-0.9
Life Sciences Tools & Services	0.4	-0.2
Machinery	2.2
Media	12.2	-2.8
Metals & Mining	3.4	-0.7
Mortgage Real Estate Investment Trusts (REITs)	8.5	—
Personal Products	2.5	-0.2
Pharmaceuticals	8.1	-3.1
Professional Services	0.9	-0.4
Real Estate Management & Development	2.6	-1.5
Semiconductors & Semiconductor Equipment	2.9	-1.4
Software	9.7	-3.4
Specialty Retail	2.4	-1.0
Technology Hardware, Storage & Peripherals	0.3	-0.1
Subtotal	127.5	-41.7
US Treasury Securities	—	-15.6
Short-Term Investments	32.7	—
Total Investments	160.2%	-57.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2021

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 24, 2021